As filed with the Securities and Exchange Commission on May 30, 2003

                                                              File No. 333-95611
                                                                       811-08914
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              | |

    Post-Effective Amendment No. 8                                           |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


    Amendment No. 9                                                          |X|
                        (Check appropriate box or boxes.)


                             ----------------------

                        PHL VARIABLE ACCUMULATION ACCOUNT
                           (Exact Name of Registrant)
                         PHL VARIABLE INSURANCE COMPANY
                               (Name of Depositor)

                             ----------------------


               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, Including Area Code)

                             ----------------------

                              John R. Flores, Esq.
                         PHL Variable Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056
                     (Name and Address of Agent for Service)

                             ----------------------

   It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

   |X| on June 2, 2003 pursuant to paragraph (b) of Rule 485

   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on ____________ pursuant to paragraph (a)(1) of Rule 485 If appropriate, check the following box:
   [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.


================================================================================

                                     PART A

                             PHOENIX PREMIUM EDGE(R)

                        PHL VARIABLE ACCUMULATION ACCOUNT
                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY


PROSPECTUS                                                         JUNE 2, 2003


    This prospectus describes a variable accumulation deferred annuity contract. The contract is designed to provide you with retirement income. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Account"), the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.


THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond] Phoenix-Aberdeen International Series
   [diamond] Phoenix-AIM Mid-Cap Equity Series
   [diamond] Phoenix-Alliance/Bernstein Enhanced Index Series [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
   [diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
   [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series

   [diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series

   [diamond] Phoenix-Hollister Value Equity Series
   [diamond] Phoenix-Janus Flexible Income Series
   [diamond] Phoenix-Kayne Large-Cap Core Series
   [diamond] Phoenix-Kayne Small-Cap Quality Value Series
   [diamond] Phoenix-Lazard International Equity Select Series
   [diamond] Phoenix-Lazard Small-Cap Value Series
   [diamond] Phoenix-Lazard U.S. Multi-Cap Series
   [diamond] Phoenix-Lord Abbett Bond-Debenture Series
   [diamond] Phoenix-Lord Abbett Large-Cap Value Series
   [diamond] Phoenix-Lord Abbett Mid-Cap Value Series
   [diamond] Phoenix-MFS Investors Growth Stock Series
   [diamond] Phoenix-MFS Investors Trust Series
   [diamond] Phoenix-MFS Value Series
   [diamond] Phoenix-Northern Dow 30 Series
   [diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
   [diamond] Phoenix-Oakhurst Growth and Income Series
   [diamond] Phoenix-Oakhurst Strategic Allocation Series
   [diamond] Phoenix-Sanford Bernstein Global Value Series
   [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
   [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
   [diamond] Phoenix-Seneca Mid-Cap Growth Series
   [diamond] Phoenix-Seneca Strategic Theme Series
   [diamond] Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   [diamond] AIM V.I. Capital Appreciation Fund
   [diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   [diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   [diamond] Federated Fund for U.S. Government Securities II
   [diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   [diamond] VIP Contrafund(R) Portfolio
   [diamond] VIP Growth Opportunities Portfolio
   [diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   [diamond] Mutual Shares Securities Fund
   [diamond] Templeton Developing Markets Securities Fund *
   [diamond] Templeton Foreign Securities Fund
   [diamond] Templeton Global Asset Allocation Fund *
   [diamond] Templeton Growth Securities Fund


THE RYDEX VARIABLE TRUST
------------------------
   [diamond] Rydex Variable Trust Juno Fund
   [diamond] Rydex Variable Trust Nova Fund
   [diamond] Rydex Variable Trust Sector Rotation Fund


SCUDDER INVESTMENT VIT FUNDS - CLASS A
--------------------------------------
   [diamond] Scudder VIT EAFE(R) Equity Index Fund
   [diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   [diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond] Wanger Foreign Forty
   [diamond] Wanger International Small Cap
   [diamond] Wanger Twenty
   [diamond] Wanger U.S. Smaller Companies

   * Not available to new investors

    Expenses for a contract with a bonus feature may be higher than expenses for a contract without such a feature. The amount of the bonus credit may be more than offset by the additional fees and charges associated with the bonus.

    The contract is not a deposit or obligations of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated June 2, 2003, has been filed with the SEC and is available free of charge by contacting us as the address or phone number listed below.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:    [envelope]  PHL VARIABLE INSURANCE COMPANY
                                                          ANNUITY OPERATIONS DIVISION

                                                          PO Box 8027
                                                          Boston, MA 02266-8027
                                              [telephone] TEL. 800/541-0171

                                TABLE OF CONTENTS

Heading                                                    Page
---------------------------------------------------------------


SUMMARY OF EXPENSES.......................................    3
CONTRACT SUMMARY..........................................    7
FINANCIAL HIGHLIGHTS......................................   10
PERFORMANCE HISTORY.......................................   10
THE VARIABLE ACCUMULATION ANNUITY.........................   10
PHL VARIABLE AND THE ACCOUNT .............................   10
INVESTMENTS OF THE ACCOUNT................................   10
GIA.......................................................   11
MVA.......................................................   11
PURCHASE OF CONTRACTS.....................................   11
DEDUCTIONS AND CHARGES....................................   12
  Deductions from the Separate Account....................   12
  Reduced Charges, Increased Bonus Payments and
   Enhanced Guaranteed Interest Rates.....................   13
THE ACCUMULATION PERIOD...................................   13
  Accumulation Units......................................   14
  Accumulation Unit Values................................   14
  Transfers ..............................................   14
  Optional Programs and Riders............................   15
  Surrender of Contract; Partial Withdrawals..............   17
  Lapse of Contract.......................................   18
  Payment Upon Death Before Maturity Date ................   18
THE ANNUITY PERIOD........................................   19
  Variable Accumulation Annuity Contracts.................   19
  Annuity Payment Options ................................   19
  Payment Upon Death After Maturity Date..................   21
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   21
  Valuation Date..........................................   21
  Valuation Period........................................   21
  Accumulation Unit Value.................................   21
  Net Investment Factor...................................   21
MISCELLANEOUS PROVISIONS..................................   21
  Assignment..............................................   21
  Deferment of Payment ...................................   21
  Free Look Period........................................   22
  Amendments to Contracts.................................   22
  Substitution of Fund Shares.............................   22
  Ownership of the Contract...............................   22
FEDERAL INCOME TAXES......................................   22
  Introduction............................................   22
  Income Tax Status.......................................   22
  Taxation of Annuities in General--Non-Qualified Plans...   23
  Additional Considerations...............................   23
  Diversification Standards ..............................   24
  Individual Retirement Annuity...........................   25
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   26
STATE REGULATION..........................................   27
REPORTS...................................................   27
VOTING RIGHTS.............................................   27
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   27
LEGAL MATTERS.............................................   27
SAI.......................................................   27
APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - GLOSSARY OF SPECIAL TERMS....................  B-1
APPENDIX C - DEDUCTIONS FOR PREMIUM TAXES.................  C-1
APPENDIX D - FINANCIAL HIGHLIGHTS.........................  D-1

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------

    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
  Deferred Surrender Charge (as a percentage of amount surrendered:
     Complete Payment Years 0 - 2...................       8%
     Complete Payment Years 3.......................       7%
     Complete Payment Years 4.......................       6%
     Complete Payment Years 5.......................       5%
     Complete Payment Years 6.......................       4%
     Complete Payment Years 7.......................       3%         These tables describe the fees and expenses that you will
     Complete Payment Years 8+......................      None        pay at the time that you purchase the contract, surrender
                                                                      the contract or transfer value between the subaccounts.
  Transfer Charge (1)                                                 State premium taxes may also be deducted.
     Current .......................................      None
     Maximum........................................      $20

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
  Maximum (2).......................................      $35

GUARANTEED MINIMUM INCOME BENEFIT
RIDER (GMIB) FEE  (3) (as a percentage of the
  guaranteed annuitization value)...................      .40%        These tables describe the fees and expenses that you will
                                                                      pay periodically during the time that you own the contract,
ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average          not including annual fund fees and expenses.
account value)

    Mortality and Expense Risk Fee..................    1.475%
    Daily Administrative Fee........................     .125%
                                                         -----
    Total Annual Separate Account Expenses..........    1.600%

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                        This table shows the minimum and maximum total operating
                                      Minimum      Maximum            expenses for the year ended 12/31/02, charged by the fund
                                      -------      -------            companies that you may pay periodically during the time that
    Total Annual Fund Operating                                       you own the contract. More detail concerning the funds' fees
    Expenses (expenses that are                                       and total and net fund operating expenses can be found after
    deducted from the fund assets                                     the Expense Examples and are contained in the fund
    include management fees,                                          prospectuses.
    12b-1 fees and other expenses)...  0.32%        22.60%

------------------------------------------------------------------------------------------------------------------------------------

(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year.
(2) This charge is deducted annually on the contract anniversary, on a pro rata basis from each investment option in which you have an interest.
(3) The Guaranteed Minimum Income Benefit Rider is an optional rider. The fee for this rider will be deducted annually on the contract anniversary, only if the rider is selected.

------------------------------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLES
  If you surrender your contract at the end of the applicable
  time period, your maximum costs would be:                           These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other
         1 Year       3 Years       5 Years      10 Years             variable annuity contracts. These costs include contract owner
---------------------------------------------------------             transaction expenses, contract fees, separate account annual
         $2,942       $6,162        $8,062       $10,043               expenses and the maximum fund fees and expenses that were
                                                                      charged for the year ended 12/31/02.
   If you annuitize your contract at the end of the applicable time period, your maximum costs would be:

         1 Year       3 Years       5 Years      10 Years
---------------------------------------------------------
         $2,942       $6,162        $7,522       $10,043               The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that
   If you do not surrender or annuitize your contract at the end      your investment has a 5% return each year and assumes the
   of the applicable time period, your maximum costs would be:        maximum fees and expenses of any of the funds. Your actual costs may be higher or lower based on these assumptions.
         1 Year       3 Years       5 Years      10 Years
---------------------------------------------------------
         $2,222       $5,442        $7,522       $10,043
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)

------------------------------------------------------------------------------------------------------------------------------
                                                                        Rule
                                                      Investment        12b-1      Other Operating       Total Annual Fund
                     Series                         Management Fee      Fees          Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                          0.75%           N/A            0.30% (5)               1.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                              0.85%           N/A            2.58% (3)               3.43%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index               0.45%           N/A            0.28% (2)               0.73%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value               0.85%           N/A            2.91% (3)               3.76%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities            0.75%           N/A            0.37% (4)               1.12%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                         0.65%           N/A            0.10% (3)               0.75%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                 0.90%           N/A            1.32% (4)               2.22%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                            0.40%           N/A            0.16% (3)               0.56%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income               0.50%           N/A            0.19% (3)               0.69%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Fund       0.50%(7)        N/A            0.45% (2)               0.95%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                          0.70%           N/A            0.31% (3)               1.01%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                           0.80%           N/A            0.54% (3)               1.34%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core (6)                        0.70%           N/A           13.62% (1)              14.32%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value (6)               0.90%           N/A           21.70% (1)              22.60%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select (6)          0.90%           N/A            9.36% (1)              10.26%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value (6)                      0.90%           N/A            5.26% (1)               6.16%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap (6)                       0.80%           N/A            7.34% (1)               8.14%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture (6)                  0.75%           N/A            6.28% (1)               7.03%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value (6)                 0.75%           N/A            8.51% (1)               9.26%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value (6)                   0.85%           N/A            9.20% (1)              10.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                      0.75%           N/A            0.23% (3)               0.98%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                             0.75%           N/A            4.73% (3)               5.48%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                       0.75%           N/A            1.84% (3)               2.59%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                 0.35%           N/A            0.76% (3)               1.11%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                    0.35%           N/A            2.37% (3)               2.72%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                      0.70%           N/A            0.25% (3)               0.95%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                   0.58%           N/A            0.12% (3)               0.70%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                  0.90%           N/A            1.67% (3)               2.57%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                 1.05%           N/A            0.35% (3)               1.40%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value               1.05%           N/A            0.59% (3)               1.64%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                           0.80%           N/A            0.34% (4)               1.14%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                          0.75%           N/A            0.25% (4)               1.00%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth          0.85%           N/A            8.48% (1)               9.33%(8)
------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .40% of the series' average net assets.
(6) This series has been in existence for less than 1 year. The series' operating expense has been annualized based on actual operating expenses for the period ended December 31, 2002.

(7) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004. The series' other operating expenses have been annualized based on estimated operating expenses for the current fiscal year.
(8) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


                                                          Net Annual                                                      Net Annual
                                                          ----------                                                      ----------
                                          Reimbursements     Fund                                          Reimbursements    Fund
                                          --------------     ----                                          --------------    ----
Series                                      & Waivers      Expenses  Series                                  & Waivers     Expenses
------                                      ---------      --------  ------                                  ---------     --------
Phoenix-AIM Mid-Cap Equity                    (2.33%)        1.10%   Phoenix-Lazard U.S. Multi-Cap            (7.19%)       0.95%
Phoenix-Alliance/Bernstein Enhanced Index     (0.08%)        0.65%   Phoenix-Lord Abbett Bond-Debenture       (6.13%)       0.90%
Phoenix-Alliance/Bernstein Growth + Value     (2.66%)        1.10%   Phoenix-Lord Abbett Large-Cap Value      (8.36%)       0.90%
Phoenix-Duff & Phelps Real Estate Securities  (0.02%)        1.10%   Phoenix-Lord Abbett Mid-Cap Value        (9.05%)       1.00%
Phoenix-Engemann Small & Mid-Cap Growth       (0.97%)        1.25%   Phoenix-MFS Investors Trust              (4.48%)       1.00%

Phoenix-Goodwin Multi-Sector Short Term Bond  (0.75%)        0.20%   Phoenix-MFS Value                        (1.59%)       1.00%

Phoenix-Hollister Value Equity                (0.06%)        0.95%   Phoenix-Northern Dow 30                  (0.51%)       0.60%
Phoenix-Janus Flexible Income                 (0.29%)        1.05%   Phoenix-Northern Nasdaq-100 Index(R)     (2.12%)       0.60%
Phoenix-Kayne Large-Cap Core                 (13.47%)        0.85%   Phoenix-Sanford Bernstein Global Value   (1.42%)       1.15%
Phoenix-Kayne Small-Cap Quality Value        (21.55%)        1.05%   Phoenix-Sanford Bernstein Mid-Cap Value  (0.10%)       1.30%
Phoenix-Lazard International Equity Select    (9.21%)        1.05%   Phoenix-Sanford Bernstein
Phoenix-Lazard Small-Cap Value                (5.11%)        1.05%     Small-Cap Value                        (0.34%)       1.30%
                                                                     Phoenix-State Street Research
                                                                       Small-Cap Growth                       (8.33%)       1.00%

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Net Annual
                                                                  Rule                                              Fund Expenses
                                                   Investment  12b-1 or      Other                                      After
                                                   Management   Service    Operating   Total Annual  Reimbursements Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers      & Waivers

----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.11%        0.96%         (0.00%)        0.96%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------

Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%            --            --(10)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares  0.60%       0.25% (1)   0.17%        1.02%            --            --(10)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.10%        0.78%            --            --(10)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.12%        0.80%            --            --(10)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (2)                             0.58%       0.10%       0.09%        0.77%            --            --(10)

----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60% (3)   0.25%       0.21%        1.06%         (0.01%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund         1.25%       0.25%       0.33%        1.83%         (0.00%)        1.83%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.70% (3)   0.25%       0.20%        1.15%         (0.02%)        1.13%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               0.62% (3)   0.25%       0.21%        1.08%         (0.02%)        1.06%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (4)                 0.81%       0.25%       0.06%        1.12%         (0.00%)        1.12%
----------------------------------------------------------------------------------------------------------------------------------

THE RYDEX VARIABLE TRUST FUND
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                       0.90%        N/A        0.85%(9)     1.75%         (0.00%)        1.75%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       0.75%        N/A        0.97%        1.72%         (0.00%)        1.72%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A        0.79%        1.69%         (0.00%)        1.69%

----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENT VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (5)            0.45%        N/A        0.47%        0.92%         (0.27%)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (6)                0.20%        N/A        0.12%        0.32%         (0.02%)        0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------

Technology Portfolio (7)                             0.80%        N/A        0.49%        1.29%            --            --(10)

----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (8)                             1.00%        N/A        0.55%        1.55%         (0.10%)        1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.24%        N/A        0.23%        1.47%         (0.00%)        1.47%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                        0.95%        N/A        0.23%        1.18%         (0.00%)        1.18%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.94%        N/A        0.11%        1.05%         (0.00%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive the service fee.
(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) The advisor has contractually agreed (for an indefinite period of time) to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. After such reductions, the management fees are .59% for the Mutual Shares Securities Fund, .68% for the Templeton Foreign Securities Fund and .60% for the Templeton Global Asset Allocation Fund.
(4) The fund administration fee is paid indirectly through the investment management fee.
(5) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .65% of the average daily net assets until April 30, 2005.
(6) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .30% of the average daily net assets until April 30, 2005.
(7) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(8) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2004.

(9)  Other operating expenses are estimated.
(10) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


   Series                                                      Reimbursements & Waivers        Net Annual Fund Expenses
   ------                                                      ------------------------        ------------------------
   Federated Fund for U.S. Government Securities II                   (0.25%)                           0.72%
   Federated High Income Bond Fund II - Primary Shares                (0.25%)                           0.77%
   VIP Contrafund(R) Portfolio                                        (0.04%)                           0.74%
   VIP Growth Opportunities Portfolio                                 (0.03%)                           0.77%
   VIP Growth Portfolio                                               (0.06%)                           0.71%
   Technology Portfolio                                               (0.14%)                           1.15%

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will prevail.


OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that they likely would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options both variable and fixed. Investments in the variable options provide results that vary and depend upon the performance of the underlying fund, while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. Please see "GIA" and "MVA" for a detailed discussion of the GIA and MVA, respectively.

    You also select a death benefit option that is suitable in meeting your financial objectives. Each death benefit option differs in the amount of bonus payment you may receive and in how the death benefit is calculated. See "The Accumulation Period--Payment Upon Death Before the Maturity Date" for a complete description.



INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond] You may make payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your payments.

[diamond] Other than the minimum initial payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond] Generally, the minimum initial payment is $10,000.


ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] You may choose where your payments are invested in one or more of the subaccounts, the GIA and the MVA.


[diamond] We add a bonus payment to each payment we receive from you. The amount of the bonus payment we add to your payment varies based upon the death benefit option you select.


[diamond] Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in "Guaranteed Interest Account" and in "The Accumulation
          Period--Transfers."

[diamond] Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.

[diamond] The contract value varies with the investment performance of the funds and is not guaranteed.


[diamond] The contract value allocated to the GIA will depend on deductions taken from the FIA and interest accumulated at rates we set. For contracts issued prior to March 31, 2003, the Minimum Guaranteed Interest Rate is equal to 3%. For contracts issued on or after March 31, 2003, and subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1.5 % and 3%).

[diamond] For contracts issued on or after March 31, 2003, payments and transfers to the GIA are subject to the Maximum GIA Percentage.



WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

[diamond] Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, each year, 10% of your contract value as of the last contract anniversary may be withdrawn without surrender charges. Please refer to "Deductions and Charges--Surrender Charges" for a complete description.

[diamond] Withdrawals may be subject to the 10% penalty tax. See "Federal Income
          Taxes--Penalty Tax on Certain Surrenders and Withdrawals."


DEATH BENEFIT

    The death benefit is calculated differently under each death benefit option and the amount varies based on the option selected.



DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE
[diamond] No deductions are made from payments.

[diamond] A deduction for surrender charges may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time.

[diamond] If we impose a surrender charge, it is on a first-in, first-out basis.

[diamond] No surrender charges are taken upon the death of the annuitant or owner before the maturity date.

[diamond] A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the payments are deposited:

 --------------------------------------------------------------
 Percent               8%  8%   8%  7%   6%  5%   4%  3%   0%
 --------------------------------------------------------------
 Age of Payment in     0    1   2    3   4    5   6    7   8+
 Complete Years
 --------------------------------------------------------------


[diamond] Administrative Charge--maximum of $35 each year. Waived if contract value is $50,000 or more.

FROM THE ACCOUNT
[diamond] Mortality and expense risk fee--1.475%. See "Charges for Mortality and Expense Risks."

[diamond] The daily administrative fee--0.125% annually. See "Charges for Administrative Services."

OTHER CHARGES OR DEDUCTIONS

[diamond] Premium Taxes--taken from the contract value upon full or partial withdrawals, premium payments or annuitization.


          o PHL Variable Insurance Company ("PHL Variable") will reimburse itself for such taxes. See "Premium Tax" and Appendix C.


    See "Deductions and Charges" for a detailed description of contract charges.

    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.



DEATH BENEFIT OPTIONS
[diamond] The contract offers two benefit options. You select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation and in the amount of bonus payment we add to your payment.

    The components of each death benefit option are on the Death Benefit Options chart on the next page.



ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the payments made during the Free Look Period. Note that the total amount returned to you will not include the amount of the bonus payments we have added to payments made by you.

    See "Free Look Period" for a detailed discussion.

LAPSE

    If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value

DEATH BENEFIT OPTIONS CHART


--------------------------------------------------------------------------------------------------------------------------------
                                                     DEATH BENEFIT OPTION 1                    DEATH BENEFIT OPTION 2
--------------------------------------------------------------------------------------------------------------------------------
                                                            Return of                                  Annual
                 Component                                   Premium                                   Step-up
--------------------------------------------------------------------------------------------------------------------------------
Death Benefit(1) on the date of death of the  The greater of:                           The greatest of:
annuitant who has not yet attained age 80
                                              1. the sum of 100% of premium             1. the sum of 100% of premium payments
                                                 payments less adjusted partial            less adjusted partial withdrawals on
                                                 withdrawals on the claim date; or         the claim date; or

                                              2. the contract value on the claim        2. the contract value on the claim
                                                 date.                                     date; or

                                                                                        3. the annual step-up amount on the
                                                                                           claim date.
--------------------------------------------------------------------------------------------------------------------------------

Death Benefit(1) on the date of death of the  The greater of:                           The greater of:
annuitant who has attained age 80
                                              1. the sum of 100% of premium payments    1. the death benefit in effect at the
                                                 less adjusted partial withdrawals on      end of the immediately preceding
                                                 the claim date; or                        contract year prior to the annuitant
                                                                                           turning age 80, plus the sum of 100%
                                                                                           of premium payments less adjusted
                                              2. the contract value on the claim date.     partial withdrawals made since the
                                                                                           contract year that the annuitant
                                                                                           reached age 80; or

                                                                                        2. the contract value on the claim
                                                                                           date.

--------------------------------------------------------------------------------------------------------------------------------
Amount of bonus payment(2)                    5% of each payment received from you.     4% of each payment received from you.
--------------------------------------------------------------------------------------------------------------------------------


(1) See "The Accumulation Period--Payment Upon Death Before Maturity Date" for complete details.
(2) See the "Purchase of Contracts--Bonus Payments" for complete details.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. The tables are set forth in Appendix D. More information is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of the investment management fees, daily administrative fees, annual contract fees, mortality and expense risk charges, and deferred surrender charges of 8% and 5% deducted from redemptions after 1 and 5 years, respectively. See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.

    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts, GIA or MVA.


PHL VARIABLE AND THE ACCOUNT
--------------------------------------------------------------------------------

    We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    We are an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company. As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation.

    Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900.


    On December 7, 1994, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.


    Under Connecticut law, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Account may not be used to pay liabilities arising out of any other business that we may conduct. Obligations under the contracts are obligations of PHL Variable.

    Contributions to the GIA and MVA are not invested in the Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more information see "GIA" and "MVA".


INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------

PARTICIPATING INVESTMENT FUNDS

[diamond] The Phoenix Edge Series Fund
[diamond] AIM Variable Insurance Funds
[diamond] The Alger American Fund
[diamond] Federated Insurance Series
[diamond] Fidelity(R) Variable Insurance Products
[diamond] Franklin Templeton Variable Insurance Products Trust

[diamond] The Rydex Variable Trust

[diamond] Scudder Investment VIT Funds
[diamond] The Universal Institutional Funds, Inc.
[diamond] Wanger Advisors Trust

     For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing our Annuity Operations Division or calling us at the address or telephone number provided on the front page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable, and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.


INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.



SERVICES OF THE ADVISORS
    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


GIA
--------------------------------------------------------------------------------

    In addition to the Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:       25% of the total value
[diamond] Year Two:       33% of remaining value
[diamond] Year Three:     50% of remaining value
[diamond] Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.


    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


GIA RESTRICTIONS
    For contracts issued on or after March 31, 2003, contracts will be subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of contract value. These restrictions are subject to state insurance department approval.



MVA

--------------------------------------------------------------------------------

    The MVA is an account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Account or to the general account. The MVA is more fully described in a separate prospectus that should be read carefully before investing.



PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------

MINIMUM PAYMENTS
    Generally, we require minimum payments of:

                         MINIMUM             MINIMUM
PLAN TYPE                INITIAL             SUBSEQUENT
                         PAYMENT             PAYMENT *
------------------------ ------------------- -------------------
Non-qualified
plans                    $10,000             $500
------------------------ ------------------- -------------------
Individual Retirement
Annuity ("IRA")          $2,000              $100
----------------------------------------------------------------

* You may authorize your bank to draw from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If you elect a bank draft program, the minimum subsequent payment is $25.

    In certain circumstances we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

 (1) the make-up and size of the prospective group;

 (2) the method and frequency of premium payments; and

 (3) the amount of compensation to be paid to Registered Representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

BONUS PAYMENT
    We add a bonus payment to your contract value each time we receive a purchase payment from you. The bonus payment is made from our general account. The bonus payment is allocated among the subaccounts, MVA or GIA according to the same allocation schedule in effect for purchase payments. If you return the contract under the right to cancel provision (Free Look) the amount returned to you will not include the amount of any bonus payments made by us.


    The amount of the bonus payment varies depending upon which death benefit option you selected. The amount of bonus payment under the death benefit option elected is a percentage of each purchase payment and are as follows:

---------------------------------------------------------------
DEATH BENEFIT OPTION 1 -         DEATH BENEFIT OPTION 2 -
RETURN OF PREMIUM                ANNUAL STEP-UP

-------------------------------- ------------------------------
5% of purchase payment           4% of purchase payment
---------------------------------------------------------------

    Bonus payments are treated as an increase in the "income in the contract"
(gain) for tax purposes.

    We expect to profit from certain charges assessed under the contract (i.e., the surrender charge and the mortality and risk fee) associated with the bonus.

PAYMENT ALLOCATION

    Payments received under the contracts will be allocated in any combination to any subaccount, GIA or MVA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Changes in the allocation of payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.


GENERAL
    Usually, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    We reserve the right not to accept future purchase payments. We will provide you 60 days written notice if we choose not to accept a payment.


    For contracts issued on or after March 31, 2003, payments to the GIA are subject to the Maximum GIA Percentage.



DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

DEDUCTIONS FROM THE SEPARATE ACCOUNT

PREMIUM TAX

    Whether or not a premium tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Premium taxes on contracts currently range from 0% to 3.5%. We will pay any premium tax due and will reimburse Phoenix only upon the earlier of either full or partial surrender of the contract, the maturity date or payment of death proceeds. For a list of states and premium taxes, see Appendix C.


SURRENDER CHARGES

    A deduction for surrender charges for this contract may be taken from proceeds of partial withdrawals from, or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your premium payments are held under the contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under annuity payment option K or L below. See "Annuity Payment Options." Any surrender charge is imposed on a first-in, first-out basis.


    Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, each year you may withdraw up to 10% of your contract value as of the last contract anniversary without surrender charges.

    The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

---------------------------------------------------------------
 Percent               8%  8%   8%  7%   6%  5%   4%  3%   0%
---------------------------------------------------------------
 Age of Payment in     0    1   2    3   4    5   6    7   8+
 Complete Years
---------------------------------------------------------------

    If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the subaccounts, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk charge. The fee is based on an annual rate of 1.475% and is taken against the daily net assets of the subaccounts. Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.


    No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.


ADMINISTRATIVE FEE
    We make a daily deduction from account value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the Company for administrative expenses that exceed revenues from the Administrative Charge described below. This fee is not deducted from the GIA or MVA.

ADMINISTRATIVE CHARGE
    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.


REDUCED CHARGES, INCREASED BONUS PAYMENTS AND ENHANCED GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit increased bonus payments, or grant enhanced Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements;

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate; and

(5) the amount of compensation to be paid to Registered Representatives on each purchase payment.


    Any reduction or elimination of surrender or administrative charge, credit of additional amounts or bonus guaranteed interest rates will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.


MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

OTHER CHARGES
    As compensation for investment management services, the Advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

ACCUMULATION UNITS

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA or MVA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.



ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.


TRANSFERS

    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of written notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available subaccounts, the GIA or MVA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes will also be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

    Because excessive trading can hurt fund performance and harm all contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm. If we reject a transfer for any of these reasons, we will notify you of our decision in writing.


    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $20 per transfer after the first two transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least six transfers during each contract year. There are additional restrictions on transfers from the GIA as described in the section entitled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.

    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

    Currently, contracts in the annuity period are not able to make transfers between subaccounts.

    For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first Contract Year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the Contract Value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.


OPTIONAL PROGRAMS AND RIDERS


DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.


    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.


    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participation in this program.

    For contracts issued on or after March 31, 2003, transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.


ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA or the MVA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participation in this program.


SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date.

INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.


GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D=   any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.
2.  each date we process a transfer.
3.  each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.
2.  each date we process a transfer.
3.  each date we process a withdrawal.
4.  each contract anniversary.

RIDER FEE
    The fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

TERMINATION OF THIS RIDER
    This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2.  the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond] The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond] The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

[diamond] The GMIB is irrevocable once elected.

[diamond] You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond] The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond] You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond] The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS

    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under annuity payment options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus for more information. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the contract Maturity Date." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of a contract should be mailed to our Annuity Operations Division, PO Box 8027, Boston, Massachusetts 02266-8027.


LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:

[diamond] The contract value is zero; or

[diamond] The annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

    PHL Variable will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE
WHO RECEIVES PAYMENT
[diamond] DEATH OF AN OWNER/ANNUITANT
          If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond] DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
          Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE

          If the spousal beneficiary continues the contract at the death of the an owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The death benefit option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.


[diamond] CONTINGENT ANNUITANT CONTRACT CONTINUANCE

          Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant the contract will continue with the contingent annuitant becoming the annuitant. The death benefit option in effect at the death of the annuitant will also apply to the contingent annuitant.


[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

AMOUNT OF PAYMENT BEFORE AGE 80
    Upon the death of the annuitant or owner/annuitant who has not yet reached age 80.


[diamond] DEATH BENEFIT OPTION 1--RETURN OF PREMIUM

          The greater of:

          a) 100% of payments, less adjusted partial withdrawals; or

          b) the contract value on the claim date.


[diamond] Death Benefit Option 2--Annual Step-up

          The greater of:

          a) 100% of payments, less adjusted partial withdrawals; or

          b) the contract value on the claim date; or

          c) the annual step-up amount on the claim date.

AMOUNT OF PAYMENT AFTER AGE 80
    After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) equals:


[diamond] DEATH BENEFIT OPTION 1--RETURN OF PREMIUM

          The greater of:

          a) the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

          b) the contract value on the claim date.


[diamond] DEATH BENEFIT OPTION 2--ANNUAL STEP-UP

          The greater of:

          a) the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or

          b)  the contract value on the claim date.

[diamond] DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
          The amount of death benefit payable is equal to the greater of:

          o 100% of payments, less withdrawals; or
          o the contract value on the claim date.


    BECAUSE THE DEATH BENEFIT IN THIS SITUATION EQUALS THE GREATER OF PREMIUMS PAID AND THE CONTRACT VALUE, AN OWNER WHO IS NOT THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER DEATH BENEFIT OPTION 2 IS SUITABLE FOR THEIR CIRCUMSTANCES

    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Premium Tax" and Appendix C. See also "Distribution at Death" under "Federal Income Taxes."


    We reserve the right to discontinue offering any one of the available death benefit options in the future.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------

    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.


VARIABLE ACCUMULATION ANNUITY CONTRACTS

    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless you elect a different annuity payment option. See "Annuity Payment Options." Under a Variable Payment Life Expectancy Annuity, annuity payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.


    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under Individual Retirement Accounts, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the year in which the employee attains age 70 1/2.


    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under an IRA plan. See "Individual Retirement Accounts."


ANNUITY PAYMENT OPTIONS

    You may choose among the available annuity payment options by written request. Contract owners should direct their choice of annuity payment option in writing to our Annuity Operations Division, P.O. Box 8027, Boston, MA 02266-8027. If we do not receive written instruction satisfactory to us on or before the maturity date, we will apply your contract value to Option L, described below.


    The options allow you to choose:

[diamond] Fixed Payments (Options A, B, D, E, F, G, H): PHL Variable guarantees a minimum rate of return for these options.

[diamond] Variable Payments (Options I, J, K, L, M, N): Payments under these options depend on subaccount investment performance. There is no guaranteed minimum payment or rate of return.

    The level of annuity payments will depend on the option selected and such factors as the age of the annuitant, the form of annuity, annuity payment rates, and the frequency of payments. The contract and the SAI provide additional information on the methods used for calculating annuity payments.

    The assumed investment rate for variable options is 4.5% on an annual basis. The assumed rate is used to calculate the first annuity payment under variable payment options I, J, K, M and N.

    We make daily deductions from contract values held in subaccounts for mortality and expense risk charges and an administrative fee. These charges affect all the variable payment options. Note that even though PHL Variable assumes no mortality risk under Option K, a mortality charge is still deducted.


    The following descriptions should allow you to compare the basic differences of the currently available annuity payment options. You should contact our Annuity Operations Division well in advance of the date you wish to elect an option for payment estimates under each option.


OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY

    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity payment option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
Period Certain
    Provides a monthly income for the lifetime of both the Annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    It provides a variable payout monthly annuity to the annuitant for life. In the event of the death for the life of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY

    Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.


OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining Annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES

    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity payment options above.


OTHER CONDITIONS

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to IRA participants. Any annuity payment options elected under regular or Simple IRA contracts must also meet federal income tax distribution requirements. Requests to elect this program must be made in writing.


    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.


    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are available for amounts allocated to any of the variable payment annuity payment options except Option M.


PAYMENT UPON DEATH AFTER MATURITY DATE

    If an owner who is also the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity payment option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.



VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------

VALUATION DATE
    A valuation date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE

    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.


NET INVESTMENT FACTOR

    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.



MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------

ASSIGNMENT

    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.


    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.


DEFERMENT OF PAYMENT

    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times
(a) when the NYSE is closed, other than customary weekend and holiday closings,
(b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.


FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment calculated without regard to any bonus payment. (A longer Free Look Period may be required by your state.) You may receive more or less than your initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial payment has been allocated to the MVA, we will apply the market value adjustment that can increase or decrease your initial payment. If applicable state law requires, we will return the full amount of any payments we received from you or on your behalf.

    If you return the contract under the right to cancel provision (Free Look) the amount returned to you will be determined as if there had been no bonus payments made by us.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts the GIA and/or MVA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------

INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans under the provisions of the Internal Revenue Code of 1986, (the "Code"). The contracts may be used to establish regular, Simple and Roth IRAs. The contracts will not be issued in connection with other tax-qualified plans such as employer-sponsored or tax-sheltered annuity plans. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the accompanying prospectuses for the funds.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. However, under most regular and all Simple IRAs there will be no investment in the contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. For Roth IRAs, there will generally be no taxable amount on distributions made after age 59 1/2 and after five years from the contract issue date. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial surrender of a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain regular IRAs and all Simple IRAs, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.


    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.


PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "Primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) allocable to investment in the contract before August 14, 1982; (v) under a qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (vii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to IRAs. See "Penalty Tax on Surrenders and Withdrawals from IRAs."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under IRAs (other than Roth IRAs). However, a number of restrictions, limitations and special rules apply to IRAs and contract owners should consult with their tax adviser.

    If the annuitant, who is not the contract owner, dies before the maturity date and there is no Contingent annuitant, the annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the death of the first of the contract owners.


    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the annuity payment option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.


TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract the income on that contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan, and nor if the annuity contract is an immediate annuity.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS

    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.


    The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one contract or other annuity contracts.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the series' assets be invested in no more than:

[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The U.S. Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. The IRAs (described below) are defined as "pension plan contracts" for these purposes. Notwithstanding the exception of IRA contracts from application of the diversification rules, all investments of the PHL Variable IRA contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for non-qualified contracts as well as IRA contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

INDIVIDUAL RETIREMENT ANNUITY
    The contracts may be used with several types of IRAs. The tax rules applicable to IRAs vary according to the type of IRAs. No attempt is made here to provide more than general information about the use of the contracts with the various types of IRAs.

    As the owner of the contract, you may elect one of the available death benefits options under the contract. We are of the opinion that the death benefit options available under the contract are part of the annuity contract. One or more of the options available may exceed the greater of the purchase price or the contract value. The contract and its amendments, riders or endorsements (together referred to as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether death benefit options such as those available under the contract comply with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit options are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from premiums for the contract would not be deductible. While we regard the death benefit options available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain enhanced death benefits may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of purchase price (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of purchase price (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain IRAs which are considered sponsored by an employer for its employees will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

IRAs
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM IRAs
    Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of certain early distribution from IRAs qualified under Code The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible IRA or qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (e) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks. This exception will no longer apply after the contract owner has been reemployed for at least 60 days and (f) distributions for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner.

    Roth IRAs are subject to the early distribution penalties described above. In addition, Roth IRAs, which contain amounts converted from regular or Simple IRAs, are subject to a 10% penalty if made prior to the expiration of the five-year holding period beginning with the year of the conversion.

    Generally, distributions from regular and Simple IRAs must commence no later than April 1 of the calendar year following the year in which the contract owner attains age 70 1/2. The required distribution rules do not apply to Roth IRAs provided Roth IRA rules regarding age and holding periods have been met. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of IRAs which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of an IRA and purchase of a contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the IRA.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------


    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), a New York corporation incorporated on August 7, 1970, licensed to sell PHL insurance policies as well as policies, annuity contracts and funds of companies affiliated with PHL. WSG is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of PHL. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly-owned subsidiary of The Phoenix Companies and is an affiliate of PHL Variable.


    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount, which may not exceed 7.25% of the payments under the contract. We will pay any such amount paid with respect to contracts sold through other broker-dealers to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.

STATE REGULATION
--------------------------------------------------------------------------------

    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------

    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------


    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholder' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.


    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.



TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------

    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.



LEGAL MATTERS
--------------------------------------------------------------------------------


    Richard J. Wirth, Vice President and Insurance & Investment Products Counsel, Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.




SAI
--------------------------------------------------------------------------------

    The SAI contains more specific information and financial statements relating to the Account and PHL Variable. The Table of Contents of the SAI is set forth below:

[diamond] Underwriter
[diamond] Performance History
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements


    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPE


-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                Investment Type
                                              -------------------------------------------------------------------------------------
                                                     Domestic  Domestic  Domestic   Growth &        International   Money
                 Series                        Bond    Blend    Growth     Value     Income   Index     Growth     Market  Specialty

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                          |X|
Phoenix-AIM Mid-Cap Equity                              |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                     |X|
Phoenix-Alliance/Bernstein Growth + Value                          |X|      |X|
Phoenix-Duff & Phelps Real Estate
 Securities                                                                          |X|
Phoenix-Engemann Capital Growth                                    |X|
Phoenix-Engemann Small & Mid-Cap Growth                            |X|
Phoenix-Goodwin Money Market                                                                                         |X|
Phoenix-Goodwin Multi-Sector Fixed
 Income                                         |X|

Phoenix-Goodwin Multi-Sector Short Term
 Bond                                           |X|

Phoenix-Hollister Value Equity                                              |X|
Phoenix-Janus Flexible Income                   |X|
Phoenix-Kayne Large-Cap Core                              |X|
Phoenix-Kayne Small-Cap Quality Value                                       |X|
Phoenix-Lazard International Equity Select                                                              |X|
Phoenix-Lazard Small-Cap Value                                              |X|
Phoenix-Lazard U.S. Multi-Cap                                               |X|
Phoenix-Lord Abbett Bond-Debenture              |X|
Phoenix-Lord Abbett Large-Cap Value                                         |X|
Phoenix-Lord Abbett Mid-Cap Value                                           |X|
Phoenix-MFS Investors Growth Stock                                 |X|
Phoenix-MFS Investors Trust                                                          |X|
Phoenix-MFS Value                                                           |X|
Phoenix-Northern Dow 30                                                                       |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                          |X|
Phoenix-Oakhurst Growth and Income                                                   |X|
Phoenix-Oakhurst Strategic Allocation                                                |X|
Phoenix-Sanford Bernstein Global Value                                                                  |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                     |X|
Phoenix-Sanford Bernstein Small-Cap Value                                   |X|
Phoenix-Seneca Mid-Cap Growth                                      |X|
Phoenix-Seneca Strategic Theme                                     |X|
Phoenix-State Street Research Small-Cap
 Growth                                                            |X|
AIM V.I. Capital Appreciation Fund                                 |X|
AIM V.I. Premier Equity Fund                              |X|
Alger American Leveraged AllCap
 Portfolio                                                         |X|
Federated Fund for U.S. Government
 Securities II                                  |X|
Federated High Income Bond Fund II              |X|
VIP Contrafund(R) Portfolio                                        |X|
VIP Growth Opportunities Portfolio                                 |X|
VIP Growth Portfolio                                               |X|
Mutual Shares Securities Fund                                                        |X|
Templeton Developing Markets Securities
 Fund                                                                                                   |X|
Templeton Foreign Securities Fund                                                                       |X|
Templeton Global Asset Allocation Fund                                                                  |X|
Templeton Growth Securities Fund                                                                        |X|

Rydex Variable Trust Juno Fund                                                                                               |X|
Rydex Variable Trust Nova Fund                                                                |X|
Rydex Variable Trust Sector Rotation Fund                                                                                    |X|

Scudder VIT EAFE(R) Equity Index Fund                                                         |X|
Scudder VIT Equity 500 Index Fund                                                             |X|
Technology Portfolio                                               |X|
Wanger Foreign Forty                                                                                    |X|
Wanger International Small Cap                                                                          |X|
Wanger Twenty                                                      |X|
Wanger U.S. Smaller Companies                                      |X|
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                               ------------------------------------------------------------------------------------

                                                                          Duff &
                                                   Phoenix    Phoenix     Phelps                 Fred        Deutsche     Federated
                                                  Investment  Variable  Investment    AIM        Alger        Asset      Investment
                                                   Counsel,   Advisors, Management  Advisors,  Management,  Management,  Management
              Series                                 Inc.       Inc.        Co.       Inc.        Inc.         Inc.       Company

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                       |X|
Phoenix-AIM Mid-Cap Equity                                      |X|
Phoenix-Alliance/Bernstein Enhanced Index                       |X|
Phoenix-Alliance/Bernstein Growth + Value                       |X|
Phoenix-Duff & Phelps Real Estate Securities                                |X|
Phoenix-Engemann Capital Growth                      |X|
Phoenix-Engemann Small & Mid-Cap Growth              |X|
Phoenix-Goodwin Money Market                         |X|
Phoenix-Goodwin Multi-Sector Fixed Income            |X|

Phoenix-Goodwin Multi-Sector Short Term Bond         |X|

Phoenix-Hollister Value Equity                       |X|
Phoenix-Janus Flexible Income                                   |X|
Phoenix-Kayne Large-Cap Core                         |X|
Phoenix-Kayne Small-Cap Quality Value                |X|
Phoenix-Lazard International Equity Select                      |X|
Phoenix-Lazard Small-Cap Value                                  |X|
Phoenix-Lazard U.S. Multi-Cap                                   |X|
Phoenix-Lord Abbett Bond-Debenture                              |X|
Phoenix-Lord Abbett Large-Cap Value                             |X|
Phoenix-Lord Abbett Mid-Cap Value                               |X|
Phoenix-MFS Investors Growth Stock                              |X|
Phoenix-MFS Investors Trust                                     |X|
Phoenix-MFS Value                                               |X|
Phoenix-Northern Dow 30                                         |X|
Phoenix-Northern Nasdaq-100 Index(R)                            |X|
Phoenix-Oakhurst Growth and Income                   |X|
Phoenix-Oakhurst Strategic Allocation                |X|
Phoenix-Sanford Bernstein Global Value                          |X|
Phoenix-Sanford Bernstein Mid-Cap Value                         |X|
Phoenix-Sanford Bernstein Small-Cap Value                       |X|
Phoenix-Seneca Mid-Cap Growth                        |X|
Phoenix-Seneca Strategic Theme                       |X|
Phoenix-State Street Research Small-Cap Growth                  |X|
AIM V.I. Capital Appreciation Fund                                                     |X|
AIM V.I. Premier Equity Fund                                                           |X|
Alger American Leveraged AllCap Portfolio                                                          |X|
Federated Fund for U.S. Government Securities II                                                                             |X|
Federated High Income Bond Fund II                                                                                           |X|
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund

Rydex Variable Trust Juno Fund
Rydex Variable Trust Nova Fund
Rydex Variable Trust Sector Rotation Fund

Scudder VIT EAFE(R) Equity Index Fund                                                                           |X|
Scudder VIT Equity 500 Index Fund                                                                               |X|
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies



INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                               ------------------------------------------------------------------------------------

                                                   Fidelity              Morgan
                                                  Management  Franklin   Stanley                  Templeton   Templeton   Templeton
                                                     and       Mutual   Investment     Rydex       Asset       Global    Investment
                                                   Research   Advisers, Management     Global     Management,  Advisors   Counsel,
              Series                               Company      LLC        Inc.       Advisors      Ltd.       Limited      Inc.

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income

Phoenix-Goodwin Multi-Sector Short Term Bond

Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio                          |X|
VIP Growth Opportunities Portfolio                   |X|
VIP Growth Portfolio                                 |X|
Mutual Shares Securities Fund                                    |X|
Templeton Developing Markets Securities Fund                                                        |X|
Templeton Foreign Securities Fund                                                                                          |X|
Templeton Global Asset Allocation Fund                                                                                     |X|
Templeton Growth Securities Fund                                                                                |X|

Rydex Variable Trust Juno Fund                                                            |X|
Rydex Variable Trust Nova Fund                                                            |X|
Rydex Variable Trust Sector Rotation Fund                                                 |X|

Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio                                                       |X|
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------



INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                               ------------------------------------------------------------------------------------

                                                     Wanger
                                                     Asset
                                                    Management,
                                                      L.P.
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income

Phoenix-Goodwin Multi-Sector Short Term Bond

Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund

Rydex Variable Trust Juno Fund
Rydex Variable Trust Nova Fund
Rydex Variable Trust Sector Rotation Fund

Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio
Wanger Foreign Forty                                 |X|
Wanger International Small Cap                       |X|
Wanger Twenty                                        |X|
Wanger U.S. Smaller Companies                        |X|
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                ------------------------------------------------------------------------------------
                                                                                                    Kayne
                                                                                                   Anderson
                                                Aberdeen       AIM       Alliance       Janus      Rudnick       Lazard      Lord,
                                                  Fund        Capital     Capital      Capital    Investment     Asset      Abbett
                                                 Managers,  Management,  Management,  Management  Management,  Management   & Co.
                Series                             Inc.        Inc.         L.P.         LLC         LLC          LLC        LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                     |X|
Phoenix-AIM Mid-Cap Equity                                     |X|
Phoenix-Alliance/Bernstein Enhanced Index                                  |X|
Phoenix-Alliance/Bernstein Growth + Value                                  |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                            |X|
Phoenix-Kayne Large-Cap Core                                                                         |X|
Phoenix-Kayne Small-Cap Quality Value                                                                |X|
Phoenix-Lazard International Equity Select                                                                        |X|
Phoenix-Lazard Small-Cap Value                                                                                    |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                     |X|
Phoenix-Lord Abbett Bond-Debenture                                                                                          |X|
Phoenix-Lord Abbett Large-Cap Value                                                                                         |X|
Phoenix-Lord Abbett Mid-Cap Value                                                                                           |X|
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                     |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                    |X|
Phoenix-Sanford Bernstein Small-Cap Value                                  |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap
 Growth
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                -----------------------------------------------------------------------------------
                                                                                                      State
                                                              Northern      Roger       Seneca        Street
                                                   MFS         Trust      Engemann &    Capital     Research &
                                                Investment  Investments,  Associates,  Management,  Management
                Series                          Management     Inc.         Inc.          LLC         Company
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                                              |X|
Phoenix-Engemann Small & Mid-Cap Growth                                      |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock                  |X|
Phoenix-MFS Investors Trust                         |X|
Phoenix-MFS Value                                   |X|
Phoenix-Northern Dow 30                                         |X|
Phoenix-Northern Nasdaq-100 Index(R)                            |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                             |X|
Phoenix-Seneca Strategic Theme                                                            |X|
Phoenix-State Street Research Small-Cap Growth                                                              |X|
-----------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - Glossary of Special Terms
--------------------------------------------------------------------------------


    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT (VA ACCOUNT): PHL Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.


ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the maturity date and amounts held under Annuity Payment Option L.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.


ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the step-up amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's schedule page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.


ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."


ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment annuity options I, J, K, M and N.

BONUS PAYMENT: An amount we add to your contract value when a payment is received from you. Each bonus payment will be treated as earnings under your contract.


CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.


CONTRACT: The deferred variable accumulation annuity contract described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax-qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any subaccount.


GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial premium payment is invested under a contract.


MVA: An account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Account or the general account of PHL Variable. The MVA is described in a separate prospectus.


MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 95th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond] Non-qualified plans--$10,000

[diamond] Individual Retirement Annuity (Rollover IRA only)--$2,000

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts, according to the investment experience of the selected subaccounts.

APPENDIX C - DEDUCTIONS FOR PREMIUM TAXES QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------

California ..........................................                             X                   2.35%            0.50%

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25 *

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00%            1.00%

NOTE: The above premium tax deduction rates are as of January 1, 2003. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."

     * South Dakota law provides a lower rate of .8% that applies to premiums received in excess of $500,000. This provision is scheduled to expire on July 1, 2003 but may be extended.

APPENDIX D - FINANCIAL HIGHLIGHTS TABLES (CONDENSED FINANCIAL INFORMATION)
--------------------------------------------------------------------------------


The tables on the following pages give the historical unit values for a single share of each of the available subaccounts. The following tables contain highlights only; more information is in the SAI and in the Separate Account's Annual Report. You may obtain a copy of the SAI free of charge by calling us at
800.541.0171 or by writing to our Annuity Operations Division.


                                                                       SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                             BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------


 PHOENIX-ABERDEEN INTERNATIONAL
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 7/11/00* to 12/31/00                                      $2.000               $1.699                 596
          From 1/1/01 to 12/31/01                                        $1.699               $1.269                1,827
          From 1/1/02 to 12/31/02                                        $1.269               $1.064                2,140

 PHOENIX-AIM MID-CAP EQUITY
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 11/2/01* to 12/31/01                                      $2.000               $2.125                  34
          From 1/1/02 to 12/31/02                                        $2.125               $1.863                 227

 PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX (FORMERLY, PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX)
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 6/23/00* to 12/31/00                                      $2.000               $1.804                 139
          From 1/1/01 to 12/31/01                                        $1.804               $1.564                1,073
          From 1/1/02 to 12/31/02                                        $1.564               $1.174                1,262

 PHOENIX-ALLIANCE/BERNSTEIN GROWTH & Value
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 11/9/01* to 12/31/01                                      $2.000               $2.135                  49
          From 1/1/02 to 12/31/02                                        $2.135               $1.574                 232

 PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 6/23/00* to 12/31/00                                      $2.000               $2.283                 160
          From 1/1/01 to 12/31/01                                        $2.283               $2.395                 647
          From 1/1/02 to 12/31/02                                        $2.395               $2.642                3,780

 PHOENIX-ENGEMANN CAPITAL GROWTH
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 6/22/00* to 12/31/00                                      $2.000               $1.611                2,531
          From 1/1/01 to 12/31/01                                        $1.611               $1.037                5,151
          From 1/1/02 to 12/31/02                                        $1.037               $0.767                6,429

 PHOENIX-ENGEMANN SMALL & Mid-Cap Growth
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 9/25/00* to 12/31/00                                      $2.000               $1.511                 153
          From 1/1/01 to 12/31/01                                        $1.511               $1.089                 907
          From 1/1/02 to 12/31/02                                        $1.089               $0.763                1,724

 PHOENIX-GOODWIN MONEY MARKET
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 7/3/00* to 12/31/00                                       $2.000               $2.045                 974
          From 1/1/01 to 12/31/01                                        $2.045               $2.089                14,274
          From 1/1/02 to 12/31/02                                        $2.089               $2.085                11,227

 PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 7/3/00* to 12/30/00                                       $2.000               $2.064                 332
          From 1/1/01 to 12/31/01                                        $2.064               $2.154                1,627
          From 1/1/02 to 12/31/02                                        $2.154               $2.331                3,287

 PHOENIX-HOLLISTER VALUE EQUITY
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From  8/2/00* to 12/31/00                                      $2.000               $2.359                 613
          From 1/1/01 to 12/31/01                                        $2.359               $1.904                3,825
          From 1/1/02 to 12/31/02                                        $1.904               $1.462                5,149



* Date subaccount began operations

                                                                       SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                             BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------


 PHOENIX-JANUS FLEXIBLE INCOME
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 7/3/00* to 12/31/00                                       $2.000               $2.093                 128
          From 1/1/01 to 12/31/01                                        $2.093               $2.208                 677
          From 1/1/02 to 12/31/02                                        $2.208               $2.404                2,498

 PHOENIX-KAYNE LARGE-CAP CORE
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 10/1/02* to 12/31/02                                      $2.000               $1.919                  81

 PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 9/3/02* to 12/31/02                                       $2.000               $2.008                  57

 PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 9/13/02* to 12/31/02                                      $2.000               $1.904                 111

 PHOENIX-LAZARD SMALL-CAP VALUE
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 9/3/02* to 12/31/02                                       $2.000               $1.945                  17

 PHOENIX-LAZARD U.S. MULTI-CAP
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 11/1/02* to 12/31/02                                      $2.000               $1.998                  1

 PHOENIX-LORD ABBETT BOND-DEBENTURE
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 9/3/02* to 12/31/02                                       $2.000               $2.114                 227

 PHOENIX-LORD ABBETT LARGE-CAP VALUE
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 9/3/02* to 12/31/02                                       $2.000               $1.972                 190

 PHOENIX-LORD ABBETT MID-CAP VALUE
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 8/30/02* to 12/31/02                                      $2.000               $1.988                  90

 PHOENIX- MFS INVESTORS GROWTH STOCK (FORMERLY, PHOENIX-JANUS GROWTH)
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 6/23/00* to 12/31/00                                      $2.000               $1.669                1,457
          From 1/1/01 to 12/31/01                                        $1.669               $1.251                3,677
          From 1/1/02 to 12/31/02                                        $1.251               $0.876                5,242

 PHOENIX-MFS INVESTORS TRUST
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 11/2/01* to 12/31/01                                      $2.000               $2.079                  51
          From 1/1/02 to 12/31/02                                        $2.079               $1.620                 228

 PHOENIX-MFS VALUE
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 11/2/01* to 12/31/01                                      $2.000               $2.109                 116
          From 1/1/02 to 12/31/02                                        $2.109               $1.788                 640

 PHOENIX-NORTHERN DOW 30 (FORMERLY, PHOENIX-DEUTSCHE DOW 30)
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 8/2/00* to 12/31/00                                       $2.000               $2.029                 103
          From 1/1/01 to 12/31/01                                        $2.029               $1.878                 663
          From 1/1/02 to 12/31/02                                        $1.878               $1.561                1,268

 PHOENIX-NORTHERN NASDAQ-100 INDEX(R) (FORMERLY, PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R))
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 11/2/00* to 12/31/00                                      $2.000               $1.453                  36
          From 1/1/01 to 12/31/01                                        $1.453               $0.957                 780
          From 1/1/02 to 12/31/02                                        $0.957               $0.588                1,781

 PHOENIX-OAKHURST GROWTH AND INCOME
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 6/23/00* to 12/31/00                                      $2.000               $1.855                 637
          From 1/1/01 to 12/31/01                                        $1.855               $1.676                2,572
          From 1/1/02 to 12/31/02                                        $1.676               $1.278                3,595



* Date subaccount began operations

                                                                       SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                             BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------


PHOENIX-OAKHURST STRATEGIC ALLOCATION
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 6/22/00* to 12/31/00                                      $2.000               $1.977                 161
          From 1/1/01 to 12/31/01                                        $1.977               $1.982                 962
          From 1/1/02 to 12/31/02                                        $1.982               $1.724                4,906

 PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 3/26/01* to 12/31/01                                      $2.000               $2.023                 124
          From 1/1/02 to 12/31/02                                        $2.023               $1.703                 393

 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 8/2/00* to 12/31/00                                       $2.000               $2.273                 164
          From 1/1/01 to 12/31/01                                        $2.273               $2.750                1,281
          From 1/1/02 to 12/31/02                                        $2.750               $2.475                2,538

 PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 2/2/01* to 12/31/01                                       $2.000               $2.218                 637
          From 1/1/02 to 12/31/02                                        $2.218               $1.996                1,798

 PHOENIX-SENECA MID-CAP GROWTH
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 7/11/00* to 12/31/00                                      $2.000               $1.784                1,337
          From 1/1/01 to 12/31/01                                        $1.784               $1.312                3,429
          From 1/1/02 to 12/31/02                                        $1.312               $0.871                4,041

 PHOENIX-SENECA STRATEGIC THEME
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 6/23/00* to 12/31/00                                      $2.000               $1.510                1,521
          From 1/1/01 to 12/31/01                                        $1.510               $1.079                2,753
          From 1/1/02 to 12/31/02                                        $1.079               $0.690                2,899

 PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 9/12/02* to 12/31/02                                      $2.000               $2.004                  15

 AIM V.I. CAPITAL APPRECIATION FUND
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 4/17/01* to 12/31/01                                      $2.000               $1.752                 153
          From 1/1/02 to 12/31/02                                        $1.752               $1.304                 765

 AIM V.I. PREMIER EQUITY FUND
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 4/18/01* to 12/31/01                                      $2.000               $1.895                 375
          From 1/1/02 to 12/31/02                                        $1.895               $1.300                 799

 ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 7/3/00* to 12/31/00                                       $2.000               $1.526                 683
          From 1/1/01 to 12/31/01                                        $1.526               $1.262                2,030
          From 1/1/02 to 12/31/02                                        $1.262               $0.821                2,753

 FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 8/2/00* to 12/31/00                                       $2.000               $2.109                 152
          From 1/1/01 to 12/31/01                                        $2.109               $2.221                1,848
          From 1/1/02 to 12/31/02                                        $2.221               $2.383                6,595

 FEDERATED HIGH INCOME BOND FUND II
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 9/5/00* to 12/31/00                                       $2.000               $1.820                  64
          From 1/1/01 to 12/31/01                                        $1.820               $1.815                 629
          From 1/1/02 to 12/31/02                                        $1.815               $1.811                2,374



* Date subaccount began operations

                                                                       SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                             BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------


 VIP CONTRAFUND(R) PORTFOLIO
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 7/3/00* to 12/31/00                                       $2.000               $1.863                 361
          From 1/1/01 to 12/31/01                                        $1.863               $1.606                1,477
          From 1/1/02 to 12/31/02                                        $1.606               $1.432                2,455

 VIP GROWTH OPPORTUNITIES PORTFOLIO
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 7/10/00* to 12/31/00                                      $2.000               $1.681                 124
          From 1/1/01 to 12/31/01                                        $1.681               $1.415                 722
          From 1/1/02 to 12/31/02                                        $1.415               $1.087                1,089

 VIP GROWTH PORTFOLIO
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 7/3/00* to 12/31/00                                       $2.000               $1.667                 512
          From 1/1/01 to 12/31/01                                        $1.667               $1.349                2,023
          From 1/1/02 to 12/31/02                                        $1.349               $0.927                3,289

 MUTUAL SHARES SECURITIES FUND
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 9/15/00* to 12/31/00                                      $2.000               $2.074                  21
          From 1/1/01 to 12/31/01                                        $2.074               $2.185                 406
          From 1/1/02 to 12/31/02                                        $2.185               $1.896                1,316

 TEMPLETON DEVELOPING MARKETS SECURITIES FUND
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 8/22/00* to 12/31/00                                      $2.000               $1.656                  95
          From 1/1/01 to 12/31/01                                        $1.656               $1.497                 151
          From 1/1/02 to 12/31/02                                        $1.497               $1.471                  94

 TEMPLETON FOREIGN SECURITIES FUND
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 7/3/00* to 12/31/00                                       $2.000               $1.915                 180
          From 1/1/01 to 12/31/01                                        $1.915               $1.583                 803
          From 1/1/02 to 12/31/02                                        $1.583               $1.268                1,313

 TEMPLETON GLOBAL ASSET ALLOCATION FUND
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 9/5/00* to 12/31/00                                       $2.000               $1.928                  27
          From 1/1/01 to 12/31/01                                        $1.928               $1.709                 122
          From 1/1/02 to 12/31/02                                        $1.709               $1.607                 107

 TEMPLETON GROWTH SECURITIES FUND
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 7/11/00* to 12/31/00                                      $2.000               $2.007                  42
          From 1/1/01 to 12/31/01                                        $2.007               $1.949                 412
          From 1/1/02 to 12/31/02                                        $1.949               $1.563                 862

 SCUDDER VIT EAFE(R) EQUITY INDEX FUND
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 8/8/00* to 12/31/00                                       $2.000               $1.833                  57
          From 1/1/01 to 12/31/01                                        $1.833               $1.358                 305
          From 1/1/02 to 12/31/02                                        $1.358               $1.048                 832

 SCUDDER VIT EQUITY 500 INDEX FUND
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 11/9/01* to 12/31/01                                      $2.000               $2.107                  26
          From 1/1/02 to 12/31/02                                        $2.107               $1.625                 556

 TECHNOLOGY PORTFOLIO
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 7/3/00* to 12/31/00                                       $2.000               $1.287                 698
          From 1/1/01 to 12/31/01                                        $1.287               $0.647                1,406
          From 1/1/02 to 12/31/02                                        $0.647               $0.325                1,430



* Date subaccount began operations

                                                                       SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                           SUBACCOUNT                             BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------


 WANGER FOREIGN FORTY
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 7/12/00* to 12/31/00                                      $2.000               $1.784                 434
          From 1/1/01 to 12/31/01                                        $1.784               $1.288                 681
          From 1/1/02 to 12/31/02                                        $1.288               $1.073                 955

 WANGER INTERNATIONAL SMALL CAP
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 6/23/00* to 12/31/00                                      $2.000               $1.478                 683
          From 1/1/01 to 12/31/01                                        $1.478               $1.147                1,697
          From 1/1/02 to 12/31/02                                        $1.147               $0.972                2,240

 WANGER TWENTY
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 7/25/00* to 12/31/00                                      $2.000               $2.051                 100
          From 1/1/01 to 12/31/01                                        $2.051               $2.201                 545
          From 1/1/02 to 12/31/02                                        $2.201               $2.001                 606

 WANGER U.S. SMALLER COMPANIES
 ---------------------------------------------------------------- --------------------- -------------------- ---------------------
          From 6/23/00* to 12/31/00                                      $2.000               $2.162                 334
          From 1/1/01 to 12/31/01                                        $2.162               $2.370                1,905
          From 1/1/02 to 12/31/02                                        $2.370               $1.940                3,170











* Date subaccount began operations

                                     PART B

                             PHOENIX PREMIUM EDGE(R)

                  PHL VARIABLE ACCUMULATION ACCOUNT ("ACCOUNT")
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                      PHL VARIABLE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
  Hartford, Connecticut                                              PO Box 8027
                                                Boston, Massachusetts 02266-8027



                                   JUNE 2, 2003


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated June 2, 2003. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company
("PHL Variable") at the above address or by calling 800/541-0171.





                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Underwriter.............................................................       2

Performance History.....................................................       2

Calculation of Yield and Return.........................................       6

Calculation of Annuity Payments ........................................       7

Experts ................................................................       8

Separate Account Financial Statements...................................    SA-1

Company Financial Statements............................................     F-1

UNDERWRITER
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for 1 year, 5 years and 10 years or since inception if the subaccount has not been in existence for at least 10 years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

      AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002 --
                        DEATH BENEFIT OPTION 1 CONTRACTS

---------------------------------------------------------------------------------------------------------
                    Subaccount                        Inception                               Since
                                                        Date*       1 Yr     5 Yr   10 Yr   Inception
---------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 12/7/1994    -18.39%  -3.60%   N/A       2.12%
---------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                    10/29/2001    -14.64%    N/A    N/A      -7.98%
---------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series      7/14/1997    -26.90%  -2.99%   N/A      -1.85%
---------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series     10/29/2001    -28.23%    N/A    N/A     -20.32%
---------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series   5/1/1995       8.17%   3.69%   N/A      11.20%
---------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                12/7/1994    -27.98%  -8.87%   N/A      1.37%
---------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series        8/15/2000    -31.81%    N/A    N/A     -31.09%
---------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   12/7/1994     -2.83%   2.67%   N/A       3.53%
---------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      12/7/1994      6.01%   3.11%   N/A       7.35%
---------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                 3/2/1998     -25.22%    N/A    N/A       1.49%
---------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                 12/20/1999      6.65%    N/A    N/A       6.01%
---------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                   8/12/2002      N/A      N/A    N/A      -6.51%
---------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series          8/12/2002      N/A      N/A    N/A      -2.16%
---------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series     8/12/2002      N/A      N/A    N/A      -7.25%
---------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                 8/12/2002      N/A      N/A    N/A      -5.22%
---------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                  8/12/2002      N/A      N/A    N/A      -2.68%
---------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series             8/12/2002      N/A      N/A    N/A       3.43%
---------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series            8/12/2002      N/A      N/A    N/A      -3.90%
---------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series              8/12/2002      N/A      N/A    N/A      -3.13%
---------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series            12/20/1999    -31.85%    N/A    N/A     -22.11%
---------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                   10/29/2001    -24.13%    N/A    N/A     -18.32%
---------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                             10/29/2001    -17.47%    N/A    N/A     -11.18%
---------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                       12/20/1999    -19.05%    N/A    N/A     -10.12%
---------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index Series              8/15/2000    -40.22%    N/A    N/A     -44.51%
---------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series             3/2/1998     -25.78%    N/A    N/A      -3.10%
---------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series          12/7/1994    -15.29%   2.46%   N/A       7.25%
---------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series        11/20/2000    -18.07%    N/A    N/A     -10.98%
---------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series        3/2/1998     -12.39%    N/A    N/A      -0.89%
---------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small Cap Value Series     11/20/2000    -12.38%    N/A    N/A       3.10%
---------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                  3/2/1998     -35.35%    N/A    N/A      -1.42%
---------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                 1/29/1996    -37.73%  -2.85%   N/A       1.37%
---------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
Series                                                8/12/2002      N/A      N/A    N/A      -2.33%
---------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    3/30/2001    -27.55%    N/A    N/A     -18.57%
---------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                          3/30/2001    -33.21%    N/A    N/A     -21.67%
---------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio             6/5/2000     -36.71%    N/A    N/A     -30.09%
---------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II      7/15/1999      5.03%    N/A    N/A       5.88%
---------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    7/15/1999    -2.86%     N/A    N/A      -4.42%
---------------------------------------------------------------------------------------------------------
VIP Contrafund Portfolio                              6/5/2000     -13.23%    N/A    N/A     -13.14%
---------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                    6/5/2000     -25.21%    N/A    N/A     -21.61%
---------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                  6/5/2000     -33.15%    N/A    N/A     -26.00%
---------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         5/1/2000     -15.52%    N/A    N/A      -0.98%
---------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund          5/1/1997     -4.33%   -7.01%   N/A     -12.74%
---------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     5/1/1997     -21.99%  -3.71%   N/A      -1.90%
---------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                5/1/1997      -8.40%   0.68%   N/A       2.09%
---------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      5/1/2000     -21.92%    N/A    N/A      -8.39%
---------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                 7/15/1999    -24.90%    N/A    N/A     -16.30%
---------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                    10/29/2001    -25.59%    N/A    N/A     -18.11%
---------------------------------------------------------------------------------------------------------
Technology Portfolio                                 12/20/1999    -51.14%    N/A    N/A     -41.23%
---------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                  2/1/1999     -18.86%    N/A    N/A       1.06%
---------------------------------------------------------------------------------------------------------
Wanger International Small Cap                        5/1/1995     -17.45%   3.70%   N/A       9.90%
---------------------------------------------------------------------------------------------------------
Wanger Twenty                                         2/1/1999     -11.50%    N/A    N/A       8.83%
---------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                         5/1/1995     -20.31%   1.37%   N/A      11.73%
---------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, 5% bonus payment, and deferred surrender charges of 8% and 5% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

      AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002 --
                        DEATH BENEFIT OPTION 2 CONTRACTS

---------------------------------------------------------------------------------------------------------
                    Subaccount                        Inception                               Since
                                                        Date*       1 Yr     5 Yr   10 Yr   Inception
---------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 12/7/1994    -19.17%  -3.78%   N/A       2.00%
---------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                    10/29/2001    -15.45%    N/A    N/A      -8.73%
---------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series      7/14/1997    -27.60%  -3.18%   N/A      -2.02%
---------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series     10/29/2001    -28.91%    N/A    N/A     -20.97%
---------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series   5/1/1995       7.13%   3.49%   N/A      11.06%
---------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                12/7/1994    -28.67%  -9.04%   N/A       1.25%
---------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series        8/15/2000    -32.46%    N/A    N/A     -31.36%
---------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   12/7/1994     -3.76%   2.47%   N/A       3.40%
---------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      12/7/1994      5.00%   2.91%   N/A       7.22%
---------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                 3/2/1998     -25.93%    N/A    N/A       1.29%
---------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                 12/20/1999      5.63%    N/A    N/A       5.68%
---------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                   8/12/2002      N/A      N/A    N/A      -7.40%
---------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series          8/12/2002      N/A      N/A    N/A      -3.10%
---------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series     8/12/2002      N/A      N/A    N/A      -8.14%
---------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                 8/12/2002      N/A      N/A    N/A      -6.12%
---------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                  8/12/2002      N/A      N/A    N/A      -3.60%
---------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series             8/12/2002      N/A      N/A    N/A       2.44%
---------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series            8/12/2002      N/A      N/A    N/A      -4.82%
---------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series              8/12/2002      N/A      N/A    N/A      -4.05%
---------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series            12/20/1999    -32.49%    N/A    N/A     -22.36%
---------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                   10/29/2001    -24.85%    N/A    N/A     -18.98%
---------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                             10/29/2001    -18.25%    N/A    N/A     -11.90%
---------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                       12/20/1999    -19.83%    N/A    N/A     -10.41%
---------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index Series              8/15/2000    -40.79%    N/A    N/A     -44.73%
---------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series             3/2/1998     -26.49%    N/A    N/A      -3.29%
---------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series          12/7/1994    -16.10%   2.26%   N/A       7.12%
---------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series        11/20/2000    -18.85%    N/A    N/A     -11.38%
---------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series        3/2/1998     -13.22%    N/A    N/A      -1.09%
---------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small Cap Value Series     11/20/2000    -13.21%    N/A    N/A       2.64%
---------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                  3/2/1998     -35.97%    N/A    N/A      -1.61%
---------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                 1/29/1996    -38.33%  -3.03%   N/A       1.23%
---------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
Series                                                8/12/2002      N/A      N/A    N/A      -3.26%
---------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    3/30/2001    -28.24%    N/A    N/A     -19.02%
---------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                          3/30/2001    -33.84%    N/A    N/A     -22.09%
---------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio             6/5/2000     -37.31%    N/A    N/A     -30.35%
---------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II      7/15/1999     4.03%     N/A    N/A      5.59%
---------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    7/15/1999    -3.79%     N/A    N/A      -4.69%
---------------------------------------------------------------------------------------------------------
VIP Contrafund Portfolio                              6/5/2000     -14.06%    N/A    N/A     -13.46%
---------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                    6/5/2000     -25.92%    N/A    N/A     -21.90%
---------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                  6/5/2000     -33.79%    N/A    N/A     -26.27%
---------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         5/1/2000     -16.32%    N/A    N/A      -1.34%
---------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund          5/1/1997      -5.24%  -7.19%   N/A     -12.89%
---------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     5/1/1997     -22.73%  -3.89%   N/A      -2.06%
---------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                5/1/1997      -9.27%   0.49%   N/A       1.92%
---------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      5/1/2000     -22.66%    N/A    N/A      -8.72%
---------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                 7/15/1999    -25.62%    N/A    N/A     -16.53%
---------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                    10/29/2001    -26.30%    N/A    N/A     -18.77%
---------------------------------------------------------------------------------------------------------
Technology Portfolio                                 12/20/1999    -51.61%    N/A    N/A     -41.41%
---------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                  2/1/1999     -19.63%    N/A    N/A       0.81%
---------------------------------------------------------------------------------------------------------
Wanger International Small Cap                        5/1/1995     -18.24%   3.50%   N/A       9.76%
---------------------------------------------------------------------------------------------------------
Wanger Twenty                                         2/1/1999     -12.34%    N/A    N/A       8.56%
---------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                         5/1/1995     -21.07%   1.17%   N/A      11.59%
---------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, 4% bonus payment, and deferred surrender charges of 8% and 5% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                                               ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------------------------------------
                   Subaccount                      1993   1994    1995   1996    1997     1998     1999     2000     2001     2002
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series             36.28% -1.53%   7.86% 16.77%  10.27%   25.91%   27.46%  -17.15%  -25.27%  -16.17%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                                                                           -12.32%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                         29.60%   16.95%  -12.88%  -13.32%  -24.91%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                                                                            -26.27%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                                                  31.00%  20.13%  -22.46%    3.12%   28.73%    4.91%   10.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series            17.82% -0.14%  28.82% 10.79%  19.17%   27.96%   27.63%  -19.09%  -35.64%  -26.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                                                                     -27.91%  -29.95%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                1.25%  2.20%   4.03%  3.36%   3.52%    3.43%    3.16%    4.34%    2.16%   -0.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series  14.08% -6.97%  21.59% 10.63%   9.33%   -5.67%    3.78%    4.79%    4.39%    8.24%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                                                             22.37%   30.10%  -19.28%  -23.18%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                                                        4.75%    5.52%    8.85%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                                 -12.58%  -25.07%  -29.98%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                                                                          -22.06%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                                                                    -15.22%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                             -7.06%   -7.49%  -16.85%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index Series                                                                           -34.14%  -38.58%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                         15.16%   -8.09%   -9.64%  -23.75%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series       9.26% -3.00%  16.37%  7.32%  18.83%   18.88%    9.50%   -1.01%    0.23%  -12.99%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                                                                       -8.29%  -15.84%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                   -11.71%   15.06%   21.02%  -10.01%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small Cap Value Series                                                                    13.90%  -10.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                              43.34%   11.95%  -26.49%  -33.58%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                           15.33%   42.41%   52.55%  -12.88%  -28.53%  -36.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
Series
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        0.87%  33.54% 15.70%  11.70%   17.41%   42.32%  -12.32%  -24.51%  -25.57%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                              2.39%  34.09% 13.18%  21.73%   30.31%   27.84%  -16.00%  -13.97%  -31.38%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                               10.25%  17.78%   55.33%   75.24%  -26.03%  -17.29%  -34.97%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                  7.04%  2.54%   6.86%    5.95%   -2.17%    9.23%    5.31%    7.30%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                               18.48% 12.48%  12.03%    1.07%    0.69%  -10.47%   -0.24%   -0.23%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund Portfolio                                                                 27.88%   22.18%   -8.19%  -13.78%  -10.88%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                       22.53%    2.53%  -18.48%  -15.82%  -23.17%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                     37.17%   35.11%  -12.48%  -19.05%  -31.32%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                   15.58%   -1.77%   11.78%   11.47%    5.33%  -13.22%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                                   -30.51%  -22.30%   50.88%  -33.12%   -9.56%   -1.74%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                 44.69% -4.04%  13.66% 21.78%  11.86%    7.31%   21.30%   -3.91%  -17.35%  -19.87%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund            23.87% -4.76%  20.33% 16.70%  13.46%    4.42%   20.61%   -1.53%  -11.39%   -5.92%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                 10.66% 19.04%  11.42%    6.98%   18.92%   -0.13%   -2.89%  -19.79%
------------------------------------------------------------------------------------------------------------------------------------

Rydex Variable Trust Nova Fund                                                           28.00%   21.31%  -21.56%  -24.80%  -36.75%

------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                    19.68%   25.61%  -17.98%  -25.90%  -22.85%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                        26.67%   18.48%  -10.67%  -13.60%  -23.56%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                      -24.80%  -49.68%  -49.79%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                                                       -3.14%  -27.80%  -16.65%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                          29.93%  -3.03%   14.49%  122.93%  -29.00%  -22.54%  -15.21%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                                                               7.73%    7.34%   -9.10%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                           44.30%  27.38%    6.97%   23.10%   -9.62%    9.60%  -18.14%
------------------------------------------------------------------------------------------------------------------------------------

        Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to 1.475% on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:

    The following is an example of how return/yield calculations for the Phoenix-Goodwin Money Market Subaccount are calculated:


Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period:...        $1.000000
Value of the same account (excluding capital
   changes) at the end of the 7-day period:...........         0.999893
Calculation:
   Ending account value...............................         0.999893
   Less beginning account value.......................         1.000000
   Net change in account value........................        -0.000107
Base period return:
   (Net adjusted change/beginning account value)......        -0.000107
Current yield = return x (365/7) =....................           -0.56%
Effective yield = [(1 + return)(365/7)] -1 =..........           -0.56%

    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g. 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II          =  a hypothetical initial payment of $1,000
    R           =  average annual total return for the period
    n           =  number of years in the period
    ERV         =  ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

The Dow Jones Industrial Average(SM) (1)
First Boston High Yield Index
Salomon Brothers Corporate Index
Salomon Brothers Government Bond Index
The Standard & Poor's 500 Index (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

Lipper Analytical Services
Morningstar, Inc.
Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

Barron's
Business Week
Changing Times
Forbes
Fortune
Consumer Reports
Investor's Business Daily
Financial Planning
Financial Services Weekly
Financial World
Money
The New York Times
Personal Investor
Registered Representative
U.S. News and World Report
The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

The Dow Jones Industrial Average(SM) (1)
First Boston High Yield Index
Salomon Brothers Corporate Index
Salomon Brothers Government Bond Index
The S&P 500(2)


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the Guaranteed Interest Account and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e. higher-paying) rates in effect on the settlement date.

VARIABLE ANNUITY PAYMENTS
    Under all variable annuity payment options except Option L, the first payment is based on an assumed annual interest rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option's rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed interest rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------

    The financial statements of PHL Variable Accumulation Account (Phoenix Premium Edge(SM)) at December 31, 2002, and the results of their operations and the changes in their net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.


    Richard J. Wirth, Vice President and Insurance & Investment Products Counsel, Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.
















___________________

(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2) The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3) Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

--------------------------------------------------------------------------------
                                                        PHOENIX [LOGO]
                                                     WEALTH MANAGEMENT(R)

            PHOENIX
           PREMIUM
            EDGE(SM)

       V A R I A B L E  A N N U I T Y  A N N U A L  R E P O R T

                  PHL VARIABLE ACCUMULATION ACCOUNT
                  DECEMBER 31, 2002

--------------------------------------------------------------------------------
VA0194AR (C)2003 The Phoenix Companies, Inc.

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2002

                                            PHOENIX-             PHOENIX-                            PHOENIX-ALLIANCE/
                                            ABERDEEN           ABERDEEN NEW        PHOENIX-AIM          BERNSTEIN
                                         INTERNATIONAL             ASIA           MID-CAP EQUITY      GROWTH + VALUE
                                           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                         --------------      ---------------      --------------     -----------------
ASSETS
   Investment at cost                    $    3,276,119       $      939,377       $    451,829        $     419,198
                                         ==============       ==============       ============        =============
   Investment at market                  $    2,280,827       $      880,094       $    423,295        $     365,994
                                         --------------       --------------       ------------        -------------
       Total assets                           2,280,827              880,094            423,295              365,994
LIABILITIES
   Accrued expenses                               3,248                1,156                542                  468
                                         --------------       --------------       ------------        -------------
NET ASSETS                               $    2,277,579       $      878,938       $    422,753        $     365,526
                                         ==============       ==============       ============        =============
Accumulation units outstanding                2,140,254              436,939            226,879              232,232
                                         ==============       ==============       ============        =============
Unit value                               $     1.064163       $     2.011583       $   1.863344        $    1.573971
                                         ==============       ==============       ============        =============

                                                                  PHOENIX-
                                                                 DEUTSCHE         PHOENIX-DUFF &          PHOENIX-
                                             PHOENIX-           NASDAQ-100          PHELPS REAL           ENGEMANN
                                         DEUTSCHE DOW 30         INDEX(R)        ESTATE SECURITIES     CAPITAL GROWTH
                                            SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                         ---------------      --------------     -----------------     ---------------
ASSETS
   Investment at cost                    $    2,326,956       $    1,593,773       $  9,853,648        $   9,183,433
                                         ==============       ==============       ============        =============
   Investment at market                  $    1,982,518       $    1,048,344       $  9,999,125        $   4,939,470
                                         --------------       --------------       ------------        -------------
       Total assets                           1,982,518            1,048,344          9,999,125            4,939,470
LIABILITIES
   Accrued expenses                               2,653                1,650             13,834                7,132
                                         --------------       --------------       ------------        -------------
NET ASSETS                               $    1,979,865       $    1,046,694       $  9,985,291        $   4,932,338
                                         ==============       ==============       ============        =============
Accumulation units outstanding                1,268,208            1,780,567          3,780,085            6,429,368
                                         ==============       ==============       ============        =============
Unit value                               $     1.561151       $     0.587843       $   2.641552        $    0.767159
                                         ==============       ==============       ============        =============

                                             PHOENIX-                                 PHOENIX-
                                          ENGEMANN SMALL          PHOENIX-         GOODWIN MULTI-
                                           & MID-CAP           GOODWIN MONEY        SECTOR FIXED     PHOENIX-HOLLISTER
                                             GROWTH               MARKET              INCOME            VALUE EQUITY
                                           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                         ---------------      --------------       --------------    -----------------
ASSETS
   Investment at cost                    $    1,812,220       $   23,438,299       $  7,614,747        $  10,240,585
                                         ==============       ==============       ============        =============
   Investment at market                  $    1,317,500       $   23,438,299       $  7,676,144        $   7,542,881
                                         --------------       --------------       ------------        -------------
       Total assets                           1,317,500           23,438,299          7,676,144            7,542,881
LIABILITIES
   Accrued expenses                               1,777               28,442             10,617               10,645
                                         --------------       --------------       ------------        -------------
NET ASSETS                               $    1,315,723       $   23,409,857       $  7,665,527        $   7,532,236
                                         ==============       ==============       ============        =============
Accumulation units outstanding                1,724,118           11,227,168          3,287,175            5,149,078
                                         ==============       ==============       ============        =============
Unit value                               $     0.763128       $     2.085108       $   2.331950        $    1.462832
                                         ==============       ==============       ============        =============

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2002
                             (CONTINUED)

                                          PHOENIX-J.P.
                                             MORGAN
                                            RESEARCH           PHOENIX-JANUS       PHOENIX-JANUS        PHOENIX-KAYNE
                                         ENHANCED INDEX       FLEXIBLE INCOME         GROWTH           LARGE-CAP CORE
                                           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                         --------------       ---------------      -------------       --------------
ASSETS
   Investment at cost                    $    2,074,737       $    5,794,463       $  7,807,591        $     159,283
                                         ==============       ==============       ============        =============
   Investment at market                  $    1,483,455       $    6,012,523       $  4,596,620        $     156,201
                                         --------------       --------------       ------------        -------------
       Total assets                           1,483,455            6,012,523          4,596,620              156,201
LIABILITIES
   Accrued expenses                               2,034                8,227              6,662                  212
                                         --------------       --------------       ------------        -------------
NET ASSETS                               $    1,481,421       $    6,004,296       $  4,589,958        $     155,989
                                         ==============       ==============       ============        =============
Accumulation units outstanding                1,261,564            2,497,875          5,241,880               81,289
                                         ==============       ==============       ============        =============
Unit value                               $     1.174273       $     2.403761       $   0.875632        $    1.918961
                                         ==============       ==============       ============        =============

                                         PHOENIX-KAYNE        PHOENIX-LAZARD
                                           SMALL-CAP           INTERNATIONAL      PHOENIX-LAZARD       PHOENIX-LAZARD
                                         QUALITY VALUE        EQUITY SELECT      SMALL-CAP VALUE       U.S. MULTI-CAP
                                           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                         --------------       --------------     ---------------       ---------------
ASSETS
   Investment at cost                    $      110,028       $      209,245       $     33,049        $       2,477
                                         ==============       ==============       ============        =============
   Investment at market                  $      114,105       $      211,844       $     32,956        $       2,387
                                         --------------       --------------       ------------        -------------
       Total assets                             114,105              211,844             32,956                2,387
LIABILITIES
   Accrued expenses                                 160                  238                 43                    3
                                         --------------       --------------       ------------        -------------
NET ASSETS                               $      113,945       $      211,606       $     32,913        $       2,384
                                         ==============       ==============       ============        =============
Accumulation units outstanding                   56,758              111,158             16,918                1,193
                                         ==============       ==============       ============        =============
Unit value                               $     2.007556       $     1.903643       $   1.945484        $    1.997577
                                         ==============       ==============       ============        =============

                                          PHOENIX-LORD          PHOENIX-LORD       PHOENIX-LORD          PHOENIX-MFS
                                          ABBETT BOND-        ABBETT LARGE-CAP    ABBETT MID-CAP      INVESTORS GROWTH
                                           DEBENTURE               VALUE              VALUE                STOCK
                                           SUBACCOUNT            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                         --------------       ----------------    --------------      ----------------
ASSETS
   Investment at cost                    $      477,948       $      371,721       $    176,209        $     313,078
                                         ==============       ==============       ============        =============
   Investment at market                  $      479,603       $      375,435       $    179,753        $     266,232
                                         --------------       --------------       ------------        -------------
       Total assets                             479,603              375,435            179,753              266,232
LIABILITIES
   Accrued expenses                                 599                  416                222                  320
                                         --------------       --------------       ------------        -------------
NET ASSETS                               $      479,004       $      375,019       $    179,531        $     265,912
                                         ==============       ==============       ============        =============
Accumulation units outstanding                  226,579              190,125             90,292              175,331
                                         ==============       ==============       ============        =============
Unit value                               $     2.114076       $     1.972484       $   1.988356        $    1.516628
                                         ==============       ==============       ============        =============

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2002
                             (CONTINUED)

                                                                                                          PHOENIX-
                                                                                     PHOENIX-             OAKHURST
                                          PHOENIX-MFS          PHOENIX-MFS        OAKHURST GROWTH         STRATEGIC
                                        INVESTORS TRUST           VALUE             AND INCOME           ALLOCATION
                                           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                         --------------       --------------      ---------------      -------------
ASSETS
   Investment at cost                    $      400,472       $    1,269,301       $  6,100,143        $   9,621,582
                                         ==============       ==============       ============        =============
   Investment at market                  $      369,648       $    1,144,408       $  4,602,075        $   8,470,601
                                         --------------       --------------       ------------        -------------
      Total assets                              369,648            1,144,408          4,602,075            8,470,601
LIABILITIES
   Accrued expenses                                 514                1,613              6,561               12,087
                                         --------------       --------------       ------------        -------------
NET ASSETS                               $      369,134       $    1,142,795       $  4,595,514        $   8,458,514
                                         ==============       ==============       ============        =============
Accumulation units outstanding                  227,799              639,258          3,595,307            4,905,819
                                         ==============       ==============       ============        =============
Unit value                               $     1.620434       $     1.787689       $   1.278198        $    1.724180
                                         ==============       ==============       ============        =============

                                        PHOENIX-SANFORD      PHOENIX-SANFORD     PHOENIX-SANFORD
                                        BERNSTEIN GLOBAL      BERNSTEIN MID-     BERNSTEIN SMALL-     PHOENIX-SENECA
                                              VALUE              CAP VALUE          CAP VALUE         MID-CAP GROWTH
                                           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                        ----------------     ----------------    ----------------     --------------
ASSETS
   Investment at cost                    $      764,238       $    7,096,104       $  4,157,886        $   6,433,770
                                         ==============       ==============       ============        =============
   Investment at market                  $      669,877       $    6,291,082       $  3,594,298        $   3,525,202
                                         --------------       --------------       ------------        -------------
      Total assets                              669,877            6,291,082          3,594,298            3,525,202
LIABILITIES
   Accrued expenses                                 882                8,698              4,911                5,122
                                         --------------       --------------       ------------        -------------
NET ASSETS                               $      668,995       $    6,282,384       $  3,589,387        $   3,520,080
                                         ==============       ==============       ============        =============
Accumulation units outstanding                  392,929            2,538,445          1,797,905            4,040,891
                                         ==============       ==============       ============        =============
Unit value                               $     1.702584       $     2.474895       $   1.996428        $    0.871115
                                         ==============       ==============       ============        =============

                                                               PHOENIX-STATE
                                                              STREET RESEARCH       PHOENIX-VAN
                                         PHOENIX-SENECA          SMALL-CAP         KAMPEN FOCUS      AIM V.I. CAPITAL
                                        STRATEGIC THEME           GROWTH              EQUITY           APPRECIATION
                                           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                        ----------------      ---------------      ------------      ----------------
ASSETS
   Investment at cost                    $    4,712,271       $       32,338       $    486,064        $   1,161,401
                                         ==============       ==============       ============        =============
   Investment at market                  $    2,004,576       $       30,943       $    316,528        $     999,685
                                         --------------       --------------       ------------        -------------
      Total assets                            2,004,576               30,943            316,528              999,685
LIABILITIES
   Accrued expenses                               2,927                   34                394                1,378
                                         --------------       --------------       ------------        -------------
NET ASSETS                               $    2,001,649       $       30,909       $    316,134        $     998,307
                                         ==============       ==============       ============        =============
Accumulation units outstanding                2,898,845               15,420            338,558              765,344
                                         ==============       ==============       ============        =============
Unit value                               $     0.690499       $     2.004415       $   0.933766        $    1.304391
                                         ==============       ==============       ============        =============

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2002
                             (CONTINUED)

                                                                                 FEDERATED FUND
                                                              ALGER AMERICAN         FOR U.S.          FEDERATED HIGH
                                        AIM V.I. PREMIER        LEVERAGED          GOVERNMENT           INCOME BOND
                                             EQUITY               ALLCAP          SECURITIES II           FUND II
                                           SUBACCOUNT           SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                        ----------------     ----------------   ---------------       ---------------
ASSETS
   Investment at cost                    $    1,439,522       $    3,135,706       $ 15,085,619        $   4,419,205
                                         ==============       ==============       ============        =============
   Investment at market                  $    1,040,677       $    2,262,028       $ 15,734,705        $   4,307,836
                                         --------------       --------------       ------------        -------------
      Total assets                            1,040,677            2,262,028         15,734,705            4,307,836
LIABILITIES
   Accrued expenses                               1,524                3,278             21,498                8,889
                                         --------------       --------------       ------------        -------------
NET ASSETS                               $    1,039,153       $    2,258,750       $ 15,713,207        $   4,298,947
                                         ==============       ==============       ============        =============
Accumulation units outstanding                  799,233            2,752,617          6,594,621            2,373,787
                                         ==============       ==============       ============        =============
Unit value                               $     1.300188       $     0.820583       $   2.382731        $    1.811008
                                         ==============       ==============       ============        =============

                                                                VIP GROWTH                             MUTUAL SHARES
                                        VIP CONTRAFUND(R)      OPPORTUNITIES        VIP GROWTH           SECURITIES
                                           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                        -----------------     ---------------      ------------       ---------------
ASSETS
   Investment at cost                    $    3,821,284       $    1,363,640       $  4,027,229        $   2,823,596
                                         ==============       ==============       ============        =============
   Investment at market                  $    3,519,368       $    1,185,215       $  3,052,388        $   2,497,763
                                         --------------       --------------       ------------        -------------
      Total assets                            3,519,368            1,185,215          3,052,388            2,497,763
LIABILITIES
   Accrued expenses                               4,731                1,671              4,379                3,543
                                         --------------       --------------       ------------        -------------
NET ASSETS                               $    3,514,637       $    1,183,544       $  3,048,009        $   2,494,220
                                         ==============       ==============       ============        =============
Accumulation units outstanding                2,454,765            1,088,615          3,289,462            1,315,695
                                         ==============       ==============       ============        =============
Unit value                               $     1.431761       $     1.087202       $   0.926598        $    1.895745
                                         ==============       ==============       ============        =============

                                           TEMPLETON
                                           DEVELOPING           TEMPLETON           TEMPLETON           TEMPLETON
                                            MARKETS              FOREIGN           GLOBAL ASSET           GROWTH
                                           SECURITIES           SECURITIES          ALLOCATION          SECURITIES
                                           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                         --------------       --------------       -------------      --------------
ASSETS
   Investment at cost                    $      158,283       $    2,298,582       $    207,478        $   1,691,765
                                         ==============       ==============       ============        =============
   Investment at market                  $      137,792       $    1,667,451       $    171,704        $   1,349,633
                                         --------------       --------------       ------------        -------------
      Total assets                              137,792            1,667,451            171,704            1,349,633
LIABILITIES
   Accrued expenses                                 196                2,258                270                1,816
                                         --------------       --------------       ------------        -------------
NET ASSETS                               $      137,596       $    1,665,193       $    171,434        $   1,347,817
                                         ==============       ==============       ============        =============
Accumulation units outstanding                   93,534            1,312,998            106,650              862,231
                                         ==============       ==============       ============        =============
Unit value                               $     1.471090       $     1.268237       $   1.607455        $    1.563173
                                         ==============       ==============       ============        =============

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2002
                             (CONTINUED)

                                          SCUDDER VIT
                                         EAFE(R) EQUITY        SCUDDER VIT                             WANGER FOREIGN
                                             INDEX           EQUITY 500 INDEX       TECHNOLOGY             FORTY
                                           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                         --------------      ----------------      ------------       ---------------
ASSETS
   Investment at cost                    $    1,134,659       $    1,017,302       $  1,822,556        $   1,554,483
                                         ==============       ==============       ============        =============
   Investment at market                  $      887,052       $      914,914       $    465,617        $   1,026,415
                                         --------------       --------------       ------------        -------------
      Total assets                              887,052              914,914            465,617            1,026,415
LIABILITIES
   Accrued expenses                              15,487               11,589                647                1,496
                                         --------------       --------------       ------------        -------------
NET ASSETS                               $      871,565       $      903,325       $    464,970        $   1,024,919
                                         ==============       ==============       ============        =============
Accumulation units outstanding                  831,806              555,749          1,430,437              954,754
                                         ==============       ==============       ============        =============
Unit value                               $     1.047803       $     1.625419       $   0.325054        $    1.073490
                                         ==============       ==============       ============        =============

                                             WANGER                                WANGER U.S.
                                          INTERNATIONAL                              SMALLER
                                            SMALL CAP          WANGER TWENTY        COMPANIES
                                           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                         ---------------      --------------      --------------
ASSETS
   Investment at cost                    $    3,450,023       $    1,212,428       $  7,015,666
                                         ==============       ==============       ============
   Investment at market                  $    2,181,352       $    1,214,795       $  6,158,561
                                         --------------       --------------       ------------
      Total assets                            2,181,352            1,214,795          6,158,561
LIABILITIES
   Accrued expenses                               3,013                1,726              8,741
                                         --------------       --------------       ------------
NET ASSETS                               $    2,178,339       $    1,213,069       $  6,149,820
                                         ==============       ==============       ============
Accumulation units outstanding                2,240,460              606,279          3,170,366
                                         ==============       ==============       ============
Unit value                               $     0.972273       $     2.000844       $   1.939763
                                         ==============       ==============       ============

                        See Notes to Financial Statements

                       STATEMENTS OF OPERATIONS
                FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                 PHOENIX-          PHOENIX-                       PHOENIX-ALLIANCE/
                                                                 ABERDEEN        ABERDEEN NEW     PHOENIX-AIM        BERNSTEIN
                                                               INTERNATIONAL         ASIA        MID-CAP EQUITY    GROWTH + VALUE
                                                                SUBACCOUNT        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                               -------------    --------------   --------------   -----------------
Investment income
   Distributions                                                $    26,129       $   18,286      $       -         $      1,735
Expenses
   Mortality, expense risk and administrative charges                45,280            8,863            3,752              3,592
                                                                -----------       ----------      -----------       ------------
Net investment income (loss)                                        (19,151)           9,423           (3,752)            (1,857)
                                                                -----------       ----------      -----------       ------------
Net realized gain (loss) from share transactions                    108,986          (32,522)          (2,556)            (5,470)
Net realized gain distribution from Fund                                -                -                241                -
Net unrealized appreciation (depreciation) on investment           (370,928)         (56,748)         (31,444)           (55,183)
                                                                -----------       ----------      -----------       ------------
Net gain (loss) on investment                                      (261,942)         (89,270)         (33,759)           (60,653)
Net increase (decrease) in net assets resulting from
   operations                                                   $  (281,093)      $  (79,847)     $   (37,511)      $    (62,510)
                                                                ===========       ==========      ===========       ============

                                                                                    PHOENIX-
                                                                                    DEUTSCHE      PHOENIX-DUFF &         PHOENIX-
                                                                  PHOENIX-         NASDAQ-100       PHELPS REAL         ENGEMANN
                                                               DEUTSCHE DOW 30      INDEX(R)     ESTATE SECURITIES   CAPITAL GROWTH
                                                                 SUBACCOUNT        SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                                               ---------------    -----------    -----------------   --------------
Investment income
   Distributions                                                 $    25,565       $      -        $   188,105       $        -
Expenses
   Mortality, expense risk and administrative charges                 26,011           13,184           71,519             83,739
                                                                 -----------       ----------      -----------       ------------
Net investment income (loss)                                            (446)         (13,184)         116,586            (83,739)
                                                                 -----------       ----------      -----------       ------------
Net realized gain (loss) from share transactions                     (24,755)         (18,473)         (27,925)          (152,358)
Net realized gain distribution from Fund                               3,423              -             54,771                -
Net unrealized appreciation (depreciation) on investment            (318,371)        (396,877)         104,511         (1,501,403)
                                                                 -----------       ----------      -----------       ------------
Net gain (loss) on investment                                       (339,703)        (415,350)         131,357         (1,653,761)
Net increase (decrease) in net assets resulting from
   operations                                                    $  (340,149)      $ (428,534)     $   247,943       $ (1,737,500)
                                                                 ===========       ==========      ===========       ============

                                                                   PHOENIX-                         PHOENIX-
                                                                ENGEMANN SMALL       PHOENIX-    GOODWIN MULTI-
                                                                 & MID-CAP       GOODWIN MONEY    SECTOR FIXED    PHOENIX-HOLLISTER
                                                                   GROWTH            MARKET          INCOME          VALUE EQUITY
                                                                 SUBACCOUNT        SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
                                                                --------------   -------------   ---------------   ----------------
Investment income
   Distributions                                                 $       -         $  336,136      $   415,694       $     77,327
Expenses
   Mortality, expense risk and administrative charges                 15,214          380,639           90,376            127,122
                                                                 -----------       ----------      -----------       ------------
Net investment income (loss)                                         (15,214)         (44,503)         325,318            (49,795)
                                                                 -----------       ----------      -----------       ------------
Net realized gain (loss) from share transactions                      (9,705)             -              2,089           (162,545)
Net realized gain distribution from Fund                                 -                -                -                  -
Net unrealized appreciation (depreciation) on investment            (301,595)             -            156,770         (2,013,954)
                                                                 -----------       ----------      -----------       ------------
Net gain (loss) on investment                                       (311,300)             -            158,859         (2,176,499)
Net increase (decrease) in net assets resulting from
   operations                                                    $  (326,514)      $  (44,503)     $   484,177       $ (2,226,294)
                                                                 ===========       ==========      ===========       ============

                        See Notes to Financial Statements

                       STATEMENTS OF OPERATIONS
                FOR THE PERIOD ENDED DECEMBER 31, 2002
                             (CONTINUED)

                                                                  PHOENIX-J.P.
                                                                    MORGAN
                                                                   RESEARCH       PHOENIX-JANUS    PHOENIX-JANUS    PHOENIX-KAYNE
                                                                 ENHANCED INDEX  FLEXIBLE INCOME      GROWTH        LARGE-CAP CORE
                                                                   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT(5)
                                                                 --------------  ---------------  --------------   ----------------
Investment income
   Distributions                                                 $    15,931       $  197,369     $        -         $        281
Expenses
   Mortality, expense risk and administrative charges                 27,061           64,045           83,897                396
                                                                 -----------       ----------     ------------       ------------
Net investment income (loss)                                         (11,130)         133,324          (83,897)              (115)
                                                                 -----------       ----------     ------------       ------------
Net realized gain (loss) from share transactions                     (38,907)          (4,389)        (385,560)               (68)
Net realized gain distribution from Fund                                 -             19,334              -                  -
Net unrealized appreciation (depreciation) on investment            (468,452)         235,777       (1,807,029)            (3,082)
                                                                 -----------       ----------     ------------       ------------
Net gain (loss) on investment                                       (507,359)         250,722       (2,192,589)            (3,150)
Net increase (decrease) in net assets resulting from
   operations                                                    $  (518,489)      $  384,046     $ (2,276,486)      $     (3,265)
                                                                 ===========       ==========     ============       ============

                                                                 PHOENIX-KAYNE   PHOENIX-LAZARD
                                                                   SMALL-CAP      INTERNATIONAL   PHOENIX-LAZARD   PHOENIX-LAZARD
                                                                 QUALITY VALUE    EQUITY SELECT   SMALL-CAP VALUE  U.S. MULTI-CAP
                                                                 SUBACCOUNT(2)    SUBACCOUNT(4)    SUBACCOUNT(2)    SUBACCOUNT(6)
                                                                 -------------   --------------   ---------------  --------------
Investment income
   Distributions                                                 $       797       $      -        $        25       $          6
Expenses
   Mortality, expense risk and administrative charges                    352              433               74                  3
                                                                 -----------       ----------      -----------       ------------
Net investment income (loss)                                             445             (433)             (49)                 3
                                                                 -----------       ----------      -----------       ------------
Net realized gain (loss) from share transactions                          (3)             117               (4)               -
Net realized gain distribution from Fund                                 452              -                -                  -
Net unrealized appreciation (depreciation) on investment               4,077            2,599              (93)               (90)
                                                                 -----------       ----------      -----------       ------------
Net gain (loss) on investment                                          4,526            2,716              (97)               (90)
Net increase (decrease) in net assets resulting from
   operations                                                    $     4,971       $    2,283      $      (146)      $        (87)
                                                                 ===========       ==========      ===========       ============

                                                                 PHOENIX-LORD     PHOENIX-LORD     PHOENIX-LORD      PHOENIX-MFS
                                                                 ABBETT BOND-   ABBETT LARGE-CAP  ABBETT MID-CAP   INVESTORS GROWTH
                                                                   DEBENTURE         VALUE            VALUE             STOCK
                                                                 SUBACCOUNT(2)    SUBACCOUNT(2)    SUBACCOUNT(1)      SUBACCOUNT
                                                                 -------------  ----------------  --------------   ----------------
Investment income
   Distributions                                                 $     7,324       $      685      $       497       $        -
Expenses
   Mortality, expense risk and administrative charges                    963              700              450              2,495
                                                                 -----------       ----------      -----------       ------------
Net investment income (loss)                                           6,361              (15)              47             (2,495)
                                                                 -----------       ----------      -----------       ------------
Net realized gain (loss) from share transactions                        (120)             116               (7)               (32)
Net realized gain distribution from Fund                                 664              -                -                   21
Net unrealized appreciation (depreciation) on investment               1,655            3,714            3,544            (46,885)
                                                                 -----------       ----------      -----------       ------------
Net gain (loss) on investment                                          2,199            3,830            3,537            (46,896)
Net increase (decrease) in net assets resulting from
   operations                                                    $     8,560       $    3,815      $     3,584       $    (49,391)
                                                                 ===========       ==========      ===========       ============

                        See Notes to Financial Statements

                       STATEMENTS OF OPERATIONS
                FOR THE PERIOD ENDED DECEMBER 31, 2002
                             (CONTINUED)

                                                                                                                       PHOENIX-
                                                                                                    PHOENIX-           OAKHURST
                                                                 PHOENIX-MFS      PHOENIX-MFS   OAKHURST GROWTH       STRATEGIC
                                                               INVESTORS TRUST       VALUE         AND INCOME         ALLOCATION
                                                                 SUBACCOUNT        SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
                                                               ---------------   -------------  ---------------     -------------
Investment income
   Distributions                                                 $     1,538      $     9,704     $     42,031       $    201,349
Expenses
   Mortality, expense risk and administrative charges                  3,228           11,625           76,281            109,131
                                                                 -----------      -----------     ------------       ------------
Net investment income (loss)                                          (1,690)          (1,921)         (34,250)            92,218
                                                                 -----------      -----------     ------------       ------------
Net realized gain (loss) from share transactions                      (1,962)         (10,957)        (130,144)           (48,205)
Net realized gain distribution from Fund                                 217              819              -                  -
Net unrealized appreciation (depreciation) on investment             (32,998)        (130,204)      (1,265,664)        (1,114,366)
                                                                 -----------      -----------     ------------       ------------
Net gain (loss) on investment                                        (34,743)        (140,342)      (1,395,808)        (1,162,571)
Net increase (decrease) in net assets resulting from
   operations                                                    $   (36,433)     $  (142,263)    $ (1,430,058)      $ (1,070,353)
                                                                 ===========      ===========     ============       ============

                                                               PHOENIX-SANFORD   PHOENIX-SANFORD  PHOENIX-SANFORD
                                                               BERNSTEIN GLOBAL   BERNSTEIN MID-  BERNSTEIN SMALL-   PHOENIX-SENECA
                                                                    VALUE          CAP VALUE        CAP VALUE        MID-CAP GROWTH
                                                                  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                                               ----------------  ---------------  ----------------   --------------
Investment income
   Distributions                                                 $     6,486     $     60,632      $    17,444       $        -
Expenses
   Mortality, expense risk and administrative charges                  7,756          102,663           47,392             67,728
                                                                 -----------     ------------      -----------       ------------
Net investment income (loss)                                          (1,270)         (42,031)         (29,948)           (67,728)
                                                                 -----------     ------------      -----------       ------------
Net realized gain (loss) from share transactions                       4,304         (982,692)         (49,482)          (122,812)
Net realized gain distribution from Fund                                 -            499,415          158,859                -
Net unrealized appreciation (depreciation) on investment             (89,569)      (1,188,441)        (636,547)        (1,636,992)
                                                                 -----------     ------------      -----------       ------------
Net gain (loss) on investment                                        (85,265)      (1,671,718)        (527,170)        (1,759,804)
Net increase (decrease) in net assets resulting from
   operations                                                    $   (86,535)    $ (1,713,749)     $  (557,118)      $ (1,827,532)
                                                                 ===========     ============      ===========       ============

                                                                                 PHOENIX-STATE
                                                                                STREET RESEARCH    PHOENIX-VAN
                                                                PHOENIX-SENECA    SMALL-CAP       KAMPEN FOCUS    AIM V.I. CAPITAL
                                                               STRATEGIC THEME      GROWTH           EQUITY         APPRECIATION
                                                                  SUBACCOUNT     SUBACCOUNT(3)     SUBACCOUNT         SUBACCOUNT
                                                               ---------------  ---------------   ------------    ----------------
Investment income
   Distributions                                                $        -        $       -        $       -          $       -
Expenses
   Mortality, expense risk and administrative charges                 39,262               54            5,463              9,513
                                                                ------------      -----------      -----------        -----------
Net investment income (loss)                                         (39,262)             (54)          (5,463)            (9,513)
                                                                ------------      -----------      -----------        -----------
Net realized gain (loss) from share transactions                    (126,242)             (22)          (4,886)            (4,169)
Net realized gain distribution from Fund                                 -                -                -                  -
Net unrealized appreciation (depreciation) on investment          (1,004,725)          (1,395)        (117,768)          (152,946)
                                                                ------------      -----------      -----------        -----------
Net gain (loss) on investment                                     (1,130,967)          (1,417)        (122,654)          (157,115)
Net increase (decrease) in net assets resulting from
   operations                                                   $ (1,170,229)     $    (1,471)     $  (128,117)       $  (166,628)
                                                                ============      ===========      ===========        ===========

                        See Notes to Financial Statements

                       STATEMENTS OF OPERATIONS
                FOR THE PERIOD ENDED DECEMBER 31, 2002
                             (CONTINUED)

                                                                                                 FEDERATED FUND
                                                                                 ALGER AMERICAN      FOR U.S.       FEDERATED HIGH
                                                               AIM V.I. PREMIER     LEVERAGED      GOVERNMENT         INCOME BOND
                                                                    EQUITY           ALLCAP       SECURITIES II         FUND II
                                                                  SUBACCOUNT       SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
                                                               ----------------  --------------   -------------      -------------
Investment income
   Distributions                                                 $     4,461      $       217      $   206,800       $    150,692
Expenses
   Mortality, expense risk and administrative charges                 16,778           40,536          145,741             70,561
                                                                 -----------      -----------      -----------       ------------
Net investment income (loss)                                         (12,317)         (40,319)          61,059             80,131
                                                                 -----------      -----------      -----------       ------------
Net realized gain (loss) from share transactions                     (17,113)        (451,528)          (4,114)           440,532
Net realized gain distribution from Fund                                 -                -                -                  -
Net unrealized appreciation (depreciation) on investment            (395,962)        (681,198)         571,196            (40,177)
                                                                 -----------      -----------      -----------       ------------
Net gain (loss) on investment                                       (413,075)      (1,132,726)         567,082            400,355
Net increase (decrease) in net assets resulting from
   operations                                                    $  (425,392)     $(1,173,045)     $   628,141       $    480,486
                                                                 ===========      ===========      ===========       ============

                                                                                   VIP GROWTH                       MUTUAL SHARES
                                                              VIP CONTRAFUND(R)   OPPORTUNITIES     VIP GROWTH        SECURITIES
                                                                 SUBACCOUNT        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                              -----------------  -------------    --------------    -------------
Investment income
   Distributions                                                 $    18,109      $     8,909     $      3,590       $     20,392
Expenses
   Mortality, expense risk and administrative charges                 47,001           17,707           48,064             32,474
                                                                 -----------      -----------     ------------       ------------
Net investment income (loss)                                         (28,892)          (8,798)         (44,474)           (12,082)
                                                                 -----------      -----------     ------------       ------------
Net realized gain (loss) from share transactions                    (152,909)        (164,643)        (375,782)           (41,376)
Net realized gain distribution from Fund                                 -                -                -               50,561
Net unrealized appreciation (depreciation) on investment            (191,105)        (146,266)        (789,202)          (337,865)
                                                                 -----------      -----------     ------------       ------------
Net gain (loss) on investment                                       (344,014)        (310,909)      (1,164,984)          (328,680)
Net increase (decrease) in net assets resulting from
   operations                                                    $  (372,906)     $  (319,707)    $ (1,209,458)      $   (340,762)
                                                                 ===========      ===========     ============       ============

                                                                 TEMPLETON
                                                                 DEVELOPING       TEMPLETON         TEMPLETON          TEMPLETON
                                                                  MARKETS          FOREIGN         GLOBAL ASSET          GROWTH
                                                                 SECURITIES       SECURITIES        ALLOCATION         SECURITIES
                                                                 SUBACCOUNT       SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                                 -----------      -----------      ------------      -------------
Investment income
   Distributions                                                 $     2,471      $    25,223      $     3,904       $     32,932
Expenses
   Mortality, expense risk and administrative charges                  2,845           36,495            3,320             22,524
                                                                 -----------      -----------      -----------       ------------
Net investment income (loss)                                            (374)         (11,272)             584             10,408
                                                                 -----------      -----------      -----------       ------------
Net realized gain (loss) from share transactions                      (4,041)         119,894           (4,459)           (50,938)
Net realized gain distribution from Fund                                 -                -                -               32,382
Net unrealized appreciation (depreciation) on investment               4,243         (355,252)         (11,341)          (290,952)
                                                                 -----------      -----------      -----------       ------------
Net gain (loss) on investment                                            202         (235,358)         (15,800)          (309,508)
Net increase (decrease) in net assets resulting from
   operations                                                    $      (172)     $  (246,630)     $   (15,216)      $   (299,100)
                                                                 ===========      ===========      ===========       ============

                        See Notes to Financial Statements

                       STATEMENTS OF OPERATIONS
                FOR THE PERIOD ENDED DECEMBER 31, 2002
                             (CONTINUED)

                                                                SCUDDER VIT
                                                               EAFE(R) EQUITY    SCUDDER VIT                       WANGER FOREIGN
                                                                   INDEX       EQUITY 500 INDEX    TECHNOLOGY          FORTY
                                                                SUBACCOUNT        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                               -------------   ----------------    -----------     --------------
Investment income
   Distributions                                                 $    14,054      $    10,544      $       -         $        -
Expenses
   Mortality, expense risk and administrative charges                 11,548            3,135            9,476             15,797
                                                                 -----------      -----------      -----------       ------------
Net investment income (loss)                                           2,506            7,409           (9,476)           (15,797)
                                                                 -----------      -----------      -----------       ------------
Net realized gain (loss) from share transactions                       8,189           (8,054)         (52,419)           (11,120)
Net realized gain distribution from Fund                                 -                 24              -                  -
Net unrealized appreciation (depreciation) on investment            (193,780)        (102,743)        (421,098)          (153,404)
                                                                 -----------      -----------      -----------       ------------
Net gain (loss) on investment                                       (185,591)        (110,773)        (473,517)          (164,524)
Net increase (decrease) in net assets resulting from
   operations                                                    $  (183,085)     $  (103,364)     $  (482,993)      $   (180,321)
                                                                 ===========      ===========      ===========       ============

                                                                    WANGER                          WANGER U.S.
                                                                INTERNATIONAL                        SMALLER
                                                                  SMALL CAP     WANGER TWENTY       COMPANIES
                                                                  SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                                                 -----------      -----------      -----------
Investment income
   Distributions                                                 $       -        $       -        $       -
Expenses
   Mortality, expense risk and administrative charges                 38,562           20,524           96,699
                                                                 -----------      -----------      -----------
Net investment income (loss)                                         (38,562)         (20,524)         (96,699)
                                                                 -----------      -----------      -----------
Net realized gain (loss) from share transactions                     (27,422)         (52,276)        (157,974)
Net realized gain distribution from Fund                                 -                -                -
Net unrealized appreciation (depreciation) on investment            (292,358)         (93,736)      (1,166,386)
                                                                 -----------      -----------      -----------
Net gain (loss) on investment                                       (319,780)        (146,012)      (1,324,360)
Net increase (decrease) in net assets resulting from
   operations                                                    $  (358,342)     $  (166,536)     $(1,421,059)
                                                                 ===========      ===========      ===========

Footnotes for Statements of Operations
For the period ended December 31, 2002

(1)  From inception August 30, 2002 to December 31, 2002.
(2)  From inception September 3, 2002 to December 31, 2002.
(3)  From inception September 12, 2002 to December 31, 2002.
(4)  From inception September 13, 2002 to December 31, 2002.
(5)  From inception October 1, 2002 to December 31, 2002.
(6)  From inception November 1, 2002 to December 31, 2002.

                        See Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                               PHOENIX-            PHOENIX-                     PHOENIX-ALLIANCE/
                                                               ABERDEEN          ABERDEEN NEW    PHOENIX-AIM        BERNSTEIN
                                                             INTERNATIONAL          ASIA        MID-CAP EQUITY   GROWTH + VALUE
                                                              SUBACCOUNT         SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                            --------------      -------------   --------------  ----------------
FROM OPERATIONS
    Net investment income (loss)                            $     (19,151)      $      9,423    $    (3,752)      $     (1,857)
    Net realized gain (loss)                                      108,986            (32,522)        (2,315)            (5,470)
    Net unrealized appreciation (depreciation)                   (370,928)           (56,748)       (31,444)           (55,183)
                                                            -------------       ------------    -----------       ------------
    Net increase (decrease) resulting from operations            (281,093)           (79,847)       (37,511)           (62,510)
                                                            -------------       ------------    -----------       ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           836,676            103,064        173,076            136,904
   Participant transfers                                         (452,054)           784,527        219,555            189,756
   Participant withdrawals                                       (144,840)           (68,447)        (4,530)            (4,052)
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) in net assets resulting
        from participant transactions                             239,782            819,144        388,101            322,608
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) in net assets                          (41,311)           739,297        350,590            260,098
NET ASSETS
   Beginning of period                                          2,318,890            139,641         72,163            105,428
                                                            -------------       ------------    -----------       ------------
   End of period                                            $   2,277,579       $    878,938    $   422,753       $    365,526
                                                            =============       ============    ===========       ============

                                                                                   PHOENIX-
                                                                                  DEUTSCHE       PHOENIX-DUFF &      PHOENIX-
                                                               PHOENIX-          NASDAQ-100       PHELPS REAL        ENGEMANN
                                                           DEUTSCHE DOW 30        INDEX(R)     ESTATE SECURITIES   CAPITAL GROWTH
                                                              SUBACCOUNT         SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                                           ---------------      -------------  -----------------  --------------
FROM OPERATIONS
   Net investment income (loss)                             $        (446)      $    (13,184)   $   116,586       $    (83,739)
   Net realized gain (loss)                                       (21,332)           (18,473)        26,846           (152,358)
   Net unrealized appreciation (depreciation)                    (318,371)          (396,877)       104,511         (1,501,403)
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) resulting from operations             (340,149)          (428,534)       247,943         (1,737,500)
                                                            -------------       ------------    -----------       ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           513,429            191,728        637,040            567,704
   Participant transfers                                          624,078            554,664      7,830,117          1,387,770
   Participant withdrawals                                        (61,450)           (18,139)      (279,414)          (626,753)
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) in net assets resulting
        from participant transactions                           1,076,057            728,253      8,187,743          1,328,721
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) in net assets                          735,908            299,719      8,435,686           (408,779)
NET ASSETS
   Beginning of period                                          1,243,957            746,975      1,549,605          5,341,117
                                                            -------------       ------------    -----------       ------------
   End of period                                            $   1,979,865       $  1,046,694    $ 9,985,291       $  4,932,338
                                                            =============       ============    ===========       ============

                        See Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIOD ENDED DECEMBER 31, 2002
                             (CONTINUED)

                                                               Phoenix-                           Phoenix-
                                                            Engemann Small        Phoenix-      Goodwin Multi-
                                                               & Mid-Cap       Goodwin Money    Sector Fixed    Phoenix-Hollister
                                                                Growth             Market          Income          Value Equity
                                                              Subaccount         Subaccount      Subaccount         Subaccount
                                                            --------------    ---------------  --------------  ------------------
FROM OPERATIONS
   Net investment income (loss)                             $     (15,214)      $    (44,503)   $   325,318       $    (49,795)
   Net realized gain (loss)                                        (9,705)               -            2,089           (162,545)
   Net unrealized appreciation (depreciation)                    (301,595)               -          156,770         (2,013,954)
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) resulting from operations             (326,514)           (44,503)       484,177         (2,226,294)
                                                            -------------       ------------    -----------       ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           297,644          6,083,249        830,757          1,327,164
   Participant transfers                                          404,887         (9,255,230)     3,093,692          1,486,419
   Participant withdrawals                                        (48,322)        (3,196,805)      (248,249)          (338,371)
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) in net assets resulting
        from participant transactions                             654,209         (6,368,786)     3,676,200          2,475,212
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) in net assets                          327,695         (6,413,289)     4,160,377            248,918
NET ASSETS
   Beginning of period                                            988,028         29,823,146      3,505,150          7,283,318
                                                            -------------       ------------    -----------       ------------
   End of period                                            $   1,315,723       $ 23,409,857    $ 7,665,527       $  7,532,236
                                                            =============       ============    ===========       ============

                                                              PHOENIX-J.P.
                                                                MORGAN
                                                               RESEARCH        PHOENIX-JANUS   PHOENIX-JANUS      PHOENIX-KAYNE
                                                            ENHANCED INDE     FLEXIBLE INCOME     GROWTH         LARGE-CAP CORE
                                                              SUBACCOUNT         SUBACCOUNT     SUBACCOUNT        SUBACCOUNT(5)
                                                            --------------    ---------------  -------------     --------------
FROM OPERATIONS
   Net investment income (loss)                             $     (11,130)      $    133,324    $   (83,897)      $       (115)
   Net realized gain (loss)                                       (38,907)            14,945       (385,560)               (68)
   Net unrealized appreciation (depreciation)                    (468,452)           235,777     (1,807,029)            (3,082)
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) resulting from operations             (518,489)           384,046     (2,276,486)            (3,265)
                                                            -------------       ------------    -----------       ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           122,153          1,294,075        294,072             73,660
   Participant transfers                                          289,071          3,097,739      2,261,116             85,966
   Participant withdrawals                                        (89,894)          (266,881)      (287,404)              (372)
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) in net assets resulting
        from participant transactions                             321,330          4,124,933      2,267,784            159,254
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) in net assets                         (197,159)         4,508,979         (8,702)           155,989
NET ASSETS
   Beginning of period                                          1,678,580          1,495,317      4,598,660                -
                                                            -------------       ------------    -----------       ------------
   End of period                                            $   1,481,421       $  6,004,296    $ 4,589,958       $    155,989
                                                            =============       ============    ===========       ============

                        See Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIOD ENDED DECEMBER 31, 2002
                             (CONTINUED)

                                                            PHOENIX-KAYNE      PHOENIX-LAZARD
                                                              SMALL-CAP         INTERNATIONAL   PHOENIX-LAZARD   PHOENIX-LAZARD
                                                            QUALITY VALUE       EQUITY SELECT   SMALL-CAP VALUE  U.S. MULTI-CAP
                                                            SUBACCOUNT(2)       SUBACCOUNT(4)    SUBACCOUNT(2)    SUBACCOUNT(6)
                                                            -------------      --------------   ---------------   ------------
FROM OPERATIONS
   Net investment income (loss)                             $         445       $       (433)    $      (49)      $          3
   Net realized gain (loss)                                           449                117             (4)               -
   Net unrealized appreciation (depreciation)                       4,077              2,599            (93)               (90)
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) resulting from operations                4,971              2,283           (146)               (87)
                                                            -------------       ------------    -----------       ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            39,951            104,726         25,677                 21
   Participant transfers                                           69,023            104,807          7,544              2,450
   Participant withdrawals                                            -                 (210)          (162)               -
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) in net assets resulting
        from participant transactions                             108,974            209,323         33,059              2,471
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) in net assets                          113,945            211,606         32,913              2,384
NET ASSETS
   Beginning of period                                                -                  -              -                  -
                                                            -------------       ------------    -----------       ------------
   End of period                                            $     113,945       $    211,606     $   32,913       $      2,384
                                                            =============       ============    ===========       ============

                                                             PHOENIX-LORD        PHOENIX-LORD    PHOENIX-LORD      PHOENIX-MFS
                                                             ABBETT BOND-     ABBETT LARGE-CAP   ABBETT MID-CAP  INVESTORS GROWTH
                                                              DEBENTURE            VALUE            VALUE             STOCK
                                                            SUBACCOUNT(2)       SUBACCOUNT(2)    SUBACCOUNT(1)      SUBACCOUNT
                                                            -------------      --------------   ---------------  ----------------
FROM OPERATIONS
   Net investment income (loss)                             $       6,361       $        (15)    $       47       $     (2,495)
   Net realized gain (loss)                                           544                116             (7)               (11)
   Net unrealized appreciation (depreciation)                       1,655              3,714          3,544            (46,885)
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) resulting from operations                8,560              3,815          3,584            (49,391)
                                                            -------------       ------------    -----------       ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           113,786            187,132        109,372            128,832
   Participant transfers                                          526,460            184,743         66,777            175,361
   Participant withdrawals                                       (169,802)              (671)          (202)            (3,971)
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) in net assets resulting
        from participant transactions                             470,444            371,204        175,947            300,222
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) in net assets                          479,004            375,019        179,531            250,831
NET ASSETS
   Beginning of period                                                -                  -              -               15,081
                                                            -------------       ------------    -----------       ------------
   End of period                                            $     479,004       $    375,019    $   179,531       $    265,912
                                                            =============       ============    ===========       ============

                        See Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIOD ENDED DECEMBER 31, 2002
                             (CONTINUED)

                                                                                                                    PHOENIX-
                                                                                                 PHOENIX-          OAKHURST
                                                             PHOENIX-MFS        PHOENIX-MFS   OAKHURST GROWTH      STRATEGIC
                                                           INVESTORS TRUST         VALUE        AND INCOME         ALLOCATION
                                                              SUBACCOUNT         SUBACCOUNT     SUBACCOUNT         SUBACCOUNT
                                                           ---------------      ------------  ---------------    -------------
FROM OPERATIONS
   Net investment income (loss)                             $      (1,690)      $     (1,921)   $   (34,250)      $     92,218
   Net realized gain (loss)                                        (1,745)           (10,138)      (130,144)           (48,205)
   Net unrealized appreciation (depreciation)                     (32,998)          (130,204)    (1,265,664)        (1,114,366)
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) resulting from operations              (36,433)          (142,263)    (1,430,058)        (1,070,353)
                                                            -------------       ------------    -----------       ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             9,087            300,304        681,070          2,200,808
   Participant transfers                                          296,709            747,837      1,210,765          6,133,587
   Participant withdrawals                                         (7,012)            (7,800)      (178,883)          (712,664)
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) in net assets resulting
       from participant transactions                              298,784          1,040,341      1,712,952          7,621,731
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) in net assets                          262,351            898,078        282,894          6,551,378
NET ASSETS
   Beginning of period                                            106,783            244,717      4,312,620          1,907,136
                                                            -------------       ------------    -----------       ------------
   End of period                                            $     369,134       $  1,142,795    $ 4,595,514       $  8,458,514
                                                            =============       ============    ===========       ============

                                                            PHOENIX-SANFORD   PHOENIX-SANFORD  PHOENIX-SANFORD
                                                           BERNSTEIN GLOBAL   BERNSTEIN MID-   BERNSTEIN SMALL-  PHOENIX-SENECA
                                                                VALUE             CAP VALUE       CAP VALUE      MID-CAP GROWTH
                                                             SUBACCOUNT          SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                                           ----------------   ---------------  ---------------   --------------
FROM OPERATIONS
    Net investment income (loss)                            $      (1,270)      $    (42,031)   $   (29,948)      $    (67,728)
    Net realized gain (loss)                                        4,304           (483,277)       109,377           (122,812)
    Net unrealized appreciation (depreciation)                    (89,569)        (1,188,441)      (636,547)        (1,636,992)
                                                            -------------       ------------    -----------       ------------
    Net increase (decrease) resulting from operations             (86,535)        (1,713,749)      (557,118)        (1,827,532)
                                                            -------------       ------------    -----------       ------------
FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                                          217,650          1,222,814        679,928            548,386
    Participant transfers                                         303,706          3,450,351      2,164,479            482,053
    Participant withdrawals                                       (15,960)          (200,058)      (111,867)          (180,667)
                                                            -------------       ------------    -----------       ------------
    Net increase (decrease) in net assets resulting
        from participant transactions                             505,396          4,473,107      2,732,540            849,772
                                                            -------------       ------------    -----------       ------------
    Net increase (decrease) in net assets                         418,861          2,759,358      2,175,422           (977,760)
NET ASSETS
    Beginning of period                                           250,134          3,523,026      1,413,965          4,497,840
                                                            -------------       ------------    -----------       ------------
    End of period                                           $     668,995       $  6,282,384    $ 3,589,387       $  3,520,080
                                                            =============       ============    ===========       ============

                        See Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIOD ENDED DECEMBER 31, 2002
                             (CONTINUED)

                                                                              PHOENIX-STATE
                                                                             STREET RESEARCH   PHOENIX-VAN
                                                            PHOENIX-SENECA      SMALL-CAP      KAMPEN FOCUS     AIM V.I. CAPITAL
                                                           STRATEGIC THEME        GROWTH          EQUITY          APPRECIATION
                                                              SUBACCOUNT       SUBACCOUNT(3)    SUBACCOUNT         SUBACCOUNT
                                                           ---------------   ----------------  ------------     ----------------
FROM OPERATIONS
   Net investment income (loss)                             $     (39,262)      $        (54)   $    (5,463)      $     (9,513)
   Net realized gain (loss)                                      (126,242)               (22)        (4,886)            (4,169)
   Net unrealized appreciation (depreciation)                  (1,004,725)            (1,395)      (117,768)          (152,946)
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) resulting from operations           (1,170,229)            (1,471)      (128,117)          (166,628)
                                                            -------------       ------------    -----------       ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           176,592             12,767         58,052            327,206
   Participant transfers                                          159,519             19,471          1,672            615,390
   Participant withdrawals                                       (135,734)               142         (6,419)           (45,708)
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) in net assets resulting
        from participant transactions                             200,377             32,380         53,305            896,888
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) in net assets                         (969,852)            30,909        (74,812)           730,260
NET ASSETS
   Beginning of period                                          2,971,501                -          390,946            268,047
                                                            -------------       ------------    -----------       ------------
   End of period                                            $   2,001,649       $     30,909    $   316,134       $    998,307
                                                            =============       ============    ===========       ============

                                                                                               FEDERATED FUND
                                                                               ALGER AMERICAN      FOR U.S.       FEDERATED HIGH
                                                           AIM V.I. PREMIER       LEVERAGED      GOVERNMENT         INCOME BOND
                                                                EQUITY             ALLCAP       SECURITIES II         FUND II
                                                              SUBACCOUNT         SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
                                                           ----------------    --------------  ---------------    --------------
FROM OPERATIONS
   Net investment income (loss)                             $     (12,317)      $    (40,319)   $    61,059       $     80,131
   Net realized gain (loss)                                       (17,113)          (451,528)        (4,114)           440,532
   Net unrealized appreciation (depreciation)                    (395,962)          (681,198)       571,196            (40,177)
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) resulting from operations             (425,392)        (1,173,045)       628,141            480,486
                                                            -------------       ------------    -----------       ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           381,178            457,400      1,553,718            520,259
   Participant transfers                                          438,454            530,896      9,953,995          2,343,094
   Participant withdrawals                                        (66,124)          (117,882)      (526,165)          (187,151)
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) in net assets resulting
        from participant transactions                             753,508            870,414     10,981,548          2,676,202
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) in net assets                          328,116           (302,631)    11,609,689          3,156,688
NET ASSETS
   Beginning of period                                            711,037          2,561,381      4,103,518          1,142,259
                                                            -------------       ------------    -----------       ------------
   End of period                                            $   1,039,153       $  2,258,750    $15,713,207       $  4,298,947
                                                            =============       ============    ===========       ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                 VIP GROWTH                       MUTUAL SHARES
                                                         VIP CONTRAFUND(R)     OPPORTUNITIES    VIP GROWTH          SECURITIES
                                                             SUBACCOUNT          SUBACCOUNT     SUBACCOUNT          SUBACCOUNT
                                                         ------------------    --------------   -----------       --------------
FROM OPERATIONS
   Net investment income (loss)                             $     (28,892)      $     (8,798)   $   (44,474)      $    (12,082)
   Net realized gain (loss)                                      (152,909)          (164,643)      (375,782)             9,185
   Net unrealized appreciation (depreciation)                    (191,105)          (146,266)      (789,202)          (337,865)
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) resulting from operations             (372,906)          (319,707)    (1,209,458)          (340,762)
                                                            -------------       ------------    -----------       ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           490,771            226,293        499,532            389,911
   Participant transfers                                        1,147,627            334,295      1,129,720          1,680,597
   Participant withdrawals                                       (123,454)           (78,342)      (101,288)          (122,764)
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) in net assets resulting
        from participant transactions                           1,514,944            482,246      1,527,964          1,947,744
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) in net assets                        1,142,038            162,539        318,506          1,606,982
NET ASSETS
   Beginning of period                                          2,372,599          1,021,005      2,729,503            887,238
                                                            -------------       ------------    -----------       ------------
   End of period                                            $   3,514,637       $  1,183,544    $ 3,048,009       $  2,494,220
                                                            =============       ============    ===========       ============

                                                              TEMPLETON
                                                              DEVELOPING          TEMPLETON       TEMPLETON         TEMPLETON
                                                                MARKETS            FOREIGN      GLOBAL ASSET         GROWTH
                                                              SECURITIES         SECURITIES      ALLOCATION         SECURITIES
                                                              SUBACCOUNT         SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
                                                            -------------       ------------    ------------      ------------
FROM OPERATIONS
   Net investment income (loss)                             $        (374)      $    (11,272)   $       584       $     10,408
   Net realized gain (loss)                                        (4,041)           119,894         (4,459)           (18,556)
   Net unrealized appreciation (depreciation)                       4,243           (355,252)       (11,341)          (290,952)
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) resulting from operations                 (172)          (246,630)       (15,216)          (299,100)
                                                            -------------       ------------    -----------       ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                15            244,417          5,047            207,314
   Participant transfers                                          (79,684)           472,499        (18,950)           672,778
   Participant withdrawals                                         (9,277)           (75,468)        (7,290)           (35,959)
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) in net assets resulting
        from participant transactions                             (88,946)           641,448        (21,193)           844,133
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) in net assets                          (89,118)           394,818        (36,409)           545,033
NET ASSETS
   Beginning of period                                            226,714          1,270,375        207,843            802,784
                                                            -------------       ------------    -----------       ------------
   End of period                                            $     137,596       $  1,665,193    $   171,434       $  1,347,817
                                                            =============       ============    ===========       ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                              SCUDDER VIT
                                                             EAFE(R) EQUITY     SCUDDER VIT                      WANGER FOREIGN
                                                                INDEX        EQUITY 500 INDEX    TECHNOLOGY          FORTY
                                                              SUBACCOUNT         SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                                            ---------------  ----------------   ------------     --------------
FROM OPERATIONS
   Net investment income (loss)                             $       2,506       $      7,409    $    (9,476)      $    (15,797)
   Net realized gain (loss)                                         8,189             (8,030)       (52,419)           (11,120)
   Net unrealized appreciation (depreciation)                    (193,780)          (102,743)      (421,098)          (153,404)
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) resulting from operations             (183,085)          (103,364)      (482,993)          (180,321)
                                                            -------------       ------------    -----------       ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           210,284            334,926        130,573             79,202
   Participant transfers                                          492,997            627,519        (54,867)           318,438
   Participant withdrawals                                        (62,762)           (11,264)       (37,547)           (69,585)
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) in net assets resulting
       from participant transactions                              640,519            951,181         38,159            328,055
                                                            -------------       ------------    -----------       ------------
   Net increase (decrease) in net assets                          457,434            847,817       (444,834)           147,734
NET ASSETS
   Beginning of period                                            414,131             55,508        909,804            877,185
                                                            -------------       ------------    -----------       ------------
   End of period                                            $     871,565       $    903,325    $   464,970       $  1,024,919
                                                            =============       ============    ===========       ============

                                                                WANGER                          WANGER U.S.
                                                             INTERNATIONAL                        SMALLER
                                                               SMALL CAP       WANGER TWENTY     COMPANIES
                                                              SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
                                                             -------------     --------------   ------------
FROM OPERATIONS
   Net investment income (loss)                             $     (38,562)      $    (20,524)   $   (96,699)
   Net realized gain (loss)                                       (27,422)           (52,276)      (157,974)
   Net unrealized appreciation (depreciation)                    (292,358)           (93,736)    (1,166,386)
                                                            -------------       ------------    -----------
   Net increase (decrease) resulting from operations             (358,342)          (166,536)    (1,421,059)
                                                            -------------       ------------    -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           405,877            212,575      1,507,407
   Participant transfers                                          287,170             50,442      1,773,723
   Participant withdrawals                                       (101,770)           (82,637)      (224,235)
                                                            -------------       ------------    -----------
   Net increase (decrease) in net assets resulting
       from participant transactions                              591,277            180,380      3,056,895
                                                            -------------       ------------    -----------
   Net increase (decrease) in net assets                          232,935             13,844      1,635,836
NET ASSETS
   Beginning of period                                          1,945,404          1,199,225      4,513,984
                                                            -------------       ------------    -----------
   End of period                                            $   2,178,339       $  1,213,069    $ 6,149,820
                                                            =============       ============    ===========

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

(1)  From inception August 30, 2002 to December 31, 2002.
(2)  From inception September 3, 2002 to December 31, 2002.
(3)  From inception September 12, 2002 to December 31, 2002.
(4)  From inception September 13, 2002 to December 31, 2002.
(5)  From inception October 1, 2002 to December 31, 2002.
(6)  From inception November 1, 2002 to December 31, 2002.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                    PHOENIX-                                                 PHOENIX-
                                                   ABERDEEN           PHOENIX-       PHOENIX-AIM MID-   ALLIANCE/BERNSTEIN
                                                 INTERNATIONAL      ABERDEEN NEW       CAP EQUITY         GROWTH + VALUE
                                                  SUBACCOUNT      ASIA SUBACCOUNT     SUBACCOUNT(5)         SUBACCOUNT(6)
                                                 -------------    ---------------    ----------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                  $    (37,856)      $     1,113       $      (114)         $       (4)
   Net realized gain (loss)                           537,673             1,139               324                  11
   Net unrealized appreciation
     (depreciation)                                  (545,180)           (1,719)            2,910               1,979
   Net increase (decrease) resulting             ------------       -----------       -----------          ----------
     from operations                                  (45,363)              533             3,120               1,986
                                                 ------------       -----------       -----------          ----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                             1,195,922            64,216            16,800              51,152
   Participant transfers                              293,278            47,469            52,558              52,570
   Participant withdrawals                           (136,831)             (749)             (315)               (280)
                                                 ------------       -----------       -----------          ----------

   Net increase (decrease) in net assets
     resulting from participant transactions        1,352,369           110,936            69,043             103,442
                                                 ------------       -----------       -----------          ----------
   Net increase (decrease) in net assets            1,307,006           111,469            72,163             105,428
NET ASSETS
   Beginning of period                              1,011,884            28,172               -                   -
                                                 ------------       -----------       -----------          ----------
   End of period                                 $  2,318,890       $   139,641       $    72,163          $  105,428
                                                 ============       ===========       ===========          ==========

                                                    PHOENIX-
                                                 DEUTSCHE DOW 30
                                                   SUBACCOUNT
                                                 ---------------
FROM OPERATIONS
   Net investment income (loss)                  $      2,559
   Net realized gain (loss)                             9,037
   Net unrealized appreciation
     (depreciation)                                   (23,700)
   Net increase (decrease) resulting             ------------
     from operations                                  (12,104)
                                                 ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               645,939
   Participant transfers                              427,671
   Participant withdrawals                            (27,259)
                                                 ------------

   Net increase (decrease) in net assets
     resulting from participant transactions        1,046,351
                                                 ------------
   Net increase (decrease) in net assets            1,034,247
NET ASSETS
   Beginning of period                                209,710
                                                 ------------
   End of period                                 $  1,243,957
                                                 ============

                                                   PHOENIX-
                                                   DEUTSCHE       PHOENIX-DUFF &         PHOENIX-
                                                  NASDAQ-100       PHELPS REAL          ENGEMANN        PHOENIX-ENGEMANN
                                                   INDEX(R)      ESTATE SECURITIES    CAPITAL GROWTH      NIFTY FIFTY
                                                  SUBACCOUNT       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                 ------------    -----------------    --------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                  $     (6,997)      $    28,588       $   (79,841)          $  (18,552)
   Net realized gain (loss)                              (298)            1,006            68,421               (2,488)
   Net unrealized appreciation
      (depreciation)                                 (141,557)           21,735        (2,298,791)            (459,984)
   Net increase (decrease) resulting             ------------       -----------       -----------           ----------
      from operations                                (148,852)           51,329        (2,310,211)            (481,024)
                                                 ------------       -----------       -----------           ----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               689,837           665,914         2,787,464              438,366
   Participant transfers                              177,706           626,986         1,053,467              727,013
   Participant withdrawals                            (24,478)         (160,643)         (267,358)             (59,549)
                                                 ------------       -----------       -----------           ----------
   Net increase (decrease) in net assets
      resulting from participant transactions         843,065         1,132,257         3,573,573            1,105,830
                                                 ------------       -----------       -----------           ----------
   Net increase (decrease) in net assets              694,213         1,183,586         1,263,362              624,806
NET ASSETS
   Beginning of period                                 52,762           366,019         4,077,755              814,815
                                                 ------------       -----------       -----------           ----------
   End of period                                 $    746,975        $1,549,605       $ 5,341,117           $1,439,621
                                                 ============       ===========       ===========           ==========

                                                     PHOENIX-
                                                  ENGEMANN SMALL
                                                    & MID-CAP
                                                     GROWTH
                                                    SUBACCOUNT
                                                 ---------------
FROM OPERATIONS
   Net investment income (loss)                  $    (10,763)
   Net realized gain (loss)                            (1,928)
   Net unrealized appreciation
      (depreciation)                                 (164,766)
   Net increase (decrease) resulting             ------------
      from operations                                (177,457)
                                                 ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               670,403
   Participant transfers                              300,828
   Participant withdrawals                            (36,616)
                                                 ------------
   Net increase (decrease) in net assets
      resulting from participant
      transactions                                    934,615
                                                 ------------
   Net increase (decrease) in net assets              757,158
NET ASSETS
   Beginning of period                                230,870
                                                 ------------
   End of period                                 $    988,028
                                                 ============

                                                    PHOENIX-                            PHOENIX-
                                                  FEDERATED U.S.       PHOENIX-      GOODWIN MULTI-
                                                  GOVERNMENT        GOODWIN MONEY     SECTOR FIXED     PHOENIX-HOLLISTER
                                                     BOND              MARKET           INCOME           VALUE EQUITY
                                                  SUBACCOUNT         SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                                 --------------     -------------    --------------    ------------------
FROM OPERATIONS
   Net investment income (loss)                  $     33,788       $    88,095       $   164,575           $  (18,926)
   Net realized gain (loss)                            28,278               -                (675)              27,064
   Net unrealized appreciation
      (depreciation)                                  (30,590)              -             (95,010)            (700,086)
   Net increase (decrease) resulting             ------------       -----------       -----------           ----------
      from operations                                  31,476            88,095            68,890             (691,948)
                                                 ------------       -----------       -----------           ----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               432,807        23,934,391         1,459,429            3,849,336
   Participant transfers                              312,778         4,826,476         1,471,398            3,102,499
   Participant withdrawals                           (142,806)       (1,016,748)         (180,225)            (422,039)
                                                 ------------       -----------       -----------           ----------
   Net increase (decrease) in net assets
      resulting from participant transactions         602,779        27,744,119         2,750,602            6,529,796
                                                 ------------       -----------       -----------           ----------
   Net increase (decrease) in net assets              634,255        27,832,214         2,819,492            5,837,848
NET ASSETS
   Beginning of period                                454,054         1,990,932           685,658            1,445,470
                                                 ------------       -----------       -----------           ----------
   End of period                                 $  1,088,309       $29,823,146       $ 3,505,150           $7,283,318
                                                 ============       ===========       ===========           ==========

                                                  PHOENIX-J.P.
                                                    MORGAN
                                                    RESEARCH
                                                 ENHANCED INDEX
                                                   SUBACCOUNT
                                                 --------------
FROM OPERATIONS
   Net investment income (loss)                  $     (6,466)
   Net realized gain (loss)                               145
   Net unrealized appreciation
      (depreciation)                                  (98,916)
   Net increase (decrease) resulting             ------------
      from operations                                (105,237)
                                                 ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               858,822
   Participant transfers                              732,048
   Participant withdrawals                            (57,637)
                                                 ------------
   Net increase (decrease) in net assets
      resulting from participant transactions       1,533,233
                                                 ------------
   Net increase (decrease) in net assets            1,427,996
NET ASSETS
   Beginning of period                                250,584
                                                 ------------
   End of period                                 $  1,678,580
                                                 ============

                                                  PHOENIX-JANUS      PHOENIX-JANUS     PHOENIX-JANUS       PHOENIX-MFS
                                                   CORE EQUITY      FLEXIBLE INCOME      GROWTH          INVESTORS GROWTH
                                                   SUBACCOUNT         SUBACCOUNT       SUBACCOUNT       STOCK SUBACCOUNT(7)
                                                 ---------------    ---------------    -------------    -------------------
FROM OPERATIONS
Net investment income (loss)                     $     (7,410)      $    35,310       $   (61,623)          $       (8)
   Net realized gain (loss)                             1,779            11,655           (14,706)                  (1)
   Net unrealized appreciation
      (depreciation)                                 (124,307)          (17,019)       (1,061,582)                  39
   Net increase (decrease) resulting             ------------       -----------       -----------           ----------
      from operations                                (129,938)           29,946        (1,137,911)                  30
                                                 ------------       -----------       -----------           ----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               999,888           858,874         2,505,811               15,051
   Participant transfers                              876,569           404,378         1,073,386                  -
   Participant withdrawals                            (37,369)          (65,718)         (273,949)                 -
                                                 ------------       -----------       -----------           ----------
   Net increase (decrease) in net assets
      resulting from participant transactions       1,839,088         1,197,534         3,305,248               15,051
                                                 ------------       -----------       -----------           ----------
   Net increase (decrease) in net assets            1,709,150         1,227,480         2,167,337               15,081
NET ASSETS
   Beginning of period                                492,797           267,837         2,431,323                  -
                                                 ------------       -----------       -----------           ----------
   End of period                                 $  2,201,947       $ 1,495,317       $ 4,598,660           $   15,081
                                                 ============       ===========       ===========           ==========

                                                   PHOENIX-MFS
                                                 INVESTORS TRUST
                                                  SUBACCOUNT(5)
                                                 ---------------
FROM OPERATIONS
Net investment income (loss)                     $       (177)
   Net realized gain (loss)                               243
   Net unrealized appreciation
      (depreciation)                                    2,174
   Net increase (decrease) resulting             ------------
      from operations                                   2,240
                                                 ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                50,823
   Participant transfers                               53,918
   Participant withdrawals                               (198)
                                                 ------------
   Net increase (decrease) in net assets
      resulting from participant transactions         104,543
                                                 ------------
   Net increase (decrease) in net assets              106,783
NET ASSETS
   Beginning of period                                    -
                                                 ------------
   End of period                                 $    106,783
                                                 ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                                   PHOENIX-MORGAN       PHOENIX-
                                                 PHOENIX-MFS        STANLEY FOCUS       OAKHURST       PHOENIX-OAKHURST
                                                    VALUE              EQUITY           BALANCED      GROWTH AND INCOME
                                                 SUBACCOUNT(5)       SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                --------------     ---------------   --------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                 $         139       $      (4,877)   $      33,171      $     (24,665)
   Net realized gain (loss)                               245              (4,610)          51,434              7,605
   Net unrealized appreciation
      (depreciation)                                    5,311             (39,902)         (22,711)          (181,855)
                                                -------------      --------------    -------------      -------------
   Net increase (decrease) resulting from
      operations                                        5,695             (49,389)          61,894           (198,915)
                                                -------------      --------------    -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                87,157             310,965        1,912,911          1,827,017
   Participant transfers                              152,601               9,040        1,370,356          1,677,095
   Participant withdrawals                               (736)             (4,567)         (76,653)          (174,290)
                                                -------------      --------------    -------------      -------------
   Net increase (decrease) in net assets
      resulting from participant transactions         239,022             315,438        3,206,614          3,329,822
                                                -------------      --------------    -------------      -------------
   Net increase (decrease) in net assets              244,717             266,049        3,268,508          3,130,907
NET ASSETS
   Beginning of period                                    -               124,897        1,198,481          1,181,713
                                                -------------      --------------    -------------      -------------
   End of period                                $     244,717       $     390,946    $   4,466,989       $  4,312,620
                                                ==============     ===============   ==============     =============

                                                  PHOENIX-
                                                  OAKHURST
                                                  STRATEGIC
                                                  ALLOCATION
                                                  SUBACCOUNT
                                                -------------
FROM OPERATIONS
   Net investment income (loss)                 $      14,424
   Net realized gain (loss)                            17,143
   Net unrealized appreciation
      (depreciation)                                  (10,794)
                                                -------------
   Net increase (decrease) resulting from
      operations                                       20,773
                                                -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               908,508
   Participant transfers                              694,581
   Participant withdrawals                            (34,743)
                                                -------------
   Net increase (decrease) in net assets
      resulting from participant transactions       1,568,346
                                                -------------
   Net increase (decrease) in net assets            1,589,119
NET ASSETS
   Beginning of period                                318,017
                                                -------------
   End of period                                $   1,907,136
                                                =============

                                                 PHOENIX-SANFORD   PHOENIX-SANFORD    PHOENIX-SANFORD
                                                 BERNSTEIN GLOBAL   BERNSTEIN MID-    BERNSTEIN SMALL-  PHOENIX-SENECA MID-
                                                      VALUE           CAP VALUE          CAP VALUE          CAP GROWTH
                                                  SUBACCOUNT(2)       SUBACCOUNT        SUBACCOUNT(1)       SUBACCOUNT
                                                 ----------------  ---------------   -----------------  -------------------
FROM OPERATIONS
   Net investment income (loss)                 $       1,074       $       5,646     $       (757)      $    (57,429)
   Net realized gain (loss)                             2,249              11,924           14,020            (17,096)
   Net unrealized appreciation
      (depreciation)                                   (4,792)            347,672           72,959           (985,232)
                                                -------------       -------------     ------------       ------------
   Net increase (decrease) resulting from
      operations                                       (1,469)            365,242           86,222         (1,059,757)
                                                -------------       -------------     ------------       ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               162,510           1,435,526          429,317          2,054,848
   Participant transfers                               90,976           1,473,353          906,731          1,309,529
   Participant withdrawals                             (1,883)           (124,391)          (8,305)          (192,402)
                                                -------------       -------------     ------------       ------------
   Net increase (decrease) in net assets
      resulting from participant transactions         251,603           2,784,488        1,327,743          3,171,975
                                                -------------       -------------     ------------       ------------
   Net increase (decrease) in net assets              250,134           3,149,730        1,413,965          2,112,218
NET ASSETS
   Beginning of period                                    -               373,296              -            2,385,622
                                                -------------       -------------     ------------       ------------
   End of period                                $     250,134       $   3,523,026     $  1,413,965       $  4,497,840
                                                =============       =============     ============       ============

                                                PHOENIX-SENECA
                                                STRATEGIC THEME
                                                  SUBACCOUNT
                                                ---------------
FROM OPERATIONS
   Net investment income (loss)                 $     (44,098)
   Net realized gain (loss)                            29,865
   Net unrealized appreciation
      (depreciation)                                 (966,940)
                                                -------------
   Net increase (decrease) resulting from
      operations                                     (981,173)
                                                -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               763,094
   Participant transfers                              927,667
   Participant withdrawals                            (34,706)
                                                -------------
   Net increase (decrease) in net assets
      resulting from participant transactions       1,656,055
                                                -------------
   Net increase (decrease) in net assets              674,882
NET ASSETS
   Beginning of period                              2,296,619
                                                -------------
   End of period                                $   2,971,501
                                                =============

                                                                                      ALGER AMERICAN
                                                 AIM V.I. CAPITAL                        LEVERAGED      DEUTSCHE VIT EAFE(R)
                                                   APPRECIATION      AIM V.I. VALUE   ALLCAP PORTFOLIO     EQUITY INDEX
                                                   SUBACCOUNT(3)      SUBACCOUNT(4)      SUBACCOUNT         SUBACCOUNT
                                                -----------------   ---------------  -----------------  --------------------
FROM OPERATIONS
   Net investment income (loss)                 $      (1,172)      $      (2,072)    $    (31,726)      $     (3,702)
   Net realized gain (loss)                            23,244              11,903         (230,444)            (5,067)
   Net unrealized appreciation
      (depreciation)                                   (8,770)             (2,883)         (47,993)           (51,699)
                                                -------------       -------------     ------------       ------------
   Net increase (decrease) resulting from
      operations                                       13,302               6,948         (310,163)           (60,468)
                                                -------------       -------------     ------------       ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               124,928             322,275        1,221,237            206,408
   Participant transfers                              135,330             390,253          750,896            189,413
   Participant withdrawals                             (5,513)             (8,439)        (142,550)           (26,565)
                                                -------------       -------------     ------------       ------------
   Net increase (decrease) in net assets
      resulting from participant transactions         254,745             704,089        1,829,583            369,256
                                                -------------       -------------     ------------       ------------
   Net increase (decrease) in net assets              268,047             711,037        1,519,420            308,788
NET ASSETS
   Beginning of period                                    -                   -          1,041,961            105,343
                                                -------------       -------------     ------------       ------------
   End of period                                $     268,047       $     711,037     $  2,561,381       $    414,131
                                                =============       =============     ============       ============

                                                  DEUTSCHE VIT
                                                EQUITY 500 INDEX
                                                  SUBACCOUNT(6)
                                                ----------------
FROM OPERATIONS
   Net investment income (loss)                 $         (71)
   Net realized gain (loss)                                 9
   Net unrealized appreciation
      (depreciation)                                      355
                                                -------------
   Net increase (decrease) resulting from
      operations                                          293
                                                -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                26,855
   Participant transfers                               28,651
   Participant withdrawals                               (291)
                                                -------------
   Net increase (decrease) in net assets
      resulting from participant transactions          55,215
                                                -------------
   Net increase (decrease) in net assets               55,508
NET ASSETS
   Beginning of period                                    -
                                                -------------
   End of period                                $      55,508
                                                =============

                                                  FEDERATED FUND
                                                    FOR U.S.         FEDERATED HIGH
                                                   GOVERNMENT          INCOME BOND    VIP CONTRAFUND(R)       VIP GROWTH
                                                  SECURITIES II          FUND II         PORTFOLIO          OPPORTUNITIES
                                                   SUBACCOUNT          SUBACCOUNT        SUBACCOUNT      PORTFOLIO SUBACCOUNT
                                                -----------------   ---------------  -----------------  ---------------------
FROM OPERATIONS
   Net investment income (loss)                 $      (3,594)      $      38,513     $    (17,280)      $     (8,903)
   Net realized gain (loss)                            10,679                 535          (21,441)           (43,946)
   Net unrealized appreciation
      (depreciation)                                   72,064             (67,404)         (91,300)           (15,489)
                                                -------------       -------------     ------------       ------------
   Net increase (decrease) resulting from
      operations                                       79,149             (28,356)        (130,021)           (68,338)
                                                -------------       -------------     ------------       ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                             1,973,670             544,166        1,110,000            511,518
   Participant transfers                            1,872,925             538,226          780,437            395,169
   Participant withdrawals                           (141,996)            (28,542)         (61,059)           (24,950)
                                                -------------       -------------     ------------       ------------
   Net increase (decrease) in net assets
      resulting from participant transactions       3,704,599           1,053,850        1,829,378            881,737
                                                -------------       -------------     ------------       ------------
   Net increase (decrease) in net assets            3,783,748           1,025,494        1,699,357            813,399
NET ASSETS
   Beginning of period                                319,770             116,765          673,242            207,606
                                                -------------       -------------     ------------       ------------
   End of period                                $   4,103,518       $   1,142,259     $  2,372,599       $  1,021,005
                                                =============       =============     ============       ============

                                                  VIP GROWTH
                                                   PORTFOLIO
                                                  SUBACCOUNT
                                                --------------
FROM OPERATIONS
   Net investment income (loss)                 $     (26,343)
   Net realized gain (loss)                          (153,267)
   Net unrealized appreciation
      (depreciation)                                  (93,711)
                                                -------------
   Net increase (decrease) resulting from
      operations                                     (273,321)
                                                -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                             1,296,910
   Participant transfers                              901,273
   Participant withdrawals                            (48,127)
                                                -------------
   Net increase (decrease) in net assets
      resulting from participant transactions       2,150,056
                                                -------------
   Net increase (decrease) in net assets            1,876,735
NET ASSETS
   Beginning of period                                852,768
                                                -------------
   End of period                                $   2,729,503
                                                =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                                                        TEMPLETON
                                                                                        DEVELOPING
                                                  MUTUAL SHARES     TEMPLETON ASSET      MARKETS        TEMPLETON GROWTH
                                                   SECURITIES          STRATEGY         SECURITIES         SECURITIES
                                                   SUBACCOUNT         SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                                ---------------     ---------------  ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                 $      (2,088)      $        (549)    $     (4,023)      $     39,592
   Net realized gain (loss)                             8,183              11,249           87,134            373,889
   Net unrealized appreciation
      (depreciation)                                    9,754             (25,907)         (19,801)           (55,205)
                                                -------------       -------------     ------------       ------------
   Net increase (decrease) resulting from
      operations                                       15,849             (15,207)          63,310            358,276
                                                -------------       -------------     ------------       ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               501,137              63,827          102,815            374,462
   Participant transfers                              340,141             106,445          (90,445)            16,308
   Participant withdrawals                            (13,358)                -             (5,458)           (30,859)
                                                -------------       -------------     ------------       ------------
   Net increase (decrease) in net assets
      resulting from participant transactions         827,920             170,272            6,912            359,911
                                                -------------       -------------     ------------       ------------
   Net increase (decrease) in net assets              843,769             155,065           70,222            718,187
NET ASSETS
   Beginning of period                                 43,469              52,778          156,492             84,597
                                                -------------       -------------     ------------       ------------
   End of period                                $     887,238       $     207,843     $    226,714       $    802,784
                                                =============       =============     ============       ============

                                                  TEMPLETON
                                                 INTERNATIONAL
                                                  SECURITIES
                                                  SUBACCOUNT
                                                ---------------
FROM OPERATIONS
   Net investment income (loss)                 $      (2,603)
   Net realized gain (loss)                           828,270
   Net unrealized appreciation
      (depreciation)                                 (284,294)
                                                -------------
   Net increase (decrease) resulting from
      operations                                      541,373
                                                -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               595,165
   Participant transfers                             (191,969)
   Participant withdrawals                            (19,568)
                                                -------------
   Net increase (decrease) in net assets
      resulting from participant transactions         383,628
                                                -------------
   Net increase (decrease) in net assets              925,001
NET ASSETS
   Beginning of period                                345,374
                                                -------------
   End of period                                $   1,270,375
                                                =============

                                                                                           WANGER
                                                  TECHNOLOGY         WANGER FOREIGN     INTERNATIONAL
                                                  PORTFOLIO              FORTY            SMALL CAP       WANGER TWENTY
                                                  SUBACCOUNT          SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                                --------------      ---------------  -----------------  ---------------
FROM OPERATIONS
   Net investment income (loss)                 $     (14,135)      $     (13,424)    $    (34,225)      $    (10,819)
   Net realized gain (loss)                           (48,125)             68,572          789,945              1,253
   Net unrealized appreciation
      (depreciation)                                 (632,433)           (346,540)        (826,057)            95,744
                                                -------------       -------------     ------------       ------------
   Net increase (decrease) resulting from
      operations                                     (694,693)           (291,392)         (70,337)            86,178
                                                -------------       -------------     ------------       ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                               445,177             320,656          747,702            372,922
   Participant transfers                              289,901             119,152          267,978            556,495
   Participant withdrawals                            (29,030)            (45,177)         (10,202)           (21,703)
                                                -------------       -------------     ------------       ------------
   Net increase (decrease) in net assets
      resulting from participant transactions         706,048             394,631        1,005,478            907,714
                                                -------------       -------------     ------------       ------------
   Net increase (decrease) in net assets               11,355             103,239          935,141            993,892
NET ASSETS
   Beginning of period                                898,449             773,946        1,010,263            205,333
                                                -------------       -------------     ------------       ------------
   End of period                                $     909,804       $     877,185     $  1,945,404       $  1,199,225
                                                =============       =============     ============       ============

                                                    WANGER U.S.
                                                    SMALL CAP
                                                    SUBACCOUNT
                                                ----------------
FROM OPERATIONS
   Net investment income (loss)                 $     (37,013)
   Net realized gain (loss)                            (7,689)
   Net unrealized appreciation
      (depreciation)                                  281,569
                                                -------------
   Net increase (decrease) resulting from
      operations                                      236,867
                                                -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                             1,922,234
   Participant transfers                            1,717,197
   Participant withdrawals                            (83,793)
                                                -------------
   Net increase (decrease) in net assets
      resulting from participant transactions       3,555,638
                                                -------------
   Net increase (decrease) in net assets            3,792,505
NET ASSETS
   Beginning of period                                721,479
                                                -------------
   End of period                                $   4,513,984
                                                =============

Footnotes for Statements of Changes in Net Assets
For the Period ended December 31, 2001

(1) From inception February 2, 2001 to December 31, 2001
(2) From inception March 26, 2001 to December 31, 2001
(3) From inception April 17, 2001 to December 31, 2001
(4) From inception April 18, 2001 to December 31, 2001
(5) For inception November 2, 2001 to December 31, 2001
(6) For inception November 9, 2001 to December 31, 2001
(7) For inception November 27, 2001 to December 31, 2001

                        See Notes to Financial Statements

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

      The PHL Variable Accumulation Account (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 55 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Scudder VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2002, all subaccounts were available for investment.

     Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and Guaranteed Interest Account ("GIA").

     The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                            INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  High total return consistent with reasonable risk.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                       Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                      Long-term growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series       Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                         Track the total return of the Dow Jones Industrial Average(SM) before fund expenses.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series            Track the total return of the Nasdaq-100 Index(R) before fund expenses.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    Capital appreciation and income with approximately equal emphasis.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                 Intermediate and long-term growth of capital appreciation, with income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series         Long-term growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series       Long-term total return.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                  Long-term capital appreciation. The series has a secondary investment objective to seek current income.
-----------------------------------------------------------------------------------------------------------------------------------
                                                       High total return by investing in a broadly diversified portfolio of equity
Phoenix-J.P. Morgan Research Enhanced Index Series     securities of large and medium capitalization companies within the market sectors found in the S&P 500.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                   Maximum total return consistent with the preservation of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                            Long-term growth of capital in a manner consistent with the preservation of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                    Long-term capital appreciation with dividend income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           Long-term capital appreciation with dividend income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series      Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                  Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                   Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series              High current income and long-term capital appreciation to produce a high total return.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series             Capital appreciation with income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series               Capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series              Long-term growth of capital and future income rather than current income.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                     Long-term growth of capital and secondarily to provide reasonable current income.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                               Capital appreciation and reasonable income.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series              Dividend growth, current income and capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series           High total return over an extended period of time consistent with prudent investment risk.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series          Long-term capital growth through investment in equity securities of foreign and U.S. companies.
-----------------------------------------------------------------------------------------------------------------------------------

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                            INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         Long-term capital appreciation. Current income is a secondary investment objective.
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Long-term capital appreciation by investing primarily in small
Phoenix-Sanford Bernstein Small-Cap Value Series       capitalization stocks that appear to be undervalued. Current income is a secondary investment objective.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                   Capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                  Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series  Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                 Capital appreciation by investing primarily in equity securities.
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     Growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                           Long-term growth of capital with income as a secondary objective.
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio              Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II       Current income.
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                     High current income.
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                            Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                     Capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                   Capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          Capital appreciation with income as a secondary objective.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund           Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                      Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                 High total return.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                       Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                  Replicate, as closely as possible, before expenses, the performance of the
                                                       EAFE(R) Index which measures international stock market performance.
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                      Replicate, as closely as possible, before expenses, the performance of the
                                                       Standard & Poor's 500 Index which emphasizes stocks of large U.S. companies.
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Long-term capital appreciation by investing primarily in equity securities
Technology Portfolio                                   of companies that the Adviser expects will benefit from their involvement in technology-related industries.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                   Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                          Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                          Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles adopted or in effect in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2002, there were no contracts in the payout (annuitization) period.

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS

     Purchases and sales of shares of the Funds for the period ended December 31, 2002 aggregated the following:

SUBACCOUNT                                                                           PURCHASES                  SALES
----------                                                                           ---------                  -----
The Phoenix Edge Series Fund
  Phoenix-Aberdeen International Series                                         $       23,917,645        $      23,697,933
  Phoenix-Aberdeen New Asia Series                                                       1,560,298                  730,779
  Phoenix-AIM Mid-Cap Equity Series                                                        507,769                  122,713
  Phoenix-Alliance/Bernstein Growth + Value Series                                         449,094                  127,959
  Phoenix-Deutsche Dow 30 Series                                                         1,722,831                  642,775
  Phoenix-Deutsche Nasdaq-100 Index(R) Series                                            1,045,216                  329,592
  Phoenix-Duff & Phelps Real Estate Securities Series                                   16,176,684                7,805,820
  Phoenix-Engemann Capital Growth Series                                                 3,290,936                2,046,311
  Phoenix-Engemann Small & Mid-Cap Growth Series                                         1,082,791                  443,396
  Phoenix-Goodwin Money Market Series                                                  128,829,208              135,255,912
  Phoenix-Goodwin Multi-Sector Fixed Income Series                                       6,390,849                2,383,527
  Phoenix-Hollister Value Equity Series                                                  4,579,921                2,153,201
  Phoenix-J.P. Morgan Research Enhanced Index Series                                       788,890                  478,864
  Phoenix-Janus Flexible Income Series                                                   5,081,456                  797,555
  Phoenix-Janus Growth Series                                                            4,542,662                2,358,276
  Phoenix-Kayne Large-Cap Core Series                                                      163,767                    4,416
  Phoenix-Kayne Small-Cap Quality Value Series                                             110,334                      303
  Phoenix-Lazard International Equity Select Series                                        222,351                   13,223
  Phoenix-Lazard Small-Cap Value Series                                                     33,203                      150
  Phoenix-Lazard U.S. Multi-Cap Series                                                       2,478                        1
  Phoenix-Lord Abbett Bond-Debenture Series                                                632,381                  154,313
  Phoenix-Lord Abbett Large-Cap Value Series                                               378,527                    6,922
  Phoenix-Lord Abbett Mid-Cap Value Series                                                 176,692                      476
  Phoenix-MFS Investors Growth Stock Series                                                303,877                    5,817
  Phoenix-MFS Investors Trust Series                                                       334,709                   37,007
  Phoenix-MFS Value Series                                                               1,505,690                  465,065
  Phoenix-Oakhurst Growth and Income Series                                              3,049,918                1,370,320
  Phoenix-Oakhurst Strategic Allocation Series                                          10,452,147                2,728,549
  Phoenix-Sanford Bernstein Global Value Series                                            699,176                  194,590
  Phoenix-Sanford Bernstein Mid-Cap Value Series                                        11,969,896                7,035,181
  Phoenix-Sanford Bernstein Small-Cap Value Series                                       3,999,808                1,135,152
  Phoenix-Seneca Mid-Cap Growth Series                                                   2,276,860                1,495,629
  Phoenix-Seneca Strategic Theme Series                                                    963,707                  803,660
  Phoenix-State Street Research Small-Cap Growth Series                                     34,015                    1,655
  Phoenix-Van Kampen Focus Equity Series                                                   125,993                   78,377

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                           PURCHASES                  SALES
----------                                                                           ---------                  -----
AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund                                           $       1,093,530        $          205,173
   AIM V.I. Premier Equity Fund                                                         1,512,411                   770,572

The Alger American Fund
   Alger American Leveraged AllCap Portfolio                                            1,628,504                   798,466

Federated Insurance Series
   Federated Fund for U.S. Government Securities II                                    13,224,097                 2,165,364
   Federated High Income Bond Fund II                                                  26,473,062                23,709,416

Fidelity(R) Variable Insurance Products
   VIP Contrafund(R) Portfolio                                                          2,004,990                   517,301
   VIP Growth Opportunities Portfolio                                                     919,277                   445,621
   VIP Growth Portfolio                                                                 2,126,870                   642,471

Franklin Templeton Variable Insurance Products Trust--Class 2
   Mutual Shares Securities Fund                                                        2,704,171                   715,613
   Templeton Developing Markets Securities Fund                                             8,070                    97,571
   Templeton Foreign Securities Fund                                                   37,101,474                36,472,713
   Templeton Global Asset Allocation Fund                                                  52,333                    72,993
   Templeton Growth Securities Fund                                                    10,690,233                 9,803,427

Scudder VIT Funds
   Scudder VIT EAFE(R) Equity Index Fund                                                1,254,298                   596,314
   Scudder VIT Equity 500 Index Fund                                                    1,141,315                   171,155

The Universal Institutional Funds, Inc.
   Technology Portfolio                                                                   260,229                   232,166

Wanger Advisors Trust
   Wanger Foreign Forty                                                                 1,046,846                   734,207
   Wanger International Small Cap                                                      14,220,637                13,668,544
   Wanger Twenty                                                                        1,195,298                 1,035,302
   Wanger U.S. Smaller Companies                                                        4,432,138                 1,468,919

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES

   A summary of Financial Highlights of the Account for the periods ended December 31, 2002 and 2001 follows:

                                                                                                PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                                       ------------------------------
                                                                                          2002                2001
                                                                                       ----------          ----------
THE PHOENIX EDGE SERIES FUND
   PHOENIX-ABERDEEN INTERNATIONAL SERIES
   Units                                                                                 2,140,254           1,826,704
   Unit Value, end of period                                                           $  1.064163         $  1.269443
   Net assets, end of period (thousands)                                               $     2,278         $     2,319
   Mortality and Expense fees as a % of average net assets                                    1.60%               1.60%
   Net investment income as a % of average net assets                                        (0.68%)             (1.61%)
   Total return                                                                             (16.17%)            (25.27%)

   PHOENIX-ABERDEEN NEW ASIA SERIES
   Units                                                                                   436,939              72,328
   Unit Value, end of period                                                           $  2.011583         $  1.930669
   Net assets, end of period (thousands)                                               $       879         $       140
   Mortality and Expense fees as a % of average net assets                                    1.60%               1.60%
   Net investment income as a % of average net assets                                         1.70%               1.02%
   Total return                                                                               4.19%              (0.60%)

   PHOENIX-AIM MID-CAP EQUITY SERIES(5)
   Units                                                                                   226,879              33,956
   Unit Value, end of period                                                           $  1.863344         $  2.125157
   Net assets, end of period (thousands)                                               $       423         $        72
   Mortality and Expense fees as a % of average net assets                                    1.60%               1.60%(14)
   Net investment income as a % of average net assets                                        (1.59%)             (1.64%)(14)
   Total return                                                                             (12.32%)              7.36%

   PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(6)
   Units                                                                                   232,232              49,388
   Unit Value, end of period                                                           $  1.573971         $  2.134676
   Net assets, end of period (thousands)                                               $       366         $       105
   Mortality and Expense fees as a % of average net assets                                    1.60%               1.60%(14)
   Net investment income as a % of average net assets                                        (0.82%)              (.06%)(14)
   Total return                                                                             (26.27%)              3.61%

   PHOENIX-DEUTSCHE DOW 30 SERIES
   Units                                                                                 1,268,208             662,530
   Unit Value, end of period                                                           $  1.561151         $  1.877587
   Net assets, end of period (thousands)                                               $     1,980         $     1,244
   Mortality and Expense fees as a % of average net assets                                    1.60%               1.60%
   Net investment income as a % of average net assets                                        (0.03%)              0.45%
   Total return                                                                             (16.85%)             (7.49%)

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                                          -------------------------------
                                                                                             2002                2001
                                                                                          ----------          -----------
   PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES
   Units                                                                                   1,780,567              780,483
   Unit Value, end of period                                                            $   0.587843          $  0.957067
   Net assets, end of period (thousands)                                                $      1,047          $       747
   Mortality and Expense fees as a % of average net assets                                      1.60%                1.60%
   Net investment income as a % of average net assets                                          (1.55%)              (1.60%)
   Total return                                                                               (38.58%)             (34.14%)

   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
   Units                                                                                   3,780,085              646,985
   Unit Value, end of period                                                            $   2.641552          $  2.395118
   Net assets, end of period (thousands)                                                $      9,985          $     1,550
   Mortality and Expense fees as a % of average net assets                                      1.60%                1.60%
   Net investment income as a % of average net assets                                           2.66%                3.27%
   Total return                                                                                10.29%                4.91%

   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
   Units                                                                                   6,429,368            5,150,940
   Unit Value, end of period                                                            $   0.767159          $  1.036912
   Net assets, end of period (thousands)                                                $      4,932          $     5,341
   Mortality and Expense fees as a % of average net assets                                      1.60%                1.60%
   Net investment income as a % of average net assets                                          (1.57%)              (1.55%)
   Total return                                                                               (26.02%)             (35.64%)

   PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES
   Units                                                                                   1,724,118              906,991
   Unit Value, end of period                                                            $   0.763128          $  1.089345
   Net assets, end of period (thousands)                                                $      1,316          $       988
   Mortality and Expense fees as a % of average net assets                                      1.60%                1.60%
   Net investment income as a % of average net assets                                          (1.57%)              (1.56%)
   Total return                                                                               (29.95%)             (27.91%)

   PHOENIX-GOODWIN MONEY MARKET SERIES
   Units                                                                                  11,227,168           14,274,051
   Unit Value, end of period                                                            $   2.085108          $  2.089326
   Net assets, end of period (thousands)                                                $     23,410          $    29,823
   Mortality and Expense fees as a % of average net assets                                      1.60%                1.60%
   Net investment income as a % of average net assets                                          (0.19%)               1.18%
   Total return                                                                                (0.20%)               2.16%

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                   PERIOD ENDED
                                                                                                    DECEMBER 31,
                                                                                          ------------------------------
                                                                                             2002                2001
                                                                                          ----------          ----------
   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
   Units                                                                                   3,287,175           1,626,939
   Unit Value, end of period                                                              $ 2.331950          $ 2.154445
   Net assets, end of period (thousands)                                                  $    7,666          $    3,505
   Mortality and Expense fees as a % of average net assets                                      1.60%               1.60%
   Net investment income as a % of average net assets                                           5.84%               8.12%
   Total return                                                                                 8.24%               4.39%

   PHOENIX-HOLLISTER VALUE EQUITY SERIES
   Units                                                                                   5,149,078           3,824,645
   Unit Value, end of period                                                              $ 1.462832          $ 1.904312
   Net assets, end of period (thousands)                                                  $    7,532          $    7,283
   Mortality and Expense fees as a % of average net assets                                      1.60%               1.60%
   Net investment income as a % of average net assets                                          (0.62%)             (0.45%)
   Total return                                                                               (23.18%)            (19.28%)

   PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES
   Units                                                                                   1,261,564           1,073,419
   Unit Value, end of period                                                              $ 1.174273          $ 1.563769
   Net assets, end of period (thousands)                                                  $    1,481          $    1,679
   Mortality and Expense fees as a % of average net assets                                      1.60%               1.60%
   Net investment income as a % of average net assets                                          (0.65%)             (0.69%)
   Total return                                                                               (24.91%)            (13.32%)

   PHOENIX-JANUS FLEXIBLE INCOME SERIES
   Units                                                                                   2,497,875             677,108
   Unit Value, end of period                                                              $ 2.403761          $ 2.208389
   Net assets, end of period (thousands)                                                  $    6,004          $    1,495
   Mortality and Expense fees as a % of average net assets                                      1.60%              0.016%
   Net investment income as a % of average net assets                                           3.38%               4.29%
   Total return                                                                                 8.85%               5.52%

   PHOENIX-JANUS GROWTH SERIES
   Units                                                                                   5,241,880           3,677,310
   Unit Value, end of period                                                              $ 0.875632          $ 1.250550
   Net assets, end of period (thousands)                                                  $    4,590          $    4,599
   Mortality and Expense fees as a % of average net assets                                      1.60%               1.60%
   Net investment income as a % of average net assets                                          (1.56%)             (1.60%)
   Total return                                                                               (29.98%)            (25.07%)

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                  PERIOD ENDED
                                                                                                   DECEMBER 31,
                                                                                          ------------------------------
                                                                                             2002                2001
                                                                                          ----------          ----------
   PHOENIX-KAYNE LARGE-CAP CORE SERIES(12)
   Units                                                                                      81,289                   -
   Unit Value, end of period                                                              $ 1.918961                   -
   Net assets, end of period (thousands)                                                  $      156                   -
   Mortality and Expense fees as a % of average net assets                                      1.60%(14)              -
   Net investment income as a % of average net assets                                          (0.46%)(14)             -
   Total return                                                                                 3.06%                  -

   PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(9)
   Units                                                                                      56,758                   -
   Unit Value, end of period                                                              $ 2.007556                   -
   Net assets, end of period (thousands)                                                  $      114                   -
   Mortality and Expense fees as a % of average net assets                                      1.60%(14)              -
   Net investment income as a % of average net assets                                           2.07%(14)              -
   Total return                                                                                 1.83%                  -

   PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(11)
   Units                                                                                     111,158                   -
   Unit Value, end of period                                                              $ 1.903643                   -
   Net assets, end of period (thousands)                                                  $      212                   -
   Mortality and Expense fees as a % of average net assets                                      1.60%(14)              -
   Net investment income as a % of average net assets                                          (1.62%)(14)             -
   Total return                                                                                 0.98%                  -

   PHOENIX-LAZARD SMALL-CAP VALUE SERIES(9)
   Units                                                                                      16,918                   -
   Unit Value, end of period                                                              $ 1.945484                   -
   Net assets, end of period (thousands)                                                  $       33                   -
   Mortality and Expense fees as a % of average net assets                                      1.60%(14)              -
   Net investment income as a % of average net assets                                          (1.07%)(14)             -
   Total return                                                                                (1.94%)                 -

   PHOENIX-LAZARD U.S. MULTI-CAP SERIES(13)
   Units                                                                                       1,193                   -
   Unit Value, end of period                                                              $ 1.997577                   -
   Net assets, end of period (thousands)                                                  $        2                   -
   Mortality and Expense fees as a % of average net assets                                      1.60%(14)              -
   Net investment income as a % of average net assets                                           1.45%(14)              -
   Total return                                                                                (0.51%)                 -

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                  PERIOD ENDED
                                                                                                   DECEMBER 31,
                                                                                          ------------------------------
                                                                                             2002                2001
                                                                                          ----------          ----------
   PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(9)
   UNITS                                                                                     226,579                   -
   UNIT Value, end of period                                                              $ 2.114076                   -
   Net assets, end of period (thousands)                                                  $      479                   -
   Mortality and Expense fees as a % of average net assets                                      1.60%(14)              -
   Net investment income as a % of average net assets                                          10.72%(14)              -
   Total return                                                                                 4.87%                  -

   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(9)
   Units                                                                                     190,125                   -
   Unit Value, end of period                                                              $ 1.972484                   -
   Net assets, end of period (thousands)                                                  $      375                   -
   Mortality and Expense fees as a % of average net assets                                      1.60%(14)              -
   Net investment income as a % of average net assets                                          (0.03%)(14)             -
   Total return                                                                                 1.66%                  -

   PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(8)
   Units                                                                                      90,292                   -
   Unit Value, end of period                                                              $ 1.988356                   -
   Net assets, end of period (thousands)                                                  $      180                   -
   Mortality and Expense fees as a % of average net assets                                      1.60%(14)              -
   Net investment income as a % of average net assets                                           0.17%(14)              -
   Total return                                                                                (2.23%)                 -

   PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(7)
   Units                                                                                     175,331               7,074
   Unit Value, end of period                                                              $ 1.516628          $ 2.131934
   Net assets, end of period (thousands)                                                  $      266          $       15
   Mortality and Expense fees as a % of average net assets                                      1.60%               1.60%(14)
   Net investment income as a % of average net assets                                          (1.58%)             (1.52%)(14)
   Total return                                                                               (28.86%)             (0.62%)

   PHOENIX-MFS INVESTORS TRUST SERIES(5)
   Units                                                                                     227,799              51,358
   Unit Value, end of period                                                              $ 1.620434          $ 2.079179
   Net assets, end of period (thousands)                                                  $      369          $      107
   Mortality and Expense fees as a % of average net assets                                      1.60%               1.60%(14)
   Net investment income as a % of average net assets                                          (0.83%)              1.63%(14)
   Total return                                                                               (22.06%)              4.27%

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                  PERIOD ENDED
                                                                                                   DECEMBER 31,
                                                                                          ------------------------------
                                                                                             2002                2001
                                                                                          ----------          ----------
   PHOENIX-MFS VALUE SERIES(5)
   Units                                                                                     639,258             116,052
   Unit Value, end of period                                                              $ 1.787689          $ 2.108689
   Net assets, end of period (thousands)                                                  $    1,143          $      245
   Mortality and Expense fees as a % of average net assets                                      1.60%               1.60%(14)
   Net investment income as a % of average net assets                                          (0.26%)              0.76%(14)
   Total return                                                                               (15.22%)              5.56%

   PHOENIX-OAKHURST GROWTH AND INCOME SERIES
   Units                                                                                   3,595,307           2,572,495
   Unit Value, end of period                                                              $ 1.278198          $ 1.676435
   Net assets, end of period (thousands)                                                  $    4,596          $   43,131
   Mortality and Expense fees as a % of average net assets                                      1.60%               1.60%
   Net investment income as a % of average net assets                                          (0.71%)              (.90%)
   Total return                                                                               (23.75%)             (9.64%)

   PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES
   Units                                                                                   4,905,819             962,398
   Unit Value, end of period                                                              $ 1.724180          $ 1.981650
   Net assets, end of period (thousands)                                                  $    8,459          $    1,907
   Mortality and Expense fees as a % of average net assets                                      1.60%               1.60%
   Net investment income as a % of average net assets                                           1.35%               1.36%
   Total return                                                                               (12.99%)              0.23%

   PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(2)
   Units                                                                                     392,929             123,645
   Unit Value, end of period                                                              $ 1.702584          $ 2.023002
   Net assets, end of period (thousands)                                                  $      669          $      250
   Mortality and Expense fees as a % of average net assets                                      1.60%               1.60%(14)
   Net investment income as a % of average net assets                                          (0.26%)              1.02%(14)
   Total return                                                                               (15.84%)              1.15%

   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
   Units                                                                                   2,538,445           1,280,958
   Unit Value, end of period                                                              $ 2.474895          $ 2.750305
   Net assets, end of period (thousands)                                                  $    6,282          $    3,523
   Mortality and Expense fees as a % of average net assets                                      1.60%               1.60%
   Net investment income as a % of average net assets                                          (0.65%)              0.36%
   Total return                                                                               (10.01%)              21.02%

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                  PERIOD ENDED
                                                                                                   DECEMBER 31,
                                                                                          ------------------------------
                                                                                             2002                2001
                                                                                          ----------          ----------
   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
   Units                                                                                   1,797,905             637,419
   Unit Value, end of period                                                              $ 1.996428          $ 2.218267
   Net assets, end of period (thousands)                                                  $    3,589          $    1,414
   Mortality and Expense fees as a % of average net assets                                      1.60%               1.60%(14)
   Net investment income as a % of average net assets                                          (1.01%)              (.14%)(14)
   Total return                                                                               (10.00%)             10.91%

   PHOENIX-SENECA MID-CAP GROWTH SERIES
   Units                                                                                   4,040,891           3,429,382
   Unit Value, end of period                                                              $ 0.871115          $ 1.311560
   Net assets, end of period (thousands)                                                  $    3,520          $    4,498
   Mortality and Expense fees as a % of average net assets                                      1.60%               1.60%
   Net investment income as a % of average net assets                                          (1.56%)             (1.60%)
   Total return                                                                               (33.58%)            (26.49%)

   PHOENIX-SENECA STRATEGIC THEME SERIES
   Units                                                                                   2,898,845           2,735,215
   Unit Value, end of period                                                              $ 0.690499          $ 1.079284
   Net assets, end of period (thousands)                                                  $    2,002          $    2,972
   Mortality and Expense fees as a % of average net assets                                      1.60%               1.60%
   Net investment income as a % of average net assets                                          (1.56%)             (1.60%)
   Total return                                                                               (36.02%)            (28.53%)

   PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(10)
   Units                                                                                      15,420                   -
   Unit Value, end of period                                                              $ 2.004415                   -
   Net assets, end of period (thousands)                                                  $       31                   -
   Mortality and Expense fees as a % of average net assets                                      1.60%(14)              -
   Net investment income as a % of average net assets                                          (1.59%)(14)             -
   Total return                                                                                (2.30%)                 -

   PHOENIX-VAN KAMPEN FOCUS EQUITY SERIES
   Units                                                                                     338,558             290,748
   Unit Value, end of period                                                              $ 0.933766          $ 1.344623
   Net assets, end of period (thousands)                                                  $      316          $      391
   Mortality and Expense fees as a % of average net assets                                      1.60%               1.60%
   Net investment income as a % of average net assets                                          (1.59%)             (1.61%)
   Total return                                                                               (30.56%)            (16.45%)

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                                       ------------------------------
                                                                                          2002                2001
                                                                                       ----------          ----------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. CAPITAL APPRECIATION FUND(3)
   Units                                                                                  765,344             152,677
   Unit Value, end of period                                                           $ 1.304391          $ 1.752469
   Net assets, end of period (thousands)                                               $      998          $      268
   Mortality and Expense fees as a % of average net assets                                   1.60%               1.60%(14)
   Net investment income as a % of average net assets                                       (1.58%)             (1.63%)(14)
   Total return                                                                            (25.57%)            (12.38%)

   AIM V.I. PREMIER EQUITY FUND(4)
   Units                                                                                  799,233             375,283
   Unit Value, end of period                                                           $ 1.300188          $ 1.894669
   Net assets, end of period (thousands)                                               $    1,039          $      711
   Mortality and Expense fees as a % of average net assets                                   1.60%               1.60%(14)
   Net investment income as a % of average net assets                                       (1.15%)             (1.17%)(14)
   Total return                                                                            (31.38%)             (5.27%)

THE ALGER AMERICAN FUND
   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
   Units                                                                                2,752,617           2,029,876
   Unit Value, end of period                                                           $ 0.820583          $ 1.261841
   Net assets, end of period (thousands)                                               $    2,259          $    2,561
   Mortality and Expense fees as a % of average net assets                                   1.60%               1.60%
   Net investment income as a % of average net assets                                       (1.55%)             (1.61%)
   Total return                                                                            (34.97%)            (17.29%)

FEDERATED INSURANCE SERIES
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
   Units                                                                                6,594,621           1,847,960
   Unit Value, end of period                                                           $ 2.382731          $ 2.220567
   Net assets, end of period (thousands)                                               $   15,713          $    4,104
   Mortality and Expense fees as a % of average net assets                                   1.60%               1.60%
   Net investment income as a % of average net assets                                        0.68%               (.18%)
   Total return                                                                              7.30%               5.31%

   FEDERATED HIGH INCOME BOND FUND II
   Units                                                                                2,373,787             629,260
   Unit Value, end of period                                                           $ 1.811008          $ 1.815241
   Net assets, end of period (thousands)                                               $    4,299          $    1,142
   Mortality and Expense fees as a % of average net assets                                   1.60%               1.60%
   Net investment income as a % of average net assets                                        1.84%               5.18%
   Total return                                                                             (0.23%)             (0.24%)

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                                       ------------------------------
                                                                                          2002                2001
                                                                                       ----------          ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
   VIP CONTRAFUND(R) PORTFOLIO
   Units                                                                                2,454,765           1,476,961
   Unit Value, end of period                                                           $ 1.431761          $ 1.606469
   Net assets, end of period (thousands)                                               $    3,515          $    2,373
   Mortality and Expense fees as a % of average net assets                                   1.60%               1.60%
   Net investment income as a % of average net assets                                       (0.98%)             (1.20%)
   Total return                                                                            (10.88%)            (13.78%)

   VIP GROWTH OPPORTUNITIES PORTFOLIO
   Units                                                                                1,088,615             721,544
   Unit Value, end of period                                                           $ 1.087202          $ 1.415027
   Net assets, end of period (thousands)                                               $    1,184          $    1,021
   Mortality and Expense fees as a % of average net assets                                   1.60%               1.60%
   Net investment income as a % of average net assets                                       (0.78%)             (1.48%)
   Total return                                                                            (23.17%)            (15.82%)

   VIP GROWTH PORTFOLIO
   Units                                                                                3,289,462           2,023,196
   Unit Value, end of period                                                           $ 0.926598          $ 1.349105
   Net assets, end of period (thousands)                                               $    3,048          $    2,730
   Mortality and Expense fees as a % of average net assets                                   1.60%               1.60%
   Net investment income as a % of average net assets                                       (1.45%)             (1.61%)
   Total return                                                                            (31.32%)            (19.05%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST--CLASS 2
   MUTUAL SHARES SECURITIES FUND
   Units                                                                                1,315,695             406,129
   Unit Value, end of period                                                           $ 1.895745          $ 2.184623
   Net assets, end of period (thousands)                                               $    2,494          $      887
   Mortality and Expense fees as a % of average net assets                                   1.60%               1.60%
   Net investment income as a % of average net assets                                       (0.59%)              (.64%)
   Total return                                                                            (13.22%)              5.33%

   TEMPLETON DEVELOPING MARKETS SECURITIES FUND
   Units                                                                                   93,534             151,424
   Unit Value, end of period                                                           $ 1.471090          $ 1.497205
   Net assets, end of period (thousands)                                               $      138          $      227
   Mortality and Expense fees as a % of average net assets                                   1.60%               1.60%
   Net investment income as a % of average net assets                                       (0.21%)             (1.15%)
   Total return                                                                             (1.74%)             (9.56%)

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                                       ------------------------------
                                                                                          2002                2001
                                                                                       ----------          ----------
   TEMPLETON FOREIGN SECURITIES FUND
   Units                                                                                1,312,998             802,691
   Unit Value, end of period                                                           $ 1.268237          $ 1.582646
   Net assets, end of period (thousands)                                               $    1,665          $    1,270
   Mortality and Expense fees as a % of average net assets                                   1.60%               1.60%
   Net investment income as a % of average net assets                                       (0.49%)             (0.18%)
   Total return                                                                            (19.87%)            (17.35%)

   TEMPLETON GLOBAL ASSET ALLOCATION FUND
   Units                                                                                  106,650             121,646
   Unit Value, end of period                                                           $ 1.607455          $ 1.708579
   Net assets, end of period (thousands)                                               $      171          $      208
   Mortality and Expense fees as a % of average net assets                                   1.60%               1.60%
   Net investment income as a % of average net assets                                        0.28%               (.40%)
   Total return                                                                             (5.92%)            (11.39%)

   TEMPLETON GROWTH SECURITIES FUND
   Units                                                                                  862,231             411,904
   Unit Value, end of period                                                           $ 1.563173          $ 1.948960
   Net assets, end of period (thousands)                                               $    1,348          $      803
   Mortality and Expense fees as a % of average net assets                                   1.60%              1.600%
   Net investment income as a % of average net assets                                        0.73%               4.94%
   Total return                                                                            (19.79%)             (2.89%)

SCUDDER VIT FUNDS
   SCUDDER VIT EAFE(R) EQUITY INDEX FUND
   Units                                                                                  831,806             304,916
   Unit Value, end of period                                                           $ 1.047803          $ 1.358182
   Net assets, end of period (thousands)                                               $      872          $      414
   Mortality and Expense fees as a % of average net assets                                   1.60%               1.60%
   Net investment income as a % of average net assets                                        0.35%              (1.60%)
   Total return                                                                            (22.85%)            (25.90%)

   SCUDDER VIT EQUITY 500 INDEX FUND(6)
   Units                                                                                  555,749              26,344
   Unit Value, end of period                                                           $ 1.625419          $ 2.107005
   Net assets, end of period (thousands)                                               $      903          $       56
   Mortality and Expense fees as a % of average net assets                                   1.60%               1.60%(14)
   Net investment income as a % of average net assets                                        1.78%              (1.60%)(14)
   Total return                                                                            (23.56%)              1.55%

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                                       ------------------------------
                                                                                          2002                2001
                                                                                       ----------          ----------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   TECHNOLOGY PORTFOLIO
   Units                                                                                1,430,437           1,405,624
   Unit Value, end of period                                                           $ 0.325054          $ 0.647346
   Net assets, end of period (thousands)                                               $      465          $      910
   Mortality and Expense fees as a % of average net assets                                   1.60%               1.60%
   Net investment income as a % of average net assets                                       (1.53%)             (1.59%)
   Total return                                                                            (49.79%)            (49.68%)

WANGER ADVISORS TRUST
   WANGER FOREIGN FORTY
   Units                                                                                  954,754             681,083
   Unit Value, end of period                                                           $ 1.073490          $ 1.287927
   Net assets, end of period (thousands)                                               $    1,025          $      877
   Mortality and Expense fees as a % of average net assets                                   1.60%               1.60%
   Net investment income as a % of average net assets                                       (1.60%)             (1.44%)
   Total return                                                                            (16.65%)            (27.80%)

   WANGER INTERNATIONAL SMALL CAP
   Units                                                                                2,240,460           1,696,523
   Unit Value, end of period                                                           $ 0.972273          $ 1.146701
   Net assets, end of period (thousands)                                               $    2,178          $    1,945
   Mortality and Expense fees as a % of average net assets                                   1.60%               1.60%
   Net investment income as a % of average net assets                                       (1.60%)             (1.67%)
   Total return                                                                            (15.21%)            (22.44%)

   WANGER TWENTY
   Units                                                                                  606,279             544,835
   Unit Value, end of period                                                           $ 2.000844          $ 2.201081
   Net assets, end of period (thousands)                                               $    1,213          $    1,199
   Mortality and Expense fees as a % of average net assets                                   1.60%               1.60%
   Net investment income as a % of average net assets                                       (1.59%)             (1.63%)
   Total return                                                                             (9.10%)              7.34%

   WANGER U.S. SMALLER COMPANIES
   Units                                                                                3,170,366           1,904,896
   Unit Value, end of period                                                           $ 1.939763          $ 2.369675
   Net assets, end of period (thousands)                                               $    6,150          $    4,514
   Mortality and Expense fees as a % of average net assets                                   1.60%               1.60%
   Net investment income as a % of average net assets                                       (1.58%)             (1.54%)
   Total return                                                                            (18.14%)              9.60%

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

 (1)  From inception February 2, 2001 to December 31, 2001.
 (2)  From inception March 26, 2001 to December 31, 2001.
 (3)  From inception April 17, 2001 to December 31, 2001.
 (4)  From inception April 18, 2001 to December 31, 2001.
 (5)  From inception November 2, 2001 to December 31, 2001.
 (6)  From inception November 9, 2001 to December 31, 2001.
 (7)  From inception November 27, 2001 to December 31, 2001.
 (8)  From inception August 30, 2002 to December 31, 2002.
 (9)  From inception September 3, 2002 to December 31, 2002.
(10)  From inception September 12, 2002 to December 31, 2002.
(11)  From inception September 13, 2002 to December 31, 2002.
(12)  From inception October 1, 2002 to December 31, 2002.
(13)  From inception November 1, 2002 to December 31, 2002.
(14)  Annualized.

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD
        ENDED DECEMBER 31, 2002

                                                                             SUBACCOUNT
                                          ---------------------------------------------------------------------------------------
                                            PHOENIX-
                                            ABERDEEN                  PHOENIX-         PHOENIX-AIM MID-         PHOENIX-ALLIANCE/
                                          INTERNATIONAL             ABERDEEN NEW          CAP EQUITY            BERNSTEIN GROWTH
                                              SERIES                 ASIA SERIES            SERIES               + VALUE SERIES
                                          -------------            -------------       ----------------         -----------------
Units outstanding, beginning of period        1,826,704                72,328                    33,956                    49,388
Participant deposits                            731,580                47,509                    90,820                    80,659
Participant transfers                          (296,649)              348,891                   104,393                   104,463
Participant withdrawals                        (121,381)              (31,789)                   (2,290)                   (2,278)
                                          ---------------------------------------------------------------------------------------
Units outstanding, end of period              2,140,254               436,939                   226,879                   232,232
                                          =======================================================================================

                                                                                         PHOENIX-DUFF &               PHOENIX-
                                            PHOENIX-                  PHOENIX-             PHELPS REAL                ENGEMANN
                                         DEUTSCHE DOW 30          DEUTSCHE NASDAQ       ESTATE SECURITIES          CAPITAL GROWTH
                                             SERIES              100 INDEX(R) SERIES         SERIES                    SERIES
                                         ---------------         -------------------    -----------------          --------------
Units outstanding, beginning of period          662,530               780,483                   646,985                 5,150,940
Participant deposits                            303,539               270,526                   252,127                   654,907
Participant transfers                           341,611               757,436                 2,992,731                 1,350,169
Participant withdrawals                         (39,472)              (27,878)                 (111,758)                 (726,648)
                                          ---------------------------------------------------------------------------------------
Units outstanding, end of period              1,268,208             1,780,567                 3,780,085                 6,429,368
                                          =======================================================================================

                                              PHOENIX-                                     PHOENIX-
                                           ENGEMANN SMALL            PHOENIX-            GOODWIN MULTI-         PHOENIX-HOLLISTER
                                              & MID-CAP           GOODWIN MONEY           SECTOR FIXED             VALUE EQUITY
                                            GROWTH SERIES         MARKET SERIES           INCOME SERIES                SERIES
                                           --------------         -------------         ---------------         -----------------
Units outstanding, beginning of period          906,991            14,274,051                 1,626,939                 3,824,645
Participant deposits                            327,817             2,913,271                   376,366                   767,877
Participant transfers                           545,603            (4,428,789)                1,395,835                   763,754
Participant withdrawals                         (56,293)           (1,531,365)                 (111,965)                 (207,198)
                                          ---------------------------------------------------------------------------------------
Units outstanding, end of period              1,724,118            11,227,168                 3,287,175                 5,149,078
                                          =======================================================================================

                                            PHOENIX-J.P.
                                           MORGAN RESEARCH         PHOENIX-JANUS                                   PHOENIX-KAYNE
                                           ENHANCED INDEX         FLEXIBLE INCOME         PHOENIX-JANUS            LARGE-CAP CORE
                                               SERIES                 SERIES              GROWTH SERIES                 SERIES
                                           ---------------        ---------------         -------------            --------------
Units outstanding, beginning of period        1,073,419               677,108                 3,677,310                         -
Participant deposits                             84,876               581,995                   281,636                    38,706
Participant transfers                           171,998             1,354,789                 1,577,594                    42,772
Participant withdrawals                         (68,729)             (116,017)                 (294,660)                     (189)
                                          ---------------------------------------------------------------------------------------
Units outstanding, end of period              1,261,564             2,497,875                 5,241,880                    81,289
                                          =======================================================================================

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                             SUBACCOUNT
                                          ---------------------------------------------------------------------------------------
                                           PHOENIX-KAYNE          PHOENIX-LAZARD
                                             SMALL-CAP             INTERNATIONAL         PHOENIX-LAZARD            PHOENIX-LAZARD
                                           QUALITY VALUE           EQUITY SELECT         SMALL-CAP VALUE           U.S. MULTI-CAP
                                               SERIES                  SERIES                 SERIES                   SERIES
                                          ---------------         --------------         ---------------           --------------
Units outstanding, beginning of period                -                     -                         -                         -
Participant deposits                             21,426                55,067                    13,254                        10
Participant transfers                            35,332                56,201                     3,749                     1,183
Participant withdrawals                               -                  (110)                      (85)                        -
                                          ---------------------------------------------------------------------------------------
Units outstanding, end of period                 56,758               111,158                    16,918                     1,193
                                          =======================================================================================

                                           PHOENIX-LORD             PHOENIX-LORD
                                           ABBETT BOND-           ABBETT LARGE-CAP         PHOENIX-LORD            PHOENIX-MFS
                                            DEBENTURE                   VALUE             ABBETT MID-CAP         INVESTORS GROWTH
                                              SERIES                   SERIES              VALUE SERIES            STOCK SERIES
                                          --------------          ----------------        ---------------        ----------------
Units outstanding, beginning of period                -                     -                         -                     7,074
Participant deposits                             54,228                96,427                    56,749                    70,864
Participant transfers                           255,438                94,034                    33,648                    99,768
Participant withdrawals                         (83,087)                 (336)                     (105)                   (2,375)
                                          ---------------------------------------------------------------------------------------
Units outstanding, end of period                226,579               190,125                    90,292                   175,331
                                          =======================================================================================

                                                                                             PHOENIX-               PHOENIX-
                                            PHOENIX-MFS                                 OAKHURST GROWTH             OAKHURST
                                           INVESTORS TRUST          PHOENIX-MFS            AND INCOME               STRATEGIC
                                               SERIES               VALUE SERIES             SERIES             ALLOCATION SERIES
                                          ----------------         --------------       ---------------         -----------------
Units outstanding, beginning of period           51,358               116,052                 2,572,495                   962,398
Participant deposits                              4,755               168,145                   462,147                 1,186,399
Participant transfers                           175,896               369,327                   683,473                 3,157,461
Participant withdrawals                          (4,210)              (14,266)                 (122,808)                 (400,439)
                                          ---------------------------------------------------------------------------------------
Units outstanding, end of period                227,799               639,258                 3,595,307                 4,905,819
                                          =======================================================================================

                                           PHOENIX-SANFORD         PHOENIX-SANFORD      PHOENIX-SANFORD            PHOENIX-SENECA
                                           BERNSTEIN GLOBAL         BERNSTEIN MID-      BERNSTEIN SMALL-           MID-CAP GROWTH
                                              VALUE SERIES         CAP VALUE SERIES     CAP VALUE SERIES               SERIES
                                          -----------------        ----------------     -----------------          --------------
Units outstanding, beginning of period          123,645             1,280,958                   637,419                 3,429,382
Participant deposits                            116,930               448,727                   306,920                   477,801
Participant transfers                           160,970               888,203                   908,699                   305,621
Participant withdrawals                          (8,616)              (79,443)                  (55,133)                 (171,913)
                                          ---------------------------------------------------------------------------------------
Units outstanding, end of period                392,929             2,538,445                 1,797,905                 4,040,891
                                          =======================================================================================

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                             SUBACCOUNT
                                          ---------------------------------------------------------------------------------------
                                                                    PHOENIX-STATE
                                           PHOENIX-SENECA          STREET RESEARCH       PHOENIX-VAN             AIM V.I. CAPITAL
                                           STRATEGIC THEME            SMALL-CAP          KAMPEN FOCUS              APPRECIATION
                                               SERIES               GROWTH SERIES       EQUITY SERIES                  FUND
                                          ----------------         ----------------     -------------            ----------------
Units outstanding, beginning of period        2,753,215                     -                 290,748                     152,677
Participant deposits                            208,530                 6,246                  45,174                     214,613
Participant transfers                           104,687                 9,104                   8,292                     430,762
Participant withdrawals                        (167,587)                   70                  (5,656)                    (32,708)
                                          ---------------------------------------------------------------------------------------
Units outstanding, end of period              2,898,845                15,420                 338,558                     765,344
                                          =======================================================================================

                                                                                        FEDERATED FUND
                                                                    ALGER AMERICAN         FOR U.S.               FEDERATED HIGH
                                           AIM V.I. PREMIER        LEVERAGED ALLCAP       GOVERNMENT               INCOME BOND
                                             EQUITY FUND               PORTFOLIO         SECURITIES II                FUND II
                                          -----------------        ----------------     ----------------          ---------------
Units outstanding, beginning of period          375,283               2,029,876               1,847,960                   629,260
Participant deposits                            240,144                 441,651                 677,364                   286,251
Participant transfers                           245,982                 406,486               4,298,801                 1,562,402
Participant withdrawals                         (62,176)               (125,396)               (229,504)                 (104,126)
                                          ---------------------------------------------------------------------------------------
Units outstanding, end of period                799,233               2,752,617               6,594,621                 2,373,787
                                          =======================================================================================

                                                                    VIP GROWTH
                                           VIP CONTRAFUND(R)       OPPORTUNITIES         VIP GROWTH                MUTUAL SHARES
                                              PORTFOLIO              PORTFOLIO           PORTFOLIO                SECURITIES FUND
                                          ------------------       --------------        -----------              ---------------
Units outstanding, beginning of period        1,476,961               721,544              2,023,196                      406,129
Participant deposits                            325,501               187,786                434,045                      188,115
Participant transfers                           736,065               248,755                926,398                      782,203
Participant withdrawals                         (83,762)              (69,470)               (94,177)                     (60,752)
                                          ---------------------------------------------------------------------------------------
Units outstanding, end of period              2,454,765             1,088,615              3,289,462                    1,315,695
                                          =======================================================================================

                                              TEMPLETON
                                              DEVELOPING              TEMPLETON           TEMPLETON                  TEMPLETON
                                               MARKETS                 FOREIGN          GLOBAL ASSET                   GROWTH
                                           SECURITIES FUND         SECURITIES FUND      ALLOCATION FUND            SECURITIES FUND
                                          -----------------        ---------------      ---------------           ---------------
Units outstanding, beginning of period          151,424               802,691                   121,646                   411,904
Participant deposits                                728               176,970                     2,818                   115,170
Participant transfers                           (37,068)              388,637                   (13,336)                  355,291
Participant withdrawals                         (21,550)              (55,300)                   (4,478)                  (20,134)
                                          ---------------------------------------------------------------------------------------
Units outstanding, end of period                 93,534             1,312,998                   106,650                   862,231
                                          =======================================================================================

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                             SUBACCOUNT
                                          -----------------------------------------------------------------------------
                                            SCUDDER VIT
                                           EAFE(R) EQUITY        SCUDDER VIT
                                               INDEX           EQUITY 500 INDEX         TECHNOLOGY       WANGER FOREIGN
                                                FUND                FUND                 PORTFOLIO             FORTY
                                          ---------------      ----------------         ----------       --------------
Units outstanding, beginning of period          304,916                26,344             1,405,624             681,083
Participant deposits                            174,716               185,939               286,740              67,590
Participant transfers                           408,034               349,900              (165,966)            267,216
Participant withdrawals                         (55,860)               (6,434)              (95,961)            (61,135)
                                          -----------------------------------------------------------------------------
Units outstanding, end of period                831,806               555,749             1,430,437             954,754
                                          =============================================================================

                                               WANGER                                  WANGER U.S.
                                           INTERNATIONAL                                SMALLER
                                             SMALL CAP           WANGER TWENTY         COMPANIES
                                          ---------------        --------------     ---------------
Units outstanding, beginning of period        1,696,523               544,835             1,904,896
Participant deposits                            376,954               102,841               677,678
Participant transfers                           261,772                  (411)              696,455
Participant withdrawals                         (94,789)              (40,986)             (108,663)
                                          ---------------------------------------------------------
Units outstanding, end of period              2,240,460               606,279             3,170,366
                                          =========================================================

                            PHOENIX PREMIUM EDGE(SM)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2001 (IN UNITS)

                                                                            SUBACCOUNT
                                              --------------------------------------------------------------------
                                                 PHOENIX-                                        PHOENIX-ALLIANCE/
                                                 ABERDEEN       PHOENIX-      PHOENIX-AIM MID-       BERNSTEIN
                                              INTERNATIONAL   ABERDEEN NEW       CAP EQUITY       GROWTH + VALUE
                                                  SERIES       ASIA SERIES        SERIES(5)          SERIES(6)
                                              -------------   ------------    ----------------   -----------------
Units outstanding, beginning of period             595,780         14,505                   -                   -
Participant deposits                               809,714         32,586               8,234              24,177
Participant transfers                              543,847         25,651              25,798              25,303
Participant withdrawals                           (122,637)          (414)                (76)                (92)
                                              -------------------------------------------------------------------
Units outstanding, end of period                 1,826,704         72,328              33,956              49,388
                                              ===================================================================

                                                                     PHOENIX-          PHOENIX-DUFF &
                                                 PHOENIX-            DEUTSCHE           PHELPS REAL
                                              DEUTSCHE DOW 30       NASDAQ-100       ESTATE SECURITIES
                                                  SERIES          INDEX(R) SERIES          SERIES
                                              ---------------     ---------------    -----------------
Units outstanding, beginning of period               103,334              36,309              160,337
Participant deposits                                 348,554             599,153              290,157
Participant transfers                                227,154             187,313              269,444
Participant withdrawals                              (16,512)            (42,292)             (72,953)
                                              -------------------------------------------------------
Units outstanding, end of period                     662,530             780,483              646,985
                                              =======================================================

                                                 PHOENIX-                           PHOENIX-          PHOENIX-
                                                 ENGEMANN         PHOENIX-       ENGEMANN SMALL     FEDERATED U.S.
                                              CAPITAL GROWTH   ENGEMANN NIFTY      & MID-CAP          GOVERNMENT
                                                  SERIES        FIFTY SERIES      GROWTH SERIES      BOND SERIES
                                              --------------   --------------    --------------     --------------
Units outstanding, beginning of period            2,531,201          502,200           152,792            211,938
Participant deposits                              2,145,006          371,138           516,208            202,225
Participant transfers                               708,379          582,707           280,785            144,653
Participant withdrawals                            (233,646)         (61,988)          (42,794)           (67,234)
                                              -------------------------------------------------------------------
Units outstanding, end of period                  5,150,940        1,394,057           906,991            491,582
                                              ===================================================================

                                                                PHOENIX-
                                                PHOENIX-      GOODWIN MULTI-   PHOENIX-HOLLISTER
                                              GOODWIN MONEY    SECTOR FIXED       VALUE EQUITY
                                              MARKET SERIES   INCOME SERIES          SERIES
                                              -------------   --------------   -----------------
Units outstanding, beginning of period             973,571          332,248             612,753
Participant deposits                            11,488,485          689,584           1,887,416
Participant transfers                            2,295,020          690,887           1,530,702
Participant withdrawals                           (483,025)         (85,780)           (206,226)
                                              -------------------------------------------------
Units outstanding, end of period                14,274,051        1,626,939           3,824,645
                                              =================================================

                                                PHOENIX-J.P.
                                              MORGAN RESEARCH   PHOENIX-JANUS    PHOENIX-JANUS
                                              ENHANCED INDEX     CORE EQUITY    FLEXIBLE INCOME   PHOENIX-JANUS
                                                  SERIES           SERIES            SERIES       GROWTH SERIES
                                              ---------------   -------------   ---------------   -------------
Units outstanding, beginning of period               138,885         268,902           127,987       1,456,839
Participant deposits                                 529,730         598,035           395,558       1,737,368
Participant transfers                                442,031         538,058           183,445         713,214
Participant withdrawals                              (37,227)        (23,128)          (29,882)       (230,111)
                                              ----------------------------------------------------------------
Units outstanding, end of period                   1,073,419       1,381,867           677,108       3,677,310
                                              ================================================================

                                                PHOENIX-MFS        PHOENIX-MFS
                                              INVESTORS GROWTH   INVESTORS TRUST     PHOENIX-MFS
                                               STOCK SERIES(7)       SERIES(5)     VALUE SERIES(5)
                                              ----------------   ---------------   ---------------
Units outstanding, beginning of period                      -                 -                 -
Participant deposits                                    7,074            24,944            42,401
Participant transfers                                       -            26,485            73,953
Participant withdrawals                                     -               (71)             (302)
                                              ---------------------------------------------------
Units outstanding, end of period                        7,074            51,358           116,052
                                              ===================================================

                                                                                    PHOENIX-          PHOENIX-
                                              PHOENIX-MORGAN      PHOENIX-      OAKHURST GROWTH       OAKHURST
                                               STANLEY FOCUS      OAKHURST         AND INCOME         STRATEGIC
                                               EQUITY SERIES   BALANCED SERIES       SERIES       ALLOCATION SERIES
                                              --------------   ---------------  ---------------   -----------------
Units outstanding, beginning of period               77,608           602,630          636,986             160,872
Participant deposits                                209,548           967,160        1,058,734             464,475
Participant transfers                                 7,753           693,481          978,216             354,872
Participant withdrawals                              (4,161)          (38,501)        (101,441)            (17,821)
                                              --------------------------------------------------------------------
Units outstanding, end of period                    290,748         2,224,770        2,572,495             962,398
                                              ====================================================================

                                                                                     PHOENIX-SANFORD
                                              PHOENIX-SANFORD     PHOENIX-SANFORD    BERNSTEIN SMALL-
                                              BERNSTEIN GLOBAL     BERNSTEIN MID-       CAP VALUE
                                               VALUE SERIES(2)    CAP VALUE SERIES      SERIES(1)
                                              ----------------    ----------------   -----------------
Units outstanding, beginning of period                      -             164,270                   -
Participant deposits                                   77,690             581,568             203,118
Participant transfers                                  46,193             584,695             435,778
Participant withdrawals                                  (238)            (49,575)             (1,477)
                                              -------------------------------------------------------
Units outstanding, end of period                      123,645           1,280,958             637,419
                                              =======================================================

                                              PHOENIX-SENECA   PHOENIX-SENECA    AIM V.I. CAPITAL
                                              MID-CAP GROWTH   STRATEGIC THEME     APPRECIATION     AIM V.I. VALUE
                                                 SERIES            SERIES            FUND(3)            FUND(4)
                                              --------------   ---------------   ----------------   --------------
Units outstanding, beginning of period            1,337,167         1,520,873                  -                -
Participant deposits                              1,355,152           579,938             72,222          170,592
Participant transfers                               866,114           711,537             82,684          208,395
Participant withdrawals                            (129,051)          (59,133)            (2,229)          (3,704)
                                              -------------------------------------------------------------------
Units outstanding, end of period                  3,429,382         2,753,215            152,677          375,283
                                              ===================================================================

                                               ALGER AMERICAN     DEUTSCHE VIT      DEUTSCHE VIT
                                                  LEVERAGED      EAFE(R) EQUITY   EQUITY 500 INDEX
                                              ALLCAP PORTFOLIO     INDEX FUND          FUND(6)
                                              ----------------   --------------   ----------------
Units outstanding, beginning of period                683,065           57,476                  -
Participant deposits                                  915,416          137,354             12,625
Participant transfers                                 553,479          131,340             13,808
Participant withdrawals                              (122,084)         (21,254)               (89)
                                              ---------------------------------------------------
Units outstanding, end of period                    2,029,876          304,916             26,344
                                              ===================================================

                                              FEDERATED FUND
                                                 FOR U.S.      FEDERATED HIGH                        VIP GROWTH
                                                GOVERNMENT      INCOME BOND     VIP CONTRAFUND(R)   OPPORTUNITIES
                                              SECURITIES II       FUND II           PORTFOLIO         PORTFOLIO
                                              --------------   ---------------  -----------------   -------------
Units outstanding, beginning of period              151,670            64,178            361,384         123,510
Participant deposits                                905,975           291,521            684,639         344,033
Participant transfers                               850,454           288,968            469,427         272,895
Participant withdrawals                             (60,139)          (15,407)           (38,489)        (18,894)
                                              -------------------------------------------------------------------
Units outstanding, end of period                  1,847,960           629,260          1,476,961         721,544
                                              ===================================================================

                                               VIP GROWTH     MUTUAL SHARES     TEMPLETON ASSET
                                                PORTFOLIO    SECURITIES FUND     STRATEGY FUND
                                              ------------   ---------------    ---------------
Units outstanding, beginning of period             511,718            20,960            27,373
Participant deposits                               910,563           233,163            37,204
Participant transfers                              634,457           159,012            57,069
Participant withdrawals                            (33,542)           (7,006)                -
                                               -----------------------------------------------
Units outstanding, end of period                 2,023,196           406,129           121,646
                                               ===============================================

                                                 TEMPLETON
                                                 DEVELOPING       TEMPLETON           TEMPLETON
                                                  MARKETS           GROWTH          INTERNATIONAL     TECHNOLOGY
                                              SECURITIES FUND   SECURITIES FUND    SECURITIES FUND     PORTFOLIO
                                              ---------------   ---------------    ---------------    ----------
Units outstanding, beginning of period                94,536            42,155            180,385       698,416
Participant deposits                                  63,498           192,484            356,620       534,375
Participant transfers                                 (3,001)          201,329            275,704       228,211
Participant withdrawals                               (3,609)          (24,064)           (10,018)      (55,378)
                                              -----------------------------------------------------------------
Units outstanding, end of period                     151,424           411,904            802,691     1,405,624
                                              =================================================================

                                                                   WANGER
                                              WANGER FOREIGN    INTERNATIONAL                    WANGER U.S.
                                                  FORTY           SMALL CAP     WANGER TWENTY     SMALL CAP
                                              --------------    -------------   -------------    -----------
Units outstanding, beginning of period              433,904          683,416         100,142        333,725
Participant deposits                                207,344          583,063         184,132        843,482
Participant transfers                                73,911          474,861         273,736        759,657
Participant withdrawals                             (34,076)         (44,817)        (13,175)       (31,968)
                                              -------------------------------------------------------------
Units outstanding, end of period                    681,083        1,696,523         544,835      1,904,896
                                              =============================================================

(1)  For inception February 2, 2001 to December 31, 2001
(2)  For inception March 26, 2001 to December 31, 2001
(3)  For inception April 17, 2001 to December 31, 2001
(4)  For inception April 18, 2001 to December 31, 2001
(5)  For inception November 2, 2001 to December 31, 2001
(6)  For inception November 9, 2001 to December 31, 2001
(7)  For inception November 27, 2001 to December 31, 2001

                             PHOENIX PREMIUM EDGE(SM)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                        NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

     PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

     PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of .40%, 1.075% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

     As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $30,760, $10,767 and $0, during the years ended December 31, 2002, 2001 and 2000, respectively.

     PEPCO is the principal underwriter and distributor for the Account.

     On surrender of a contract, contingent deferred sales charges, which vary from 0-8% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $366,370, $120,172 and $0 for the years ended December 31, 2002, 2001 and 2000, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

     The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

     On March 22, 2002, the Phoenix-Janus Growth Series ("Growth") acquired all of the net assets of the Phoenix-Janus Core Equity Series ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

     On April 5, 2002, the Phoenix-Engemann Capital Growth Series
("Capital Growth") acquired all of the net assets of the Phoenix-Engemann Nifty Fifty Series ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

     On April 5, 2002, the Phoenix-Oakhurst Strategic Allocation Series ("Strategic Allocation") acquired all of the net assets of the Phoenix-Oakhurst Balanced Series ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

     The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA" have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11--PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES SUBSTITUTION

     Effective October 25, 2002 all shares of the Phoenix-Federated U.S. Government Bond Series held in the separate account were redeemed at net asset value and the proceeds were used to purchase shares of the Federated Fund for U.S. Government Securities II. Investors who held investments in the Phoenix-Federated U.S. Government Bond Series received a confirmation of activity for this transaction.

     As a result of the substitution, the Phoenix-Federated U.S. Government Bond Series is no longer available for investment.

NOTE 12--MIXED AND SHARED FUNDING

     Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

     The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 13--REORGANIZATION

     On November 12, 2002 and December 10, 2002, The Board of Trustees of PESF approved a Plan of Reorganization to merge three Series of PESF into other existing Series of PESF. Each discontinued Series was merged into a corresponding surviving Series as follows:

Discontinued Series                   Surviving Series                 Approval Date        Merger Date
-------------------                   ----------------                 -------------        -----------
Phoenix-Aberdeen New Asia             Phoenix-Aberdeen International   November 12, 2002    February 7, 2003
Phoenix-MFS Investors Growth Stock    Phoenix-Janus Growth (1)         December 10, 2002    February 14, 2003
Phoenix-Van Kampen Focus Equity       Phoenix-Janus Growth (1)         December 10, 2002    February 14, 2003

     On the merger date, each discontinued Series transferred substantially all of its assets and its liabilities to the corresponding surviving Series. In exchange, shareholders of the discontinued Series received a proportional number of shares in the surviving Series.

(1) MFS succeeded Janus as subadvisor.

                        REPORT OF INDEPENDENT ACCOUNTANTS

PRICEWATERHOUSECOOPERS [LOGO]

To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Premium Edge(SM)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (Phoenix Premium Edge(SM)) at December 31, 2002, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 21, 2003

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2002 AND 2001

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                      ----------
Report of Independent Accountants...................................     F-3

Balance Sheet as of December 31, 2002 and 2001......................     F-4

Statement of Income, Comprehensive Income and Changes in
  Stockholder's Equity for the years ended 2002, 2001 and 2000......     F-5

Statement of Cash Flows for the years ended 2002, 2001 and 2000.....     F-6

Notes to Financial Statements.......................................  F-7 - F-19

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------
                                                    PRICEWATERHOUSECOOPERS LLP
                                                    100 Pearl Street
                                                    Hartford CT 06103-4508
                                                    Telephone (860) 241 7000
                                                    Facsimile (860) 241 7590

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
February 5, 2003

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                 ($ amounts in thousands, except per share data)
                           DECEMBER 31, 2002 AND 2001

                                                                                         2002                 2001
                                                                                   ------------------   ------------------

ASSETS:
Available-for-sale debt securities, at fair value................................    $   2,388,189        $     789,380
Equity securities, at fair value.................................................           33,121                  --
Policy loans, at unpaid principal balances.......................................            1,335                  896
Other investments................................................................           10,166                2,911
                                                                                   ------------------   ------------------
Total investments................................................................        2,432,811              793,187
Cash and cash equivalents........................................................          473,246              171,444
Accrued investment income........................................................           18,768                5,787
Deferred policy acquisition costs................................................          255,677              164,987
Other general account assets.....................................................           45,105               30,343
Separate account assets..........................................................        1,157,913            1,539,476
                                                                                   ------------------   ------------------
TOTAL ASSETS.....................................................................    $   4,383,520        $   2,705,224
                                                                                   ==================   ==================

LIABILITIES:
Policyholder deposit funds.......................................................    $   2,557,428        $     865,970
Policy liabilities and accruals..................................................          124,925               47,131
Deferred income taxes............................................................           38,993               27,426
Other general account liabilities................................................           33,352               26,226
Separate account liabilities.....................................................        1,157,913            1,534,345
                                                                                   ------------------   ------------------
TOTAL LIABILITIES................................................................        3,912,611            2,501,098
                                                                                   ------------------   ------------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued.......            2,500                2,500
Additional paid-in capital.......................................................          444,234              184,864
Retained earnings................................................................            1,547               14,803
Accumulated other comprehensive income...........................................           22,628                1,959
                                                                                   ------------------   ------------------
TOTAL STOCKHOLDER'S EQUITY.......................................................          470,909              204,126
                                                                                   ------------------   ------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY.......................................    $   4,383,520        $   2,705,224
                                                                                   ==================   ==================

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                 2002            2001               2000
                                                                           ---------------  ---------------   ---------------

 REVENUES:
 Premiums.................................................................   $   4,372        $   5,129         $   6,168
 Insurance and investment product fees....................................      46,915           32,379            30,098
 Investment income, net of expenses.......................................      92,472           30,976             9,197
 Net realized investment gains (losses)...................................     (16,167)          (1,196)              116
                                                                           ---------------  ---------------   ---------------
 TOTAL REVENUES...........................................................     127,592           67,288            45,579
                                                                           ---------------  ---------------   ---------------

 BENEFITS AND EXPENSES:
 Policy benefits..........................................................      98,915           39,717            17,056
 Policy acquisition cost amortization.....................................      23,182            8,477            15,765
 Other operating expenses.................................................      27,386           15,305            14,006
                                                                           ---------------  ---------------   ---------------
 TOTAL BENEFITS AND EXPENSES..............................................     149,483           63,499            46,827
                                                                           ---------------  ---------------   ---------------
 Income (loss) before income taxes........................................     (21,891)           3,789            (1,248)
 Applicable income taxes (benefit)........................................      (8,635)             539            (1,263)
                                                                           ---------------  ---------------   ---------------
 NET INCOME (LOSS) .......................................................   $ (13,256)       $   3,250         $      15
                                                                           ===============  ===============   ===============

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS)........................................................   $ (13,256)       $   3,250         $      15
                                                                           ---------------  ---------------   ---------------
 Net unrealized investment gains..........................................      18,522            2,022               984
 Net unrealized derivative instruments gains (losses).....................       2,147             (334)              --
                                                                           ---------------  ---------------   ---------------
 OTHER COMPREHENSIVE INCOME (LOSS)........................................      20,669            1,688               984
                                                                           ---------------  ---------------   ---------------
 COMPREHENSIVE INCOME.....................................................   $   7,413        $   4,938         $     999
                                                                           ===============  ===============   ===============

ADDITIONAL PAID-IN  CAPITAL:
Capital contributions from parent........................................    $ 259,370        $ 105,000        $  15,000

RETAINED EARNINGS
Net income (loss)........................................................      (13,256)           3,250               15

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income...............................................       20,669            1,688              984
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY...........................................      266,783          109,938           15,999
Stockholder's equity, beginning of year..................................      204,126           94,188           78,189
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR........................................    $ 470,909        $ 204,126        $  94,188
                                                                           ===============  ===============  ===============


The accompanying notes are an integral part of these financial statements

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000



                                                                                 2002            2001               2000
                                                                           --------------   ---------------   ---------------

 OPERATING ACTIVITIES:
 Net income (loss).......................................................  $   (13,256)     $     3,250      $        15
 Net realized investment (gains) losses..................................       16,167            1,196             (116)
 Amortization and depreciation...........................................         --                102              102
 Deferred income taxes (benefit).........................................          438           22,733            3,045
 Increase in receivables.................................................      (12,981)          (4,406)            (595)
 Deferred policy acquisition costs (increase) decrease...................     (128,164)         (81,588)         (23,845)
 (Increase) decrease in policy liabilities and accruals..................       66,632           23,069            9,822
 Other assets and other liabilities net change...........................      (28,007)         (23,609)           9,625
                                                                           ---------------  ---------------   ---------------
 CASH FROM OPERATING ACTIVITIES..........................................      (99,171)         (59,253)          (1,947)
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases.....................................................   (1,753,350)        (766,494)        (119,088)
Investment sales, repayments and maturities..............................      414,195          140,835           29,511
                                                                           ---------------  ---------------   ---------------
CASH (FOR) FROM INVESTING ACTIVITIES.....................................   (1,339,155)        (625,659)         (89,577)
                                                                           ---------------  ---------------   ---------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund receipts, net ................................    1,480,758          670,577          131,163
 Capital contributions from parent.......................................      259,370          105,000           15,000
                                                                           ---------------  ---------------   ---------------
 CASH FROM FINANCING ACTIVITIES..........................................    1,740,128          775,577          146,163
                                                                           ---------------  ---------------   ---------------
 CHANGE IN CASH AND CASH EQUIVALENTS.....................................      301,802           90,665           54,639
 Cash and cash equivalents, beginning of year............................      171,444           80,779           26,140
                                                                           ---------------  ---------------   ---------------
 CASH AND CASH EQUIVALENTS, END OF YEAR..................................  $   473,246      $   171,444       $   80,779
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

1.  ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill, investments in debt and equity securities, pension and other postemployment benefits liabilities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

2.  OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize term insurance premiums as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, which allows us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

    o We reinsure 80% to 90% of the mortality risk on certain new issues of term, universal life, variable universal life products.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for the years 2002, 2001 and 2000 follows (in thousands):


                                                                                2002             2001             2000
                                                                           ---------------  ---------------   ---------------

Direct premiums..........................................................   $     21,283    $      20,930     $     21,219
Premiums assumed from reinsureds.........................................            --               --               --
Premiums ceded to reinsurers.............................................        (16,911)         (15,801)         (15,051)
                                                                           ---------------  ---------------   ---------------
PREMIUMS ................................................................   $      4,372    $       5,129     $      6,168
                                                                           ===============  ===============   ===============

Direct policy benefits incurred..........................................   $     39,692    $      19,345     $     17,253
Policy benefits assumed from reinsureds..................................          3,857              --               --
Policy benefits ceded to reinsurers......................................        (11,492)          (6,987)          (7,515)
                                                                           ---------------  ---------------   ---------------
POLICY BENEFITS..........................................................   $     32,057    $      12,358     $      9,738
                                                                           ===============  ===============  ===============

Direct life insurance in-force...........................................   $ 11,999,540    $  10,205,877     $  9,684,755
Life insurance in-force assumed from reinsureds..........................        215,329              --               --
Life insurance in-force ceded to reinsurers..............................     (9,842,076)      (9,015,734)      (8,672,918)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE IN-FORCE..................................................   $  2,372,793    $   1,190,143     $  1,011,837
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance in-force...................       9.01%                 --               --
                                                                           ===============  ===============  ===============

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance. The business acquired generated a loss of $17.2 million ($11.2 million after income taxes) for the year 2002.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. We amortize DAC and PVFP based on the related policy's classification. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In the third quarter of 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, at the quarter-end we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $9.9 million pre-tax ($6.4 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for the years 2002, 2001 and 2000 follows (in thousands):


                                                                                 2002             2001             2000
                                                                           ---------------  ---------------   ---------------

Direct acquisition costs deferred, excluding acquisitions...............       $  102,769      $   90,065       $   39,610
Acquisition costs recognized in Valley Forge Life acquisition...........           48,577             --               --
Recurring costs amortized to expense....................................          (23,182)         (8,477)         (15,765)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income................................          (37,474)         (1,443)          (1,139)
                                                                           ---------------  ---------------   ---------------
Change in deferred policy acquisition costs.............................           90,690          80,145           22,706
Deferred policy acquisition costs, beginning of year....................          164,987          84,842           62,136
                                                                           ---------------  ---------------   ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................       $  255,677      $  164,987       $   84,842
                                                                           ===============  ===============   ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder deposit funds are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 5.3% to 6.5% at year-end 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 3.0% to 6.5%, less administrative charges. At year-end 2002 and 2001, there was $1,303.0 million and $359.7 million, respectively, in policyholder deposit funds with no associated surrender charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 9), we determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the years 2002, 2001 and 2000 (in millions):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Deposits.................................................................       $  1,854.7      $  1,222.0      $    454.7
Performance..............................................................           (119.0)         (199.3)         (151.0)
Fees.....................................................................            (23.4)          (23.8)          (24.9)
Benefits and surrenders..................................................           (405.3)         (127.0)          (84.6)
                                                                              --------------  --------------  --------------
Change in funds under management.........................................          1,307.0           871.9           194.2
Funds under management, beginning of year................................          2,385.9         1,514.0         1,319.8
                                                                              --------------  --------------  --------------
FUNDS UNDER MANAGEMENT, END OF YEAR......................................       $  3,692.9      $  2,385.9      $  1,514.0
                                                                              ==============  ==============  ==============


3.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). Prior to 2001, we classified private placement debt securities as held-to-maturity and reported them at amortized cost, less any impairment. In connection with The Phoenix Company's conversion to a public company, in 2001 we reclassified these securities, when their carrying value was $32.0 million, to available-for-sale and recorded a $1.3 million unrealized gain ($0.4 million unrealized gain after offsets for applicable deferred policy acquisition costs and deferred income taxes) in other comprehensive income.

Fair value and cost of our debt securities at year-end 2002 and 2001 follow (in thousands):

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $      7,343      $      6,377     $      6,837     $      6,379
State and political subdivision........................         39,213            37,625           37,054           37,039
Foreign government.....................................         11,586            11,186            6,870            6,847
Corporate..............................................        791,091           768,126          178,479          177,622
Mortgage-backed........................................        643,147           619,316          207,902          207,252
Other asset-backed.....................................        895,809           879,927          352,238          351,123
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $  2,388,189      $  2,322,557     $    789,380     $    786,262
                                                         ===============   ===============  ===============  ===============


For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities at year-end 2002 or 2001.

Fair value and cost of our equity securities at year-end 2002 and 2001 follow (in thousands):

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Mutual fund seed investments...........................    $    14,324       $    13,780      $    --          $    --
Other equity securities................................         18,797            18,088           --               --
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................    $    33,121       $    31,868      $    --          $    --
                                                         ===============   ===============  ===============  ===============


Gross and net unrealized gains and losses from debt and equity securities at year-end 2002 and 2001 follow (in thousands):


                                                                          2002                            2001
                                                             -------------------------------  ------------------------------
                                                                 GAINS            LOSSES          GAINS           LOSSES
                                                             --------------   --------------  --------------  --------------

U.S. government and agency..................................   $      966       $     --        $      458      $     --
State and political subdivision.............................        1,588             --               513           (498)
Foreign government..........................................          459             (59)              27             (4)
Corporate...................................................       29,834          (6,869)           2,642         (1,785)
Mortgage-backed.............................................       23,976            (145)           1,871         (1,221)
Other asset-backed..........................................       17,052          (1,170)           2,445         (1,330)
                                                             --------------   --------------  --------------  --------------
DEBT SECURITIES GAINS AND LOSSES............................   $   73,875       $  (8,243)      $    7,956      $  (4,838)
                                                             ==============   ==============  ==============  ==============
EQUITY SECURITIES GAINS AND LOSSES..........................   $    1,782       $    (529)      $      --       $     --
                                                             ==============   ==============  ==============  ==============
NET GAINS...................................................   $   66,885                       $    3,118
                                                             ==============                   ==============


POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures (Note 9), for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control, seed money in separate accounts, and derivative instruments. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

NET INVESTMENT INCOME

Sources of net investment income for the years 2002, 2001 and 2000 follow (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Debt securities............................................................    $   88,764      $   28,436      $    7,254
Equity securities..........................................................           269            --              --
Other invested assets......................................................           237            --              --
Policy loans...............................................................            38              15              12
Cash and cash equivalents..................................................         4,891           2,845           2,049
                                                                              --------------  --------------  --------------
Total investment income....................................................        94,199          31,296           9,315
Less: investment expenses..................................................         1,727             320             118
                                                                              --------------  --------------  --------------
NET INVESTMENT INCOME......................................................    $   92,472      $   30,976      $    9,197
                                                                              ==============  ==============  ==============


NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions, when declines in fair value of debt and equity securities whose value, in our judgment, is considered to be other-than-temporarily impaired are written down to fair value as a charge to realized losses included in net income. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made. The new cost basis is not changed for subsequent recoveries in value. Applicable income taxes are reported separately as components of net income.

Sources and types of net realized investment gains (losses) for the years 2002, 2001 and 2000 follow (in thousands):


                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

IMPAIRMENT LOSSES ON DEBT SECURITIES.....................................      $  (13,207)     $      --        $     --
                                                                              --------------  --------------  --------------
Debt securities gains....................................................           2,754             425              73
Debt securities losses...................................................          (6,640)           (213)             (6)
Equity securities losses.................................................              (1)            --              --
Other invested assets....................................................             927          (1,408)             49
                                                                              --------------  --------------  --------------
NET TRANSACTION GAINS (LOSSES)...........................................          (2,960)         (1,196)            116
                                                                              --------------  --------------  --------------
NET REALIZED INVESTMENT GAINS (LOSSES)...................................      $  (16,167)     $   (1,196)     $      116
                                                                              ==============  ==============  ==============


UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for the years 2002, 2001 and 2000 follow (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  ---------------

Debt securities..........................................................      $     62,514    $      2,297    $      2,652
Equity securities........................................................             1,253             --              --
Other investments .......................................................             2,203           2,258             --
                                                                              --------------  --------------  ---------------
NET UNREALIZED INVESTMENT GAINS..........................................      $     65,970    $      4,555    $      2,652
                                                                              ==============  ==============  ===============

Net unrealized investment gains..........................................      $     65,970    $      4,555    $      2,652
                                                                              --------------  --------------  ---------------
Applicable deferred policy acquisition costs.............................            37,474           1,443           1,139
Applicable deferred income taxes (benefit)...............................             9,974           1,090             529
                                                                              --------------  --------------  ---------------
Offsets to net unrealized investment gains...............................            47,448           2,533           1,668
                                                                              --------------  --------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME.................................      $     18,522    $      2,022    $        984
                                                                              ==============  ==============  ===============

CASH FLOWS

Investment purchases, sales, repayments and maturities for the years 2002, 2001 and 2000 follow:

                                                                                   2002            2001             2000
                                                                              --------------  --------------  ---------------

Debt security purchases..................................................      $ (1,720,008)   $   (765,529)   $   (118,383)
Equity security purchases................................................            (9,374)            --              --
Other invested asset purchases...........................................            (9,929)           (779)           (517)
Policy loan advances, net................................................              (439)           (186)           (188)
                                                                              --------------  --------------  ---------------
INVESTMENT PURCHASES.....................................................      $ (1,739,750)   $   (766,494)   $   (119,088)
                                                                              ==============  ==============  ===============

Debt securities sales....................................................      $     94,486    $     34,165    $      1,513
Debt securities maturities and repayments................................           296,625         106,670          27,998
Equity security sales....................................................            23,084             --              --
                                                                              --------------  --------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..............................      $    414,195    $    140,835    $     29,511
                                                                              ==============  ==============  ===============


The maturities of debt securities and mortgage loans, by contractual sinking fund payment and maturity, at year-end 2002 are summarized in the following table (in thousands). Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, we may have the right to put or sell the obligations back to the issuers and mortgage loans may be refinanced.

  Due in one year or less...................................................................................   $    452,931
  Due after one year through five years.....................................................................      1,206,211
  Due after five years through ten years....................................................................        407,434
  Due after ten years.......................................................................................        255,981
                                                                                                              ---------------
  TOTAL.....................................................................................................   $  2,322,557
                                                                                                              ===============


4.  SEPARATE ACCOUNTS

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities are primarily carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

5.  INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2002, 2001 and 2000 follows (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

NET INCOME (LOSS)...........................................................       (8,635)            539          (1,263)
Other comprehensive income..................................................       11,129             909             529
                                                                              --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS).................................................    $   2,494       $   1,448       $    (734)
                                                                              ==============  ==============  ==============

Current.....................................................................    $  (9,073)      $ (22,194)      $  (4,308)
Deferred....................................................................          438          22,733           3,045
                                                                              --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME.............................       (8,635)            539          (1,263)
Deferred income taxes applicable to other comprehensive income..............       11,129             909             529
                                                                              --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME...................    $   2,494       $   1,448       $    (734)
                                                                              ==============  ==============  ==============

INCOME TAXES PAID (RECOVERED)...............................................    $   3,149       $  (5,357)      $  (2,660)
                                                                              ==============  ==============  ==============


For the years 2002, 2001 and 2000, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Income taxes (benefit) at statutory rate.....................................   $  (7,662)      $   1,326       $    (437)
Tax advantaged investment income.............................................        (972)           (812)           (853)
Other, net...................................................................          (1)             25              27
                                                                              --------------  --------------  --------------
APPLICABLE INCOME TAXES (BENEFIT)............................................   $  (8,635)      $     539       $  (1,263)
                                                                              ==============  ==============  ==============
Effective income tax (benefit) rates.........................................       39.4%           14.2%          101.2%
                                                                              ==============  ==============  ==============

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2002 and 2001 follow (in thousands):


                                                                                                  2002            2001
                                                                                              --------------  --------------


Deferred income tax assets:
Future policyholder benefits.................................................................  $   24,858       $   19,350
Unearned premiums / deferred revenues........................................................       2,454              806
Investments..................................................................................         --               243
Net operating loss carryover benefits........................................................      32,568              --
Other........................................................................................         810              378
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX ASSETS.............................................................      60,690           20,777
                                                                                              --------------  --------------
Deferred tax liabilities:

Deferred policy acquisition costs............................................................      84,040           47,149
Investments..................................................................................      15,643            1,054
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX LIABILITIES........................................................      99,683           48,203
                                                                                              --------------  --------------
DEFERRED INCOME TAX LIABILITY................................................................  $   38,993       $   27,426
                                                                                              ==============  ==============

Commencing with the tax year ended December 31, 2001, we are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. We had filed separate company returns for the tax years ended December 31, 1996 through December 31, 2000 as required under Internal Revenue Code Section 1504(c). Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At year-end 2002, we had net operating losses of $93 million for federal income tax purposes of which $24.6 million expires in 2015, $15.6 million expires in 2016 and $52.8 million expires in 2017. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at year-end 2002 and 2001 will be realized.

6.  RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $64.0 million, $47.0 million and $34.3 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to Phoenix Life were $7.5 million and $4.9 million as of December 31, 2002 and 2001, respectively.

Phoenix Investment Partners Ltd. an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment services to us for a fee. Investment advisory fees incurred by us were $2.0 million, $2.3 million and $2.1 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to the affiliated investment advisors were $40 thousand and $39 thousand, as of December 31, 2002 and 2001, respectively.

Phoenix Equity Planning Corporation, a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker-dealers who are licensed to sell our annuity contracts. We incurred commissions for contracts underwritten by Phoenix Equity Planning of $30.3 million, $32.4 million and $20.0 million for the years ended December 31, 2002,

2001 and 2000, respectively. Amounts payable to Phoenix Equity Planning were $0.3 million and $1.2 million, as of December 31, 2002 and 2001, respectively.

Phoenix Life pays commissions to producers who sell non-registered life and annuity products offered by us. Commissions paid by Phoenix Life on our behalf were $28.1 million, $9.2 million and $8.5 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to Phoenix Life were $2.3 million and $1.3 million as of December 31, 2002 and 2001, respectively.

WS Griffith Associates, Inc., an indirect wholly-owned subsidiary of Phoenix Life, sells and services many of our non-participating life insurance products through its insurance agents. Concessions paid to WS Griffith Associates were $1.0 million, $0.7 million and $2.6 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to WS Griffith Associates were $124 thousand and $162 thousand, as of December 31, 2002 and 2001, respectively.

7.  EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Company's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 ("ERISA"). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and the related expense attributable to us has been allocated. The amount of the allocated expense is not significant to the financial statements.

8.  OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Components of accumulated other comprehensive income at year-end 2002 and 2001 follows:

                                                                                   2002                      2001
                                                                        -------------------------- -------------------------
                                                                            GROSS          NET        GROSS          NET
                                                                        ----------------------------------------------------

Unrealized gains on investments......................................     $  71,345    $  20,814    $   5,375    $   2,292
Unrealized gains on derivative instruments...........................         2,790        1,814         (514)        (334)
                                                                        ------------- ------------ ------------ ------------
Accumulated other comprehensive income...............................        74,135    $  22,628        4,861    $   1,958
                                                                        ------------- ------------ ------------ ------------
Applicable deferred policy acquisition costs.........................        39,323                     1,849
Applicable deferred income taxes.....................................        12,184                     1,054
                                                                        -------------              ------------
Offsets to other comprehensive income................................        51,507                     2,903
                                                                        -------------              ------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................     $  22,628                 $   1,958
                                                                        =============              ============


9.  FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments at year-end 2002 and 2001 follow (in thousands):


                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE              VALUE           VALUE             VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents...............................   $   473,246       $   473,246      $   171,444      $   171,444
Debt securities.........................................     2,388,189         2,388,189          789,380          789,380
Equity securities.......................................        33,121            33,121             --               --
Policy loans............................................         1,335             1,335              896              896
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS........................................   $ 2,895,891       $ 2,895,891      $   961,720      $   961,720
                                                         ===============   ===============  ===============  ===============
Investment contracts....................................   $ 2,557,428       $ 2,627,078      $   865,970      $   866,465
Derivative financial instruments........................          --                --                514              514
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES...................................   $ 2,557,428       $ 2,627,078      $   866,484      $   866,979
                                                         ===============   ===============  ===============  ===============


DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

We recognized an after-tax gain of $2.1 million for the year ended December 31, 2002 and an after tax loss of $0.3 million for the year ended December 31, 2001 (reported as other comprehensive income in Statements of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. At year-end 2002, we expect to reclassify into earnings over the next twelve months $0.3 million of the deferred after tax gains on these derivative instruments. For the year 2001, we reclassified an after-tax gain of $0.3 to net realized investment gains related to these same derivatives.

We held the following positions in derivative instruments at year-end 2002 and 2001 at fair value (in thousands):

                                                                                   2002                      2001
                                                                        -------------------------  -------------------------

                                               NOTIONAL
                                                AMOUNT       MATURITY      ASSET      LIABILITY       ASSET     LIABILITY
                                             ------------  ------------ ----------- -------------- ----------- ------------

Interest rate swaps.........................      50,000      2012       $    --      $    --      $    --      $      514
                                             ------------               ----------- -------------- ----------- ------------
TOTAL DERIVATIVE INSTRUMENT POSITIONS.......  $   50,000                 $    --      $    --      $    --      $      514
                                             ============               =========== ============== =========== ============

We are exposed to credit risk in the event of nonperformance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. We did not have any credit exposure related to these instruments at year-end 2002 and 2001, respectively.

10. STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2002, 2001 and 2000. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits taxes based on admissibility tests.

The following reconciles our statutory net income as reported to regulatory authorities to GAAP net income as reported in these financial statements for the years ended December 31, 2002, 2001 and 2000 (in thousands):

                                                                                 2002            2001             2000
                                                                           ---------------  ---------------  ---------------

Statutory net income................................................        $   (146,135)    $    (45,648)    $    (40,129)
DAC, net............................................................             110,587           81,588           23,845
Future policy benefits..............................................               1,488          (20,013)          19,615
Deferred income taxes...............................................                (438)         (22,136)          (3,641)
Net investment income...............................................              15,531            7,085             --
Realized gains......................................................               6,177            2,149             --
Other, net..........................................................                (466)             225              325
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS), AS REPORTED......................................        $    (13,256)    $      3,250     $         15
                                                                           ===============  ===============  ===============

The following reconciles our statutory surplus and asset valuation reserve ("AVR") as reported to regulatory authorities to GAAP equity as reported in these financial statements for the years ended December 31, 2002, 2001 and 2000 (in thousands):

                                                                                 2002            2001             2000
                                                                           ---------------  ---------------  ---------------

Statutory surplus and AVR...........................................        $    215,806     $    102,016     $     41,847
DAC, net............................................................             295,000          166,836           85,247
Future policy benefits..............................................             (42,616)         (42,885)         (29,336)
Investment valuation allowances.....................................              20,715            1,597              459
Deferred income taxes...............................................             (38,993)         (28,756)          (4,379)
Deposit funds.......................................................              23,167            5,073            --
Other, net..........................................................              (2,170)             245              350
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, AS REPORTED...................................        $    470,909     $    204,126     $     94,188
                                                                           ===============  ===============  ===============


The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution that may be made by us during 2003 without prior approval is subject to restrictions relating to statutory surplus.

In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded).

The State of Connecticut Insurance Department adopted the Codification guidance, effective January 1, 2001. The effect of adoption increased our statutory surplus by $587.8 thousand, primarily as a result of recording deferred income taxes.

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         MARCH 31, 2003

                                TABLE OF CONTENTS



                                                                         PAGE
                                                                      ----------
Financials Statements:

Balance Sheet as of March 31, 2003 (unaudited) and December 31, 2002..    F-3

Statement of Income, Comprehensive Income and Changes in
  Stockholder's Equity for the three months ended
  March 31, 2003 and 2002 (unaudited).................................    F-4

Statement of Cash Flows for the three months ended March 31, 2003 and
  2002 (unaudited)....................................................    F-5

Notes to Financial Statements (unaudited)............................. F-6 - F-8

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                 ($ amounts in thousands, except per share data)
                MARCH 31, 2003 (UNAUDITED) AND DECEMBER 31, 2002

                                                                                            2003                2002
                                                                                     -------------------  ------------------
ASSETS:
Available-for-sale debt securities, at fair value..................................    $   3,044,101        $   2,388,189
Equity securities, at fair value...................................................           32,394               33,121
Policy loans, at unpaid principal balances.........................................            1,340                1,335
Other investments..................................................................           10,383               10,166
                                                                                     -------------------  ------------------
Total investments..................................................................        3,088,218            2,432,811
Cash and cash equivalents..........................................................          135,328              473,246
Accrued investment income..........................................................           22,747               18,768
Deferred policy acquisition costs..................................................          280,510              255,677
Other general account assets.......................................................           68,365               45,105
Separate account assets............................................................        1,395,991            1,157,913
                                                                                     -------------------  ------------------
TOTAL ASSETS.......................................................................    $   4,991,159        $   4,383,520
                                                                                     ===================  ==================


LIABILITIES:
Policyholder deposit funds.........................................................    $   2,784,395        $   2,557,428
Policy liabilities and accruals....................................................          145,097              124,925
Deferred income taxes..............................................................           37,387               38,993
Other general account liabilities..................................................          138,412               33,352
Separate account liabilities.......................................................        1,395,992            1,157,913
                                                                                     -------------------  ------------------
TOTAL LIABILITIES..................................................................        4,501,283            3,912,611
                                                                                     -------------------  ------------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued.........            2,500                2,500
Additional paid-in capital.........................................................          469,234              444,234
Retained earnings (accumulated deficit)............................................              (16)               1,547
Accumulated other comprehensive income.............................................           18,158               22,628
                                                                                     -------------------  ------------------
TOTAL STOCKHOLDER'S EQUITY.........................................................          489,876              470,909
                                                                                     -------------------  ------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY.........................................    $   4,991,159        $   4,383,520
                                                                                     ===================  ==================


The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
 STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
             THREE MONTHS ENDED MARCH 31, 2003 AND 2002 (UNAUDITED)

                                                                                            2003                 2002
                                                                                     -------------------  -------------------
 REVENUES:
 Premiums...........................................................................   $          584       $        --
 Insurance and investment product fees..............................................           13,966                9,438
 Investment income, net of expenses.................................................           32,235               15,477
 Net realized investment gains (losses).............................................           (2,744)               1,004
                                                                                     -------------------  -------------------
 TOTAL REVENUES                                                                                44,041               25,919
                                                                                     -------------------  -------------------

 BENEFITS AND EXPENSES:
 Policy benefits....................................................................           32,729               15,845
 Policy acquisition cost amortization...............................................            6,180                1,581
 Other operating expenses...........................................................            7,545                4,962
                                                                                     -------------------  -------------------
 TOTAL BENEFITS AND EXPENSES........................................................           46,454               22,388
                                                                                     -------------------  -------------------
 Income (loss) before income taxes..................................................           (2,413)               3,531
 Applicable income taxes (benefit)..................................................             (850)               1,192
                                                                                     -------------------  -------------------
 NET INCOME (LOSS) .................................................................   $       (1,563)      $        2,339
                                                                                     ===================  ===================

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS)..................................................................   $       (1,563)      $        2,339
                                                                                     -------------------  -------------------
 Net unrealized investment losses...................................................           (4,387)              (2,422)
 Net unrealized derivative instruments gains (losses)...............................              (83)                  60
                                                                                     -------------------  -------------------
 OTHER COMPREHENSIVE LOSS...........................................................           (4,470)              (2,362)
                                                                                     -------------------  -------------------
 COMPREHENSIVE LOSS.................................................................   $       (6,033)      $          (23)
                                                                                     ===================  ===================

ADDITIONAL PAID-IN CAPITAL:
Capital contributions from parent..................................................    $       25,000       $       25,000

RETAINED EARNINGS:
Net income (loss)..................................................................            (1,563)               2,339

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive loss...........................................................            (4,470)              (2,362)
                                                                                     -------------------  ------------------
CHANGE IN STOCKHOLDER'S EQUITY.....................................................            18,967               24,977
Stockholder's equity, beginning of period..........................................           470,909              204,126
                                                                                     -------------------  ------------------
STOCKHOLDER'S EQUITY, END OF PERIOD................................................    $      489,876       $      229,103
                                                                                     ===================  ==================


The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
             THREE MONTHS ENDED MARCH 31, 2003 AND 2002 (UNAUDITED)

                                                                                            2003                2002
                                                                                     -------------------  ------------------
OPERATING ACTIVITIES:
Net income (loss)..................................................................    $       (1,563)      $        2,339
Net realized investment (gains) losses.............................................             2,744               (1,004)
Deferred income taxes..............................................................               799                3,155
Increase in accrued investment income..............................................            (3,979)              (3,010)
Deferred policy acquisition costs increase.........................................           (27,316)             (18,949)
Increase in policy liabilities and accruals........................................            20,272               13,285
Other assets and other liabilities net change......................................            22,151              (10,357)
                                                                                     -------------------  ------------------
CASH FROM OPERATING ACTIVITIES.....................................................            13,108              (14,541)
                                                                                     -------------------  ------------------

INVESTING ACTIVITIES:
Investment purchases...............................................................          (813,404)            (368,194)
Investment sales, repayments and maturities........................................           210,511               59,853
                                                                                     -------------------  ------------------
CASH (FOR) FROM INVESTING ACTIVITIES...............................................          (602,893)            (308,341)
                                                                                     -------------------  ------------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund receipts, net............................................          226,867              306,489
 Capital contributions from parent..................................................           25,000               25,000
                                                                                     -------------------  -------------------
 CASH FROM FINANCING ACTIVITIES.....................................................          251,867              331,489
                                                                                     -------------------  -------------------
 CHANGE IN CASH AND CASH EQUIVALENTS................................................         (337,918)               8,607
 Cash and cash equivalents, beginning of period.....................................          473,246              171,444
                                                                                     -------------------  -------------------
 CASH AND CASH EQUIVALENTS, END OF PERIOD...........................................   $      135,328       $      180,051
                                                                                     ===================  ===================


The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                   THREE MONTHS ENDED MARCH 31, 2003 AND 2002 (UNAUDITED)

1.  ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; investments in debt and equity securities and accruals for contingent liabilities. Our significant accounting policies are presented in the notes to our 2002 audited financial statements.

Our interim financial statements for the period ended March 31, 2003 (2003 quarter) do not include all of the information required by GAAP for annual financial statements. In our opinion, we have included all adjustments, consisting of normal, recurring adjustments, considered necessary for a fair statement of the results for the interim periods. Operating results for the interim period in 2003 are not necessarily indicative of the results that may be expected for the year 2003. These unaudited financial statements should be read in conjunction with our 2002 audited financial statements.

SIGNIFICANT TRANSACTIONS

During the 2003 and 2002 quarters, PM Holdings made a capital contribution of $25.0 million to support our growing needs.

2.  OPERATING ACTIVITIES

DEFERRED POLICY ACQUISITION COSTS

The activity in deferred policy acquisition costs for the 2003 and 2002 quarters follows (in thousands):

                                                                                            2003                2002
                                                                                     -------------------  ------------------
Direct acquisition costs deferred, excluding acquisitions..........................    $       33,498       $       20,531
Recurring costs amortized to expense...............................................            (6,180)              (1,581)
(Cost) or credit offsets to net unrealized investment gains or losses included in
  other comprehensive income.......................................................            (2,485)               3,433
                                                                                     -------------------  ------------------
Change in deferred policy acquisition costs........................................            24,833               22,383
Deferred policy acquisition costs, beginning of period.............................           255,677              164,987
                                                                                     -------------------  ------------------
DEFERRED POLICY ACQUISITION COSTS, END OF PERIOD...................................    $      280,510       $      187,370
                                                                                     ===================  ==================

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the 2003 and 2002 quarters follows (in millions):


                                                                                            2003                2002
                                                                                     -------------------  ------------------
Deposits...........................................................................    $         343.7      $         398.2
Performance........................................................................                2.5                  8.6
Fees...............................................................................               (5.2)                (6.2)
Benefits and surrenders............................................................             (154.5)               (40.8)
                                                                                     -------------------  ------------------
Change in funds under management...................................................              186.5                359.8
Funds under management, beginning of period........................................            3,696.1              2,385.9
                                                                                     -------------------  ------------------
FUNDS UNDER MANAGEMENT, END OF PERIOD..............................................    $       3,882.6      $       2,745.7
                                                                                     ===================  ==================


POLICYHOLDER DEPOSIT FUNDS

At quarter-end 2003 and year-end 2002, there was $1,259.9 million and $1,294.2 million, respectively, in policyholder deposit funds with no associated surrender charges.

3.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

Fair value and cost of our debt and equity securities at quarter-end 2003 and year-end 2002 follow (in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------
U.S. government and agency.............................   $    168,677      $    167,158     $      7,343     $      6,377
State and political subdivision........................         48,961            47,604           39,213           37,625
Foreign government.....................................         21,764            21,257           11,586           11,186
Corporate..............................................      1,071,805         1,044,279          791,091          768,126
Mortgage-backed........................................        763,508           742,100          643,147          619,316
Other asset-backed.....................................        969,386           954,615          895,809          879,927
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $  3,044,101      $  2,977,013     $  2,388,189     $  2,322,557
                                                         ===============   ===============  ===============  ===============
EQUITY SECURITIES......................................   $     32,394      $     32,167     $     33,121     $     31,868
                                                         ===============   ===============  ===============  ===============

Gross and net unrealized gains and losses from debt and equity securities at quarter-end 2003 and year-end 2002 follow
(in thousands):

                                                                          2003                            2002
                                                             -------------------------------  ------------------------------
                                                                 GAINS           LOSSES           GAINS          LOSSES
                                                             --------------   --------------  --------------  --------------
U.S. government and agency..................................   $    1,556       $     (37)      $      966      $     --
State and political subdivision.............................        1,590            (233)           1,588            --
Foreign government..........................................          891            (383)             459            (59)
Corporate...................................................       34,211          (6,685)          29,834         (6,869)
Mortgage-backed.............................................       21,865            (457)          23,976           (145)
Other asset-backed..........................................       17,572          (2,801)          17,052         (1,170)
                                                             --------------   --------------  --------------  --------------
DEBT SECURITIES GAINS AND LOSSES............................   $   77,685       $ (10,596)      $   73,875      $  (8,243)
                                                             ==============   ==============  ==============  ==============
EQUITY SECURITIES GAINS AND LOSSES..........................   $    1,440       $  (1,214)      $    1,782      $    (529)
                                                             ==============   ==============  ==============  ==============
NET GAINS...................................................   $   67,315                       $   66,885
                                                             ==============                   ==============

NET REALIZED INVESTMENT GAINS (LOSSES)

Sources and types of net realized investment gains (losses) for the 2003 and 2002 quarters follow (in thousands):

                                                                                            2003                2002
                                                                                     -------------------  ------------------
IMPAIRMENT LOSSES ON DEBT SECURITIES...............................................    $       (4,803)      $           --
                                                                                     -------------------  ------------------
Debt securities gains..............................................................             3,319                  838
Debt securities losses.............................................................              (196)                  (6)
Equity securities gains............................................................               286                  --
Equity securities losses...........................................................              (538)                 --
Other invested assets..............................................................              (812)                 172
                                                                                     -------------------  ------------------
NET TRANSACTION GAINS..............................................................             2,059                1,004
                                                                                     -------------------  ------------------
NET REALIZED INVESTMENT GAINS (LOSSES).............................................    $       (2,744)      $        1,004
                                                                                     ===================  ==================


UNREALIZED INVESTMENT GAINS (LOSSES)

Sources of net unrealized investment gains (losses) for the 2003 and 2002 quarters follow (in thousands):

                                                                                            2003                2002
                                                                                     -------------------  ------------------
Debt securities....................................................................    $       (2,829)      $       (7,159)
Equity securities..................................................................            (1,026)                --
Other investments .................................................................              (409)                --
                                                                                     -------------------  ------------------
NET UNREALIZED INVESTMENT LOSSES...................................................    $       (4,264)      $       (7,159)
                                                                                     ===================  ==================

Net unrealized investment losses...................................................    $       (4,264)      $       (7,159)
                                                                                     -------------------  ------------------
Applicable deferred policy acquisition costs.......................................             2,485               (3,433)
Applicable deferred income tax benefit.............................................            (2,362)              (1,304)
                                                                                     -------------------  ------------------
Offsets to net unrealized investment losses........................................               123               (4,737)
                                                                                     -------------------  ------------------
 NET UNREALIZED INVESTMENT LOSSES INCLUDED IN OTHER COMPREHENSIVE INCOME............    $      (4,387)      $       (2,422)
                                                                                     ===================  ==================


4.  STATUTORY CAPITAL AND SURPLUS

Our statutory basis capital and surplus (including asset valuation reserve) was $223.1 million and $215.8 million at quarter-end 2003 and year-end 2002, respectively. Our net statutory loss from operations was $12.3 for the 2003 quarter.

                                     PART C

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements

               The financial statements are included in Part B and condensed financial information is included in Part A.

          (b)  Exhibits

               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant's Registration Statement (No. 33-87376) on Form N-4 dated December 14, 1994.

               (2)  Not Applicable.

               (3)  Distribution of Policies

                    (a) Master Service and Distribution Compliance Agreement between Registrant and Phoenix Equity Planning Corporation dated November 1, 2000 and filed via Edgar with Post-Effective Amendment No. 5 on April 29, 2002.

                    (b) Form of Agreement between Phoenix Equity Planning Corporation and Registered Broker-Dealers with respect to the sale of Contracts is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to its Form N-4 Registration Statement (File No. 33-87376) dated July 20, 1995.

               (4)  (a)  Form of Variable Annuity Contract (Premium Edge) is
                         incorporated by reference to Registrant's Pre-Effective Amendment No. 1 (File No. 333-95611) filed via Edgar on May 11, 2000 (Accession Number 0000949377-00-000302).

               (5)  (a)  Form of Application (Premium Edge) is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 (File No. 333-95611) filed via Edgar on May 11, 2000 (Accession Number 0000949377-00-000302).

               (6)  (a)  Charter of PHL Variable Insurance Company is
                         incorporated by reference to Registrant's Registration Statement (File No. 033-87376) on Form N-4 dated December 14, 1994.

                    (b) By-laws of PHL Variable Insurance Company is incorporated by reference to Registrant's Registration Statement (File No. 033-87376) on Form N-4 dated December 14, 1994.

               (7)  Not Applicable.

               (8)  Not Applicable.

               (9)  Opinion and Consent of Richard J. Wirth, Esq.*

               (10) (a)  Consent of PricewaterhouseCoopers LLP.*

                    (b) Consent of Brian A. Giantonio, Esq.*

                    (c) Consent of Joseph P. DeCresce, Esq. *

               (11) Not Applicable.

               (12) Not Applicable.

               (13) (a) Explanation of Yield and Effective Yield Calculation is incorporated by reference to Registrant's Post-Effective Amendment No. 1 to its Form N-4 Registration Statement (File No. 033-87376) filed via Edgar on April 19, 1996.

                    (b) Explanation of Total Return Calculation is incorporated by reference to Registrant's initial N-4 filing (File No. 333-95611) on January 28, 2000 (Accession Number 0000949377-00-000035).

--------------------
*Filed herewith

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR


NAME                                    POSITION
----                                    --------
Michael J. Gilotti***                   Director and Executive Vice President
Robert E. Primmer***                    Director and Senior Vice President
Coleman D. Ross*                        Director, Executive Vice President and Chief Financial Officer
Sue A. Collins*                         Director and President
Michael E. Haylon**                     Executive Vice President and Chief Investment Officer
Tracy L. Rich*                          Executive Vice President and Assistant Secretary
John H. Beers*                          Vice President and Secretary
Moira C. Lowe*                          Vice President and Compliance Officer
Katherine P. Cody*                      Second Vice President and Treasurer

* The business address of this individual is One American Row, Hartford, CT ** The business address of this individual is 56 Prospect Street, Hartford, CT *** The business address of this individual is 38 Prospect Street, Hartford, CT

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


                                                 ---------------------------------
                                                          Phoenix Life
        |----------------------------------------      Insurance Company          --------------
        |                                                   NY Corp.                           |
        |                         |--------------          (Succ. By                           |
        |                         |                  demutualization, 2001)                    |
        |                         |              ---------------------------------             |
        |                         |                            |                               |
---------------------   -----------------------  ---------------------------------     ---------------------
     Separate                 Variable
  Accounts B, C,            Accumulation                Variable Universal
      and D                   Account                     Life Account              |-    PM Holdings, Inc.
  NY Sep. Accts.          NY Sep. Account               NY Sep. Account             |         CT Corp.
     (7/1/92)                (6/21/82)                     (6/17/85)                |        (1/18/81)
---------------------   -----------------------  ---------------------------------  |  ---------------------
        |                         |                            |                    |         |
----------------------------------------------------------------------------------  | ---------------------
                                                                                    |
                          The Phoenix Edge Series Fund                              |    Phoenix Variable
                                Mass. Bus. Trust                                    |     Advisors, Inc.
                                    (2/18/86)                                       |     Delaware Corp.
                                                                                    |       (6/27/95)
----------------------------------------------------------------------------------  | ---------------------
      \          \          \                                                       |
       \          \          \      ----------------------------------------------  |
        \          \          \                                                     |
         \          \          \           PHL Variable Insurance Company         --|
          \          \          \              CT Stock Co. (4/24/81)               |
           \          \          \                                                  |
            \          \          \ ----------------------------------------------  |
             \          \          \                           |                    |
                    ---------------------------  ---------------------------------  |
                                                                                    |
                         PHLVIC Variable                   PHL Variable             |
                      Universal Life Account           Accumulation Account         |
                          CT Sep. Acct.        \          CT Sep. Acct.             |
                            (9/10/98)                       (12/7/94)               |
                                                                                    |
                    ---------------------------  ---------------------------------  |
                      \                                                             |
                       \    ------------------------------------------------------  |
                        \                                                           |
                         \              Phoenix Life and Annuity Co.              --|
                          \                   CT Stock Co. (3/96)
                           \
                            ------------------------------------------------------
                              \                           |
                               \   -----------------------------------------------
                                \
                                 \            Phoenix Life and Annuity
                                  \           Variable Universal Life
                                   \                  Account
                                                CT Sep. Acct. (5/97)

                                   -----------------------------------------------

ITEM 27.  NUMBER OF CONTRACT OWNERS
    As of May 1, 2003, there were 6,525 contract owners.

ITEM 28.  INDEMNIFICATION

    Section 33-779 of the Connecticut General Statutes states that: "a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by sections 33-770 to 33-778, inclusive".

    Article III, Section 14 of the By-laws of the Company provides that: "Each Director, officer or employee of the Company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the Company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director, officer or employee of the Company, or of any other company which he was serving as a Director or officer at the request of the Company, except in relation to matters as to which such Director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITER

        1. Phoenix Equity Planning Corporation ("PEPCO")

           (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, and Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

           (b) Directors and Executive Officers of PEPCO

           NAME                                     POSITION
           ----                                     --------
           Stephen D. Gresham*                      Chairman of the Board and Chief Sales and Marketing Officer
           Michael E. Haylon*                       Director
           William R. Moyer*                        Director, Executive Vice President, Chief Financial Officer and Treasurer
           John F. Sharry*                          President
           John H. Beers**                          Vice President and Secretary

        * The business address of this individual is 56 Prospect Street, Hartford, CT
        ** The business address of this individual is One American
           Row, Hartford, CT

           (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06082 and 101 Munson Street, Greenfield, Massachusetts 01302.


ITEM 31.  MANAGEMENT SERVICES

    Not applicable.


ITEM 32.  UNDERTAKINGS

    Not applicable.

                                   SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 30th day of May, 2003.

                                             PHL VARIABLE INSURANCE COMPANY

                                             By:  /s/ Sue A. Collins
                                                  --------------------------
                                                  Sue A. Collins
                                                  President

                                             PHL VARIABLE ACCUMULATION ACCOUNT

                                             By:  /s/ Sue A. Collins
                                                  --------------------------
                                                  Sue A. Collins
                                                  President

       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated with PHL Variable Insurance Company on this 30th day of May, 2003.


       SIGNATURE                             TITLE
       ---------                             -----


----------------------------                 Director & Executive Vice President
*Michael J. Gilotti

----------------------------                 Director & Sr. Vice President
*Robert E. Primmer


----------------------------                 Director, Executive Vice President,
*Coleman D. Ross                             Chief Financial Officer

/s/ Sue A. Collins                           Director, President
----------------------------
Sue A. Collins

By:/s/ Richard J. Wirth
   --------------------
*Richard J. Wirth, as Attorney-in-Fact pursuant to Powers of Attorney, filed previously via Edgar on August 9, 2002.





                                      S-1